UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Balanced Fund

May 31, 2010

1.800332.106

BAL-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 57.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.2%
Johnson Controls, Inc.	1,242,200	$ 35,440
TRW Automotive Holdings Corp. (a)	338,969	10,196
		45,636
Automobiles - 0.3%
Daimler AG (United States) (a)	212,100	10,433
Ford Motor Co. (a)	2,251,752	26,413
Harley-Davidson, Inc.	725,800	21,926
Toyota Motor Corp. sponsored ADR	134,800	9,751
		68,523
Distributors - 0.1%
Li & Fung Ltd.	2,713,000	11,777
Diversified Consumer Services - 0.0%
Educomp Solutions Ltd.	393,383	4,539
Hotels, Restaurants & Leisure - 1.0%
Darden Restaurants, Inc.	326,802	14,020
Las Vegas Sands Corp. (a)	591,200	13,881
Marriott International, Inc. Class A	688,500	23,030
McDonald's Corp.	1,483,100	99,175
Royal Caribbean Cruises Ltd. (a)	417,200	12,099
Starwood Hotels & Resorts Worldwide, Inc.	619,300	28,643
		190,848
Household Durables - 0.2%
D.R. Horton, Inc.	942,200	11,485
M.D.C. Holdings, Inc.	378,961	11,892
Newell Rubbermaid, Inc.	715,200	11,915
Stanley Black & Decker, Inc.	243,087	13,562
		48,854
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	361,200	45,316
Expedia, Inc.	820,300	17,686
Rakuten, Inc.	9,111	6,350
		69,352
Leisure Equipment & Products - 0.1%
Brunswick Corp.	500,453	8,743
Eastman Kodak Co. (a)(f)	1,214,600	6,850
		15,593
Media - 1.7%
DIRECTV (a)	1,695,100	63,888
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Global, Inc. Class A (a)	504,907	$ 13,027
Naspers Ltd. Class N	174,700	6,847
The Walt Disney Co.	3,117,400	104,184
Time Warner Cable, Inc.	791,306	43,308
Time Warner, Inc.	2,029,269	62,887
Viacom, Inc. Class B (non-vtg.) (a)	1,345,540	45,224
		339,365
Multiline Retail - 0.3%
Target Corp.	1,129,325	61,582
Specialty Retail - 1.5%
Best Buy Co., Inc.	726,403	30,691
Hengdeli Holdings Ltd.	16,280,000	6,753
Home Depot, Inc.	2,608,100	88,310
Inditex SA	243,577	13,610
Lowe's Companies, Inc.	2,511,300	62,155
Ross Stores, Inc.	292,121	15,307
Sally Beauty Holdings, Inc. (a)	1,495,679	14,074
Tiffany & Co., Inc.	298,500	13,561
TJX Companies, Inc.	846,500	38,482
Urban Outfitters, Inc. (a)	333,700	12,113
		295,056
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy - Louis Vuitton (f)	92,920	9,857
Ports Design Ltd.	1,414,500	3,415
Trinity Ltd.	6,444,000	4,188
		17,460
TOTAL CONSUMER DISCRETIONARY		1,168,585
CONSUMER STAPLES - 6.3%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	701,312	33,896
Coca-Cola Bottling Co. Consolidated	126,232	6,281
Coca-Cola FEMSA SAB de CV sponsored ADR	100,425	6,680
Coca-Cola Icecek AS	353,800	3,282
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	69,406	6,687
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,060,598	34,330
Diageo PLC sponsored ADR	476,253	29,185
Embotelladora Andina SA sponsored ADR	331,616	6,818
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	1,267,197	$ 52,006
PepsiCo, Inc.	1,233,382	77,567
The Coca-Cola Co.	3,457,991	177,741
		434,473
Food & Staples Retailing - 1.5%
BJ's Wholesale Club, Inc. (a)	555,969	22,278
CVS Caremark Corp.	2,094,604	72,536
Kroger Co.	1,049,730	21,131
Safeway, Inc.	846,998	18,753
Wal-Mart Stores, Inc.	1,507,158	76,202
Walgreen Co.	2,413,248	77,320
		288,220
Food Products - 0.6%
Archer Daniels Midland Co.	752,664	19,020
Ausnutria Dairy Hunan Co. Ltd. Class H	5,024,000	3,329
Bunge Ltd.	65,343	3,186
Dean Foods Co. (a)	2,747,657	29,263
Green Mountain Coffee Roasters, Inc. (a)(f)	408,132	9,652
Nestle SA	622,351	28,230
Unilever NV (NY Shares) unit	1,172,410	32,019
Viterra, Inc. (a)	435,800	3,249
		127,948
Household Products - 1.0%
Colgate-Palmolive Co.	142,781	11,150
Energizer Holdings, Inc. (a)	260,078	14,614
Procter & Gamble Co.	2,939,742	179,589
		205,353
Personal Products - 0.3%
Avon Products, Inc.	1,976,698	52,363
Tobacco - 0.7%
Altria Group, Inc.	1,885,161	38,250
British American Tobacco PLC sponsored ADR	1,106,381	64,779
Philip Morris International, Inc.	788,231	34,777
Souza Cruz Industria Comerico	93,900	3,406
		141,212
TOTAL CONSUMER STAPLES		1,249,569
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.1%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	2,002,921	$ 76,391
Cameron International Corp. (a)	92,100	3,334
Ensco International Ltd. ADR	231,300	8,651
Halliburton Co.	1,557,291	38,668
National Oilwell Varco, Inc.	238,579	9,097
Pride International, Inc. (a)	876,213	21,704
Saipem SpA	663,714	20,863
Schlumberger Ltd.	79,500	4,464
Smith International, Inc.	744,252	27,954
Transocean Ltd. (a)	355,400	20,176
Weatherford International Ltd. (a)	1,584,233	22,369
		253,671
Oil, Gas & Consumable Fuels - 4.8%
Alpha Natural Resources, Inc. (a)	111,900	4,294
Anadarko Petroleum Corp.	468,766	24,531
Apache Corp.	228,500	20,460
Arch Coal, Inc.	867,939	18,704
BG Group PLC	2,699,201	41,638
BP PLC	862,400	6,204
BP PLC sponsored ADR	386,600	16,604
Chevron Corp.	1,956,751	144,545
China Shenhua Energy Co. Ltd. (H Shares)	1,166,000	4,702
Concho Resources, Inc. (a)	259,368	13,500
ConocoPhillips	173,159	8,980
Denbury Resources, Inc. (a)	2,210,822	36,368
Ellora Energy, Inc. (a)(g)	1,529,700	14,056
EXCO Resources, Inc.	331,466	5,718
Exxon Mobil Corp.	251,825	15,225
Falkland Oil & Gas Ltd. (a)	1,174,700	3,288
Frontier Oil Corp.	393,200	5,469
Imperial Oil Ltd.	273,200	10,603
InterOil Corp. (a)(f)	116,100	5,721
Marathon Oil Corp.	1,611,568	50,104
Massey Energy Co.	332,900	11,026
Occidental Petroleum Corp.	549,468	45,337
OPTI Canada, Inc. (a)	769,700	1,446
Peabody Energy Corp.	115,900	4,515
Petrobank Energy & Resources Ltd. (a)	498,900	21,529
Petrohawk Energy Corp. (a)	1,184,941	22,786
Pioneer Natural Resources Co.	125,800	8,013
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co. (a)	652,264	$ 14,415
Range Resources Corp.	149,867	6,737
Royal Dutch Shell PLC Class B ADR	2,232,400	113,049
Southwestern Energy Co. (a)	1,212,291	45,594
Suncor Energy, Inc.	1,899,392	59,157
Talisman Energy, Inc.	2,086,800	35,997
Ultra Petroleum Corp. (a)	395,319	18,193
Whiting Petroleum Corp. (a)	354,906	29,709
XTO Energy, Inc.	1,585,400	67,760
		955,977
TOTAL ENERGY		1,209,648
FINANCIALS - 9.3%
Capital Markets - 1.4%
Ameriprise Financial, Inc.	721,118	28,693
Bank of New York Mellon Corp.	139,079	3,783
Charles Schwab Corp.	1,348,815	22,040
Evercore Partners, Inc. Class A	132,000	4,303
Franklin Resources, Inc.	154,028	15,109
Goldman Sachs Group, Inc.	20,300	2,928
Invesco Ltd.	844,582	15,675
Morgan Stanley	3,917,767	106,211
State Street Corp.	1,619,315	61,809
TD Ameritrade Holding Corp. (a)	423,100	7,502
		268,053
Commercial Banks - 2.6%
BB&T Corp.	754,902	22,828
East West Bancorp, Inc.	641,160	10,900
FirstMerit Corp.	860,299	16,036
Huntington Bancshares, Inc.	3,715,506	22,888
KeyCorp	1,622,513	13,013
PNC Financial Services Group, Inc.	2,166,994	135,979
Regions Financial Corp.	2,584,600	19,720
Sumitomo Mitsui Financial Group, Inc.	1,134,000	33,641
SunTrust Banks, Inc.	922,191	24,853
U.S. Bancorp, Delaware	1,600,500	38,348
Wells Fargo & Co.	6,271,589	179,932
		518,138
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.7%
American Express Co.	1,667,345	$ 66,477
Capital One Financial Corp.	820,200	33,874
Discover Financial Services	2,277,310	30,630
Promise Co. Ltd.	835,900	5,422
		136,403
Diversified Financial Services - 2.6%
Bank of America Corp.	7,573,259	119,203
Citigroup, Inc. (a)	28,511,859	112,907
CME Group, Inc.	94,667	29,976
IntercontinentalExchange, Inc. (a)	77,693	9,022
JPMorgan Chase & Co.	6,120,258	242,240
NBH Holdings Corp. Class A (a)(g)	576,500	11,242
		524,590
Insurance - 1.4%
Aegon NV (a)	876,016	4,998
Allstate Corp.	919,624	28,168
Aon Corp.	189,000	7,460
Berkshire Hathaway, Inc. Class B (a)	262,743	18,537
CNO Financial Group, Inc. (a)	2,835,570	15,908
Genworth Financial, Inc. Class A (a)	861,796	13,435
MetLife, Inc.	2,581,268	104,516
Progressive Corp.	1,041,153	20,396
Protective Life Corp.	681,200	14,659
Sony Financial Holdings, Inc.	4,373	15,142
The First American Corp.	539,057	18,344
Unum Group	1,070,500	24,729
		286,292
Real Estate Investment Trusts - 0.4%
Digital Realty Trust, Inc. (f)	176,964	10,071
ProLogis Trust	1,369,535	15,585
SL Green Realty Corp.	187,930	11,706
Sunstone Hotel Investors, Inc. (a)	714,700	7,883
The Macerich Co.	197,900	8,185
U-Store-It Trust	1,014,800	8,342
Ventas, Inc.	320,362	15,041
		76,813
Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	1,053,700	13,297
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc. Class A (a)	189,638	$ 2,515
Indiabulls Real Estate Ltd. (a)	3,720,771	12,647
		28,459
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	1,443,506	17,553
People's United Financial, Inc.	600,300	8,386
		25,939
TOTAL FINANCIALS		1,864,687
HEALTH CARE - 6.4%
Biotechnology - 1.0%
Acorda Therapeutics, Inc. (a)	175,741	6,042
AMAG Pharmaceuticals, Inc. (a)	264,964	8,436
Amgen, Inc. (a)	550,243	28,492
AVEO Pharmaceuticals, Inc.	370,300	2,966
Biogen Idec, Inc. (a)	900,487	42,710
BioMarin Pharmaceutical, Inc. (a)	809,900	15,809
Genzyme Corp. (a)	1,084,772	52,774
Gilead Sciences, Inc. (a)	744,460	26,741
Human Genome Sciences, Inc. (a)	285,731	7,075
United Therapeutics Corp. (a)	135,100	6,920
		197,965
Health Care Equipment & Supplies - 1.2%
American Medical Systems Holdings, Inc. (a)	381,403	8,604
C. R. Bard, Inc.	253,818	20,552
CareFusion Corp. (a)	999,900	25,417
Covidien PLC	1,042,247	44,181
Edwards Lifesciences Corp. (a)	725,602	36,665
ev3, Inc. (a)	865,768	16,380
Mako Surgical Corp. (a)(f)	831,059	10,945
Quidel Corp. (a)	975,647	11,415
Stryker Corp.	599,497	31,791
Thoratec Corp. (a)	169,300	7,427
William Demant Holding AS (a)	249,976	17,810
		231,187
Health Care Providers & Services - 1.3%
CIGNA Corp.	1,053,288	35,254
Express Scripts, Inc. (a)	639,592	64,343
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Henry Schein, Inc. (a)	693,113	$ 39,099
Medco Health Solutions, Inc. (a)	1,173,126	67,631
UnitedHealth Group, Inc.	1,881,247	54,688
		261,015
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	1,265,702	23,808
Life Sciences Tools & Services - 0.5%
Covance, Inc. (a)	319,066	16,834
Illumina, Inc. (a)	604,185	25,400
Life Technologies Corp. (a)	615,125	30,793
QIAGEN NV (a)	989,248	20,853
		93,880
Pharmaceuticals - 2.3%
Abbott Laboratories	1,062,227	50,520
Allergan, Inc.	820,156	49,365
Johnson & Johnson	879,368	51,267
Merck & Co., Inc.	3,725,458	125,511
Novo Nordisk AS Series B	279,862	21,638
Perrigo Co.	205,673	12,219
Pfizer, Inc.	8,137,585	123,935
Shire PLC sponsored ADR	423,400	25,916
		460,371
TOTAL HEALTH CARE		1,268,226
INDUSTRIALS - 6.7%
Aerospace & Defense - 1.4%
Goodrich Corp.	594,104	41,231
Honeywell International, Inc.	482,906	20,654
Precision Castparts Corp.	225,700	26,339
Raytheon Co.	921,175	48,279
The Boeing Co.	844,450	54,197
United Technologies Corp.	1,311,619	88,377
		279,077
Air Freight & Logistics - 0.2%
FedEx Corp.	494,400	41,277
Airlines - 0.1%
Southwest Airlines Co.	2,265,303	28,180
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	248,026	$ 9,298
Masco Corp.	1,084,209	14,474
Owens Corning (a)	452,608	15,085
		38,857
Commercial Services & Supplies - 0.0%
Republic Services, Inc.	221,066	6,437
Construction & Engineering - 0.2%
Fluor Corp.	458,036	21,491
Granite Construction, Inc.	157,599	4,673
Jacobs Engineering Group, Inc. (a)	206,100	8,607
KBR, Inc.	310,700	6,829
		41,600
Electrical Equipment - 1.0%
Cooper Industries PLC Class A	677,300	31,813
First Solar, Inc. (a)(f)	825,066	92,704
JA Solar Holdings Co. Ltd. ADR (a)(f)	3,565,232	17,363
Regal-Beloit Corp.	530,229	31,968
Saft Groupe SA	287,000	8,902
Solarfun Power Holdings Co. Ltd. ADR (a)(f)	2,025,307	15,109
Vestas Wind Systems AS (a)	87,900	4,210
		202,069
Industrial Conglomerates - 1.3%
Carlisle Companies, Inc.	268,300	10,434
General Electric Co.	11,653,504	190,535
Textron, Inc.	1,153,711	23,847
Tyco International Ltd.	679,100	24,577
		249,393
Machinery - 1.6%
Caterpillar, Inc.	800,100	48,614
Cummins, Inc.	795,107	54,051
Danaher Corp.	732,819	58,171
Deere & Co.	841,666	48,547
Dover Corp.	237,200	10,648
Eaton Corp.	190,677	13,338
Ingersoll-Rand Co. Ltd.	706,200	26,348
Navistar International Corp. (a)	584,022	31,642
NSK Ltd.	521,000	3,814
Timken Co.	167,200	4,814
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Toro Co.	183,860	$ 9,835
Vallourec SA (f)	41,342	7,739
		317,561
Road & Rail - 0.7%
CSX Corp.	1,111,207	58,061
Union Pacific Corp.	1,056,600	75,473
		133,534
TOTAL INDUSTRIALS		1,337,985
INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 0.3%
Aruba Networks, Inc. (a)(f)	1,639,543	21,970
Ciena Corp. (a)(f)	1,351,396	21,041
Meru Networks, Inc. (a)	407,615	5,340
Sycamore Networks, Inc.	433,831	7,644
		55,995
Computers & Peripherals - 2.3%
A-DATA Technology Co. Ltd. (a)	3,491,000	7,584
Apple, Inc. (a)	1,111,271	285,774
HTC Corp.	1,339,000	18,208
SanDisk Corp. (a)	3,105,408	144,774
		456,340
Electronic Equipment & Components - 0.3%
Agilent Technologies, Inc. (a)	1,361,244	44,050
BYD Co. Ltd. (H Shares) (f)	1,116,500	9,371
Tyco Electronics Ltd.	290,071	8,360
		61,781
Internet Software & Services - 0.8%
eBay, Inc. (a)	2,942,032	62,989
Google, Inc. Class A (a)	46,200	22,415
Monster Worldwide, Inc. (a)	613,192	9,069
WebMD Health Corp. (a)	1,299,587	59,170
		153,643
IT Services - 0.1%
Heartland Payment Systems, Inc.	203,531	3,344
Visa, Inc. Class A	249,839	18,103
		21,447
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 5.5%
Analog Devices, Inc.	2,763,655	$ 80,616
Applied Materials, Inc.	10,101,545	130,411
ASAT Holdings Ltd. (a)	88,719	0*
ASAT Holdings Ltd. warrants 7/24/11 (a)	2,416	0*
ASML Holding NV (NY Shares)	4,916,475	138,940
ATMI, Inc. (a)	1,177,016	19,068
Avago Technologies Ltd.	945,500	19,525
Broadcom Corp. Class A	1,225,270	42,296
Brooks Automation, Inc. (a)	2,473,662	20,581
Entegris, Inc. (a)	2,206,944	11,917
Inotera Memories, Inc. (a)	57,299,880	34,301
Intel Corp.	4,486,117	96,093
KLA-Tencor Corp.	2,639,674	81,223
Lam Research Corp. (a)	2,090,350	79,141
LDK Solar Co. Ltd. sponsored ADR (a)	64,100	389
Linear Technology Corp.	93,000	2,600
Marvell Technology Group Ltd. (a)	2,634,129	49,996
Micron Technology, Inc. (a)	16,473,785	149,747
Nanya Technology Corp. (a)	12,562,000	10,347
Photronics, Inc. (a)	1,334,176	6,751
ReneSola Ltd. sponsored ADR (a)(f)	740,300	4,568
Samsung Electronics Co. Ltd.	136,148	87,887
Skyworks Solutions, Inc. (a)	319,100	5,083
Varian Semiconductor Equipment Associates, Inc. (a)	1,202,752	37,394
		1,108,874
Software - 1.5%
Microsoft Corp.	11,503,756	296,797
Nuance Communications, Inc. (a)	505,637	8,614
		305,411
TOTAL INFORMATION TECHNOLOGY		2,163,491
MATERIALS - 2.0%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	202,700	13,998
Albemarle Corp.	612,247	26,363
CF Industries Holdings, Inc.	49,650	3,405
Clariant AG (Reg.) (a)	527,310	6,144
Dow Chemical Co.	1,947,062	52,395
E.I. du Pont de Nemours & Co.	371,846	13,450
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Lubrizol Corp.	23,400	$ 2,073
LyondellBasell Industries NV:
Class A (a)	121,049	2,151
Class B (a)	110,998	1,965
Monsanto Co.	570,003	28,996
Praxair, Inc.	279,500	21,689
Solutia, Inc. (a)	840,670	12,736
The Mosaic Co.	177,400	8,191
Wacker Chemie AG (f)	76,294	9,584
		203,140
Construction Materials - 0.0%
HeidelbergCement AG	95,508	5,186
Martin Marietta Materials, Inc.	15,244	1,421
		6,607
Containers & Packaging - 0.2%
Ball Corp.	152,272	7,499
Owens-Illinois, Inc. (a)	526,762	15,977
Pactiv Corp. (a)	201,800	5,767
Rexam PLC	1,823,700	8,336
		37,579
Metals & Mining - 0.7%
Alcoa, Inc.	35,000	407
AngloGold Ashanti Ltd. sponsored ADR	946,285	39,668
ArcelorMittal SA (NY Shares) Class A unit (f)	44,600	1,352
Carpenter Technology Corp.	264,320	10,285
Commercial Metals Co.	586,766	9,136
Freeport-McMoRan Copper & Gold, Inc.	499,545	34,993
Globe Specialty Metals, Inc.	1,338,500	15,620
Ivanhoe Mines Ltd. (a)	362,300	5,277
Nucor Corp.	269,550	11,604
		128,342
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	404,164	17,209
TOTAL MATERIALS		392,877
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	1,558,400	$ 37,869
Qwest Communications International, Inc.	22,413,936	117,449
		155,318
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV Series L sponsored ADR	597,500	28,286
American Tower Corp. Class A (a)	1,779,370	72,118
Clearwire Corp.:
rights 6/21/10 (a)	2,728,237	906
Class A (a)	2,929,537	23,846
NII Holdings, Inc. (a)	1,142,554	41,669
Sprint Nextel Corp. (a)	6,249,200	32,058
		198,883
TOTAL TELECOMMUNICATION SERVICES		354,201
UTILITIES - 2.1%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	1,769,296	56,547
Entergy Corp.	608,672	45,693
FPL Group, Inc.	1,510,754	75,432
PPL Corp.	797,878	20,593
Southern Co.	217,213	7,103
		205,368
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	820,200	8,423
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	636,857	8,674
CMS Energy Corp.	1,853,834	27,214
PG&E Corp.	2,138,700	88,756
Sempra Energy	623,150	28,665
TECO Energy, Inc.	1,651,638	25,683
Wisconsin Energy Corp.	381,471	18,692
		197,684
TOTAL UTILITIES		411,475
TOTAL COMMON STOCKS (Cost $10,478,322)		11,420,744
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	$ 0*
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	128,900	5,604
Volkswagen AG	112,462	9,925
		15,529
Nonconvertible Bonds - 6.9%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 4,524	4,719
5.875% 3/15/11	1,680	1,732
		6,451
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 5.35% 3/1/18	1,891	2,103
Household Durables - 0.1%
Fortune Brands, Inc.:
5.125% 1/15/11	3,427	3,505
5.375% 1/15/16	6,765	7,204
5.875% 1/15/36	6,603	6,153
		16,862
Media - 0.5%
AOL Time Warner, Inc.:
6.875% 5/1/12	1,974	2,151
7.625% 4/15/31	4,975	5,720
Comcast Cable Communications, Inc. 6.75% 1/30/11	413	428
Comcast Corp.:
4.95% 6/15/16	1,520	1,603
5.5% 3/15/11	309	319
5.7% 5/15/18	7,229	7,817
6.4% 3/1/40	4,756	5,003
6.45% 3/15/37	2,326	2,438
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
COX Communications, Inc.:
4.625% 6/1/13	$ 3,612	$ 3,849
6.25% 6/1/18 (g)	1,718	1,883
Discovery Communications LLC:
3.7% 6/1/15 (h)	4,720	4,736
6.35% 6/1/40 (h)	4,773	4,805
Liberty Media Corp.:
5.7% 5/15/13	1,430	1,430
8.25% 2/1/30	6,315	5,841
NBC Universal, Inc.:
3.65% 4/30/15 (g)	5,432	5,500
5.15% 4/30/20 (g)	7,276	7,429
6.4% 4/30/40 (g)	6,271	6,510
News America Holdings, Inc. 7.75% 12/1/45	7,397	8,940
News America, Inc. 5.3% 12/15/14	708	773
Time Warner Cable, Inc.:
5% 2/1/20	775	774
5.4% 7/2/12	1,976	2,118
6.2% 7/1/13	1,879	2,087
6.75% 7/1/18	949	1,069
Time Warner, Inc.:
5.875% 11/15/16	3,581	3,956
6.2% 3/15/40	3,821	3,833
6.5% 11/15/36	2,758	2,857
		93,869
TOTAL CONSUMER DISCRETIONARY		119,285
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14 (g)	5,328	5,780
Diageo Capital PLC 5.2% 1/30/13	4,139	4,499
FBG Finance Ltd. 5.125% 6/15/15 (g)	2,374	2,577
		12,856
Food & Staples Retailing - 0.0%
CVS Caremark Corp.:
0.5519% 6/1/10 (n)	1,856	1,856
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.: - continued
6.036% 12/10/28	$ 1,793	$ 1,814
6.302% 6/1/37 (n)	3,829	3,465
		7,135
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	572	642
Kraft Foods, Inc.:
5.375% 2/10/20	8,116	8,429
5.625% 11/1/11	2,959	3,127
6.5% 8/11/17	6,608	7,482
6.75% 2/19/14	436	498
		20,178
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,447	1,554
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	20,958	25,411
Reynolds American, Inc.:
6.75% 6/15/17	2,414	2,548
7.25% 6/15/37	8,028	7,851
		35,810
TOTAL CONSUMER STAPLES		77,533
ENERGY - 0.9%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (g)	6,510	6,508
Transocean Ltd. 5.25% 3/15/13	1,522	1,556
Weatherford International Ltd.:
4.95% 10/15/13	1,408	1,477
5.15% 3/15/13	1,841	1,944
		11,485
Oil, Gas & Consumable Fuels - 0.8%
BW Group Ltd. 6.625% 6/28/17 (g)	2,391	2,224
Canadian Natural Resources Ltd. 5.15% 2/1/13	3,637	3,894
Cenovus Energy, Inc. 6.75% 11/15/39 (g)	2,852	3,095
ConocoPhillips 5.75% 2/1/19	9,619	10,669
Duke Capital LLC 6.25% 2/15/13	809	879
Duke Energy Field Services:
5.375% 10/15/15 (g)	988	1,060
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services: - continued
6.45% 11/3/36 (g)	$ 6,493	$ 6,394
6.875% 2/1/11	1,870	1,935
7.875% 8/16/10	839	850
El Paso Natural Gas Co. 5.95% 4/15/17	756	791
Enbridge Energy Partners LP:
5.875% 12/15/16	1,460	1,606
6.5% 4/15/18	1,918	2,148
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,335	2,591
Enterprise Products Operating LP:
5.6% 10/15/14	1,581	1,711
5.65% 4/1/13	563	604
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	3,123	3,359
Kinder Morgan Energy Partners LP:
5.3% 9/15/20	4,921	4,864
6.55% 9/15/40	2,218	2,184
Lukoil International Finance BV 6.656% 6/7/22 (g)	988	914
Midcontinent Express Pipel LLC 5.45% 9/15/14 (g)	5,000	5,218
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	2,582	2,739
6.85% 1/15/40 (g)	9,822	10,868
Nakilat, Inc. 6.067% 12/31/33 (g)	5,528	5,198
Nexen, Inc.:
5.05% 11/20/13	3,109	3,329
5.2% 3/10/15	735	782
5.875% 3/10/35	1,565	1,469
6.4% 5/15/37	5,235	5,254
NGPL PipeCo LLC 6.514% 12/15/12 (g)	2,881	2,952
Pemex Project Funding Master Trust 1.557% 6/15/10 (g)(n)	1,007	1,002
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	3,200	3,176
6.875% 1/20/40	4,800	4,817
7.875% 3/15/19	6,941	7,857
Plains All American Pipeline LP:
6.125% 1/15/17	1,940	2,072
7.75% 10/15/12	1,907	2,118
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	1,932	2,145
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)	$ 3,472	$ 3,582
5.5% 9/30/14 (g)	4,853	5,186
5.832% 9/30/16 (g)	1,086	1,147
6.332% 9/30/27 (g)	5,910	6,062
6.75% 9/30/19 (g)	3,177	3,455
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	2,199	2,374
Suncor Energy, Inc.:
6.1% 6/1/18	9,176	10,060
6.85% 6/1/39	8,895	9,603
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,280	3,371
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,458
TransCanada PipeLines Ltd.:
3.4% 6/1/15	1,989	2,001
6.1% 6/1/40	4,000	3,966
6.35% 5/15/67 (n)	1,917	1,739
XTO Energy, Inc.:
5% 1/31/15	1,414	1,550
5.65% 4/1/16	970	1,099
		169,421
TOTAL ENERGY		180,906
FINANCIALS - 3.2%
Capital Markets - 0.7%
Bear Stearns Companies, Inc.:
4.5% 10/28/10	1,482	1,500
5.3% 10/30/15	10,296	10,913
6.95% 8/10/12	4,442	4,878
BlackRock, Inc. 6.25% 9/15/17	1,565	1,771
Goldman Sachs Group, Inc.:
5.25% 10/15/13	4,773	4,966
5.95% 1/18/18	3,225	3,272
6.15% 4/1/18	1,593	1,627
6.75% 10/1/37	5,715	5,351
7.5% 2/15/19	10,921	12,057
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	11,105
Lazard Group LLC:
6.85% 6/15/17	3,123	3,216
7.125% 5/15/15	1,113	1,179
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	$ 5,188	$ 5,413
6.4% 8/28/17	2,110	2,160
6.875% 4/25/18	3,732	3,844
Morgan Stanley:
0.5953% 1/9/14 (n)	3,544	3,255
2.9228% 5/14/13 (n)	7,709	7,695
4.75% 4/1/14	642	637
5.25% 11/2/12	198	207
5.45% 1/9/17	193	186
5.95% 12/28/17	445	444
6% 5/13/14	6,140	6,365
6.6% 4/1/12	4,624	4,865
7.3% 5/13/19	6,528	6,857
Scotland International Finance No. 2 BV 7.7% 8/15/10 (g)	790	799
The Bank of New York, Inc.:
4.3% 5/15/14	6,301	6,706
4.95% 11/1/12	3,124	3,372
5.45% 5/15/19	6,656	7,215
UBS AG Stamford Branch:
3.875% 1/15/15	11,500	11,446
5.75% 4/25/18	919	936
		134,237
Commercial Banks - 0.6%
ANZ National International Ltd. 6.2% 7/19/13 (g)	488	538
Bank of America NA:
5.3% 3/15/17	13,170	12,921
6% 10/15/36	7,045	6,446
Bank One Corp. 5.25% 1/30/13	752	797
BB&T Corp. 6.5% 8/1/11	1,005	1,057
Chase Manhattan Corp. 7.875% 6/15/10	1,255	1,258
Credit Suisse New York Branch 6% 2/15/18	14,192	14,486
DBS Bank Ltd. (Singapore) 0.6559% 5/16/17 (g)(n)	3,396	3,192
Discover Bank:
7% 4/15/20	3,200	3,154
8.7% 11/18/19	2,425	2,653
Export-Import Bank of Korea:
5.125% 2/14/11	2,361	2,412
5.25% 2/10/14 (g)	456	473
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea: - continued
5.5% 10/17/12	$ 1,824	$ 1,936
Fifth Third Bancorp:
4.5% 6/1/18	117	109
8.25% 3/1/38	2,978	3,178
HBOS PLC 6.75% 5/21/18 (g)	560	529
HSBC Holdings PLC:
0.4915% 10/6/16 (n)	1,254	1,232
6.5% 9/15/37	10,625	10,787
JPMorgan Chase Bank 6% 10/1/17	1,694	1,810
KeyBank NA:
5.8% 7/1/14	4,565	4,844
7% 2/1/11	908	938
KeyBank NA, Cleveland 5.45% 3/3/16	2,765	2,829
Korea Development Bank 4.625% 9/16/10	1,482	1,496
Lloyds TSB Bank PLC 5.8% 1/13/20 (g)	3,675	3,452
Manufacturers & Traders Trust Co. 1.7909% 4/1/13 (g)(n)	791	772
Marshall & Ilsley Bank:
4.85% 6/16/15	1,877	1,777
5% 1/17/17	526	469
5.25% 9/4/12	2,130	2,109
PNC Funding Corp.:
0.4778% 1/31/12 (n)	2,998	2,968
3.625% 2/8/15	2,015	2,056
Regions Bank 6.45% 6/26/37	5,575	4,741
Regions Financial Corp.:
5.75% 6/15/15	1,383	1,370
7.75% 11/10/14	6,416	6,815
Standard Chartered Bank 6.4% 9/26/17 (g)	988	1,035
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(n)	2,371	2,248
UnionBanCal Corp. 5.25% 12/16/13	535	579
Wachovia Bank NA 4.875% 2/1/15	1,138	1,190
Wachovia Corp.:
0.4328% 10/15/11 (n)	3,247	3,224
0.4428% 4/23/12 (n)	439	434
5.625% 10/15/16	2,748	2,921
5.75% 6/15/17	2,371	2,522
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co. 3.625% 4/15/15	$ 7,671	$ 7,763
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	469	485
		128,005
Consumer Finance - 0.3%
Capital One Bank USA NA 8.8% 7/15/19	5,758	6,867
Discover Financial Services:
0.7856% 6/11/10 (n)	3,252	3,251
6.45% 6/12/17	11,229	11,213
General Electric Capital Corp.:
5.625% 9/15/17	22,752	24,067
5.9% 5/13/14	8,210	8,970
Household Finance Corp. 6.375% 10/15/11	1,504	1,590
HSBC Finance Corp.:
5.25% 1/14/11	1,058	1,078
5.25% 1/15/14	852	902
MBNA America Bank NA 7.125% 11/15/12 (g)	561	611
MBNA Corp. 7.5% 3/15/12	1,300	1,400
ORIX Corp. 5.48% 11/22/11	311	322
SLM Corp.:
0.457% 3/15/11 (n)	90	87
0.5458% 10/25/11 (n)	6,795	6,392
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (g)	221	230
		66,980
Diversified Financial Services - 0.7%
Bank of America Corp. 5.75% 12/1/17	8,190	8,294
Citigroup, Inc.:
5.3% 10/17/12	7,664	7,950
5.5% 4/11/13	8,594	8,853
6.125% 5/15/18	12,994	13,291
6.5% 1/18/11	1,057	1,088
6.5% 8/19/13	22,036	23,208
8.5% 5/22/19	12,000	14,060
International Lease Finance Corp.:
5.4% 2/15/12	2,316	2,165
6.375% 3/25/13	1,215	1,106
6.625% 11/15/13	2,200	1,997
JPMorgan Chase & Co.:
4.65% 6/1/14	8,500	8,988
4.891% 9/1/15 (n)	2,206	2,201
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
5.6% 6/1/11	$ 2,503	$ 2,599
5.75% 1/2/13	1,792	1,923
6.3% 4/23/19	8,000	8,709
6.75% 2/1/11	304	315
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	881	822
5.5% 1/15/14 (g)	562	556
5.7% 4/15/17 (g)	1,371	1,251
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (g)	8,007	8,801
TECO Finance, Inc.:
4% 3/15/16	1,828	1,845
5.15% 3/15/20	2,626	2,666
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	2,618	2,625
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(n)	4,049	3,685
ZFS Finance USA Trust IV 5.875% 5/9/62 (g)(n)	1,303	1,173
		130,171
Insurance - 0.4%
Assurant, Inc. 5.625% 2/15/14	1,546	1,624
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	480
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(n)	1,205	1,072
Jackson National Life Global Funding 5.375% 5/8/13 (g)	609	652
Liberty Mutual Group, Inc. 6.5% 3/15/35 (g)	481	422
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (g)	5,143	6,753
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0401% 6/30/12 (g)(n)	5,556	5,535
MetLife, Inc.:
5% 6/15/15	941	993
6.125% 12/1/11	800	848
6.75% 6/1/16	5,158	5,722
7.717% 2/15/19	4,113	4,760
Metropolitan Life Global Funding I:
4.625% 8/19/10 (g)	2,668	2,685
5.125% 4/10/13 (g)	452	488
5.125% 6/10/14 (g)	4,625	4,961
Monumental Global Funding II 5.65% 7/14/11 (g)	1,336	1,379
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Monumental Global Funding III 5.5% 4/22/13 (g)	$ 1,780	$ 1,882
New York Life Insurance Co. 6.75% 11/15/39 (g)	3,905	4,288
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,860	3,908
Pacific Life Global Funding 5.15% 4/15/13 (g)	2,737	2,872
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	4,524	5,633
Pacific LifeCorp 6% 2/10/20 (g)	4,566	4,755
Prudential Financial, Inc.:
3.875% 1/14/15	5,340	5,368
5.15% 1/15/13	1,752	1,852
5.4% 6/13/35	365	325
5.5% 3/15/16	344	363
5.7% 12/14/36	310	289
6.2% 1/15/15	920	1,012
7.375% 6/15/19	2,520	2,885
8.875% 6/15/38 (n)	2,403	2,547
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(n)	303	277
Symetra Financial Corp. 6.125% 4/1/16 (g)	4,189	4,148
		80,778
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
4.95% 3/15/13	296	313
5.5% 1/15/12	1,020	1,074
Camden Property Trust:
5.375% 12/15/13	3,103	3,287
5.875% 11/30/12	542	583
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,439	2,442
5.25% 4/15/11	2,661	2,676
5.375% 10/15/12	2,478	2,457
7.5% 4/1/17	3,309	3,293
Duke Realty LP:
4.625% 5/15/13	559	572
5.875% 8/15/12	98	103
Equity One, Inc.:
6% 9/15/17	717	717
6.25% 1/15/17	399	407
Federal Realty Investment Trust:
5.4% 12/1/13	355	380
5.9% 4/1/20	1,780	1,848
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
6% 7/15/12	$ 2,371	$ 2,532
6.2% 1/15/17	501	537
HRPT Properties Trust:
5.75% 11/1/15	719	741
6.25% 6/15/17	996	1,021
6.65% 1/15/18	527	543
Washington (REIT) 5.95% 6/15/11	2,985	3,034
		28,560
Real Estate Management & Development - 0.2%
AMB Property LP 5.9% 8/15/13	2,086	2,193
Arden Realty LP 5.2% 9/1/11	1,083	1,121
BioMed Realty LP 6.125% 4/15/20 (g)	2,364	2,418
Brandywine Operating Partnership LP:
5.625% 12/15/10	3,377	3,430
5.75% 4/1/12	1,527	1,584
Duke Realty LP:
5.4% 8/15/14	490	503
5.5% 3/1/16	3,075	3,125
5.625% 8/15/11	5,104	5,243
8.25% 8/15/19	2,379	2,712
ERP Operating LP 5.5% 10/1/12	358	384
Liberty Property LP:
5.125% 3/2/15	686	704
5.5% 12/15/16	1,227	1,265
Mack-Cali Realty LP 7.75% 2/15/11	789	816
Post Apartment Homes LP 6.3% 6/1/13	3,079	3,254
Regency Centers LP:
4.95% 4/15/14	494	503
5.25% 8/1/15	1,725	1,777
5.875% 6/15/17	854	888
Simon Property Group LP:
4.2% 2/1/15	2,640	2,704
4.6% 6/15/10	472	472
4.875% 8/15/10	545	548
6.75% 5/15/14	5,698	6,344
6.75% 2/1/40	4,710	4,986
Tanger Properties LP 6.15% 11/15/15	20	22
		46,996
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
5.65% 5/1/18	$ 9,440	$ 9,494
7.375% 5/15/14	1,614	1,782
Countrywide Financial Corp. 5.8% 6/7/12	4,768	5,026
First Niagara Financial Group, Inc. 6.75% 3/19/20	5,150	5,388
Independence Community Bank Corp.:
2.1115% 4/1/14 (n)	3,410	3,338
2.331% 6/20/13 (n)	1	1
4.9% 9/23/10	1,371	1,383
		26,412
TOTAL FINANCIALS		642,139
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,395
6.3% 8/15/14	2,925	3,099
Express Scripts, Inc. 6.25% 6/15/14	3,209	3,600
		8,094
Pharmaceuticals - 0.1%
Abbott Laboratories 5.3% 5/27/40	3,200	3,143
Novartis Capital Corp. 4.125% 2/10/14	2,369	2,532
Roche Holdings, Inc. 5% 3/1/14 (g)	4,805	5,269
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	775	874
		11,818
TOTAL HEALTH CARE		19,912
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (g)	5,000	5,648
6.4% 12/15/11 (g)	661	703
		6,351
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	144	145
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.:
6.648% 3/15/19	$ 2,280	$ 2,280
6.82% 5/1/18	179	178
6.9% 7/2/19	675	668
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	283	279
7.57% 11/18/10	7,740	7,817
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,594	1,458
8.36% 7/20/20	1,184	1,161
		13,986
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10	2,044	2,075
5.45% 10/15/12	4,620	5,061
6% 10/15/17	2,368	2,673
General Electric Co. 5.25% 12/6/17	25,356	27,143
		36,952
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (g)	494	528
TOTAL INDUSTRIALS		57,817
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,385	2,610
6% 10/1/12	3,134	3,380
6.55% 10/1/17	1,908	2,179
		8,169
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	1,295	1,381
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.507% 6/15/10 (n)	3,403	3,403
TOTAL INFORMATION TECHNOLOGY		12,953
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.3%
Chemicals - 0.1%
Dow Chemical Co. 7.6% 5/15/14	$ 9,652	$ 11,057
Lubrizol Corp. 8.875% 2/1/19	750	908
		11,965
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,482	1,614
Containers & Packaging - 0.0%
Pactiv Corp.:
5.875% 7/15/12	1,385	1,422
6.4% 1/15/18	1,414	1,439
		2,861
Metals & Mining - 0.2%
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,597	1,703
5.5% 4/1/14	6,648	7,391
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)	1,618	1,758
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	9,881	10,787
6.5% 7/15/18	3,809	4,212
7.125% 7/15/28	9,574	10,694
United States Steel Corp. 6.65% 6/1/37	4,497	3,935
Vale Overseas Ltd. 6.25% 1/23/17	1,877	2,015
		42,495
TOTAL MATERIALS		58,935
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
6.3% 1/15/38	3,095	3,223
6.7% 11/15/13	949	1,085
6.8% 5/15/36	9,241	10,178
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,404	1,639
British Telecommunications PLC 9.125% 12/15/10 (e)	2,197	2,288
CenturyTel, Inc. 7.6% 9/15/39	5,440	5,123
Deutsche Telekom International Financial BV 5.25% 7/22/13	1,213	1,296
SBC Communications, Inc.:
5.1% 9/15/14	1,754	1,922
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.: - continued
5.875% 2/1/12	$ 2,210	$ 2,369
5.875% 8/15/12	790	861
Sprint Capital Corp. 6.875% 11/15/28	15,445	12,839
Telecom Italia Capital SA:
4.95% 9/30/14	2,594	2,572
5.25% 10/1/15	3,073	3,071
6.999% 6/4/18	8,694	9,153
7.2% 7/18/36	4,780	4,631
Telefonica Emisiones SAU:
5.877% 7/15/19	5,604	5,785
6.421% 6/20/16	939	1,043
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	2,978
6.25% 4/1/37	4,611	4,750
Verizon New England, Inc. 6.5% 9/15/11	720	763
Verizon New York, Inc. 6.875% 4/1/12	2,145	2,321
		79,890
Wireless Telecommunication Services - 0.1%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	11,632	12,308
5.875% 10/1/19	8,257	8,775
6.35% 3/15/40 (g)	2,500	2,550
Verizon Wireless Capital LLC 5.55% 2/1/14	1,919	2,121
Vodafone Group PLC:
5% 12/16/13	1,856	2,000
5.5% 6/15/11	2,232	2,325
		30,079
TOTAL TELECOMMUNICATION SERVICES		109,969
UTILITIES - 0.5%
Electric Utilities - 0.2%
AmerenUE 6.4% 6/15/17	2,415	2,673
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,325	3,613
EDP Finance BV:
4.9% 10/1/19 (g)	1,900	1,733
6% 2/2/18 (g)	2,964	2,954
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp.:
4.8% 2/15/15	$ 1,798	$ 1,855
6.05% 8/15/21	2,620	2,598
Illinois Power Co. 6.125% 11/15/17	333	366
Nevada Power Co.:
6.5% 5/15/18	5,290	5,952
6.5% 8/1/18	1,270	1,432
Oncor Electric Delivery Co. 6.375% 5/1/12	2,208	2,386
Pennsylvania Electric Co. 6.05% 9/1/17	618	669
Pepco Holdings, Inc. 6.45% 8/15/12	3,016	3,275
PPL Capital Funding, Inc. 6.7% 3/30/67 (n)	3,316	2,902
Progress Energy, Inc.:
6% 12/1/39	4,410	4,409
7.1% 3/1/11	2,737	2,857
Sierra Pacific Power Co. 5.45% 9/1/13	1,261	1,360
Tampa Electric Co. 6.15% 5/15/37	4,486	4,748
		45,782
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	357	373
Texas Eastern Transmission Corp. 7.3% 12/1/10	2,507	2,579
		2,952
Independent Power Producers & Energy Traders - 0.0%
Duke Capital LLC 5.668% 8/15/14	1,662	1,774
Exelon Generation Co. LLC 5.35% 1/15/14	1,235	1,335
		3,109
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
4.75% 12/15/10	3,178	3,244
6.3% 9/30/66 (n)	12,240	11,322
7.5% 6/30/66 (n)	2,636	2,557
DTE Energy Co. 7.05% 6/1/11	795	836
KeySpan Corp. 7.625% 11/15/10	400	412
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	1,320	1,437
5.875% 10/1/12	2,361	2,576
6.5% 9/15/37	3,287	3,589
National Grid PLC 6.3% 8/1/16	1,062	1,196
NiSource Finance Corp.:
5.25% 9/15/17	682	702
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.4% 7/15/14	$ 6,089	$ 6,534
5.45% 9/15/20	980	985
6.4% 3/15/18	1,072	1,163
6.8% 1/15/19	4,065	4,495
7.875% 11/15/10	826	849
Wisconsin Energy Corp. 6.25% 5/15/67 (n)	4,990	4,541
WPS Resources Corp. 6.11% 12/1/66 (n)	713	642
		47,080
TOTAL UTILITIES		98,923
TOTAL NONCONVERTIBLE BONDS (Cost $1,271,932)		1,378,372
U.S. Government and Government Agency Obligations - 12.2%

U.S. Government Agency Obligations - 0.1%
Fannie Mae 2.75% 3/13/14	17,370	17,924
U.S. Treasury Inflation Protected Obligations - 1.2%
U.S. Treasury Inflation-Indexed Notes:
2.125% 2/15/40	157,660	168,841
2.375% 1/15/27 (k)	61,505	67,203
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		236,044
U.S. Treasury Obligations - 10.9%
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.16% 7/8/10 to 7/22/10 (j)	12,700	12,698
U.S. Treasury Bonds:
4.375% 11/15/39	54,120	55,473
4.375% 5/15/40	116,739	119,877
4.625% 2/15/40	38,580	41,196
U.S. Treasury Notes:
1.375% 2/15/13 (k)	590,000	593,218
1.75% 4/15/13	532,330	540,272
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.75% 3/31/14	$ 460,000	$ 460,863
1.875% 4/30/14 (k)	348,380	350,312
TOTAL U.S. TREASURY OBLIGATIONS		2,173,909
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,389,754)		2,427,877
U.S. Government Agency - Mortgage Securities - 1.8%

Fannie Mae - 1.1%
4% 4/1/24 to 8/1/39	11,613	11,737
4% 5/1/25 (h)(i)	4,000	4,107
4% 6/1/25	4,000	4,100
4% 6/1/25	800	820
4.278% 6/1/36 (n)	372	388
4.5% 6/1/25 (h)	4,000	4,184
4.5% 4/1/38 to 9/1/39	32,397	33,124
4.5% 6/1/40 (h)(i)	1,000	1,020
4.5% 6/1/40 (h)(i)	5,000	5,101
5% 12/1/25 to 5/1/40	11,066	11,608
5% 6/1/40 (h)	9,000	9,419
5% 6/1/40 (h)(i)	6,000	6,279
5% 6/1/40	2,000	2,093
5.496% 7/1/37 (n)	921	969
5.5% 1/1/24 to 3/1/40 (h)	42,364	45,316
5.5% 6/1/40 (h)	1,000	1,067
5.5% 6/1/40 (h)	1,000	1,067
5.5% 6/1/40 (h)	7,500	8,000
5.5% 6/1/40 (h)(i)	11,000	11,733
5.5% 6/1/40 (h)(i)	6,000	6,400
5.5% 6/1/40 (h)(i)	4,000	4,267
6% 2/1/23 to 7/1/38	11,049	11,958
6% 6/1/40 (h)	5,000	5,385
6% 6/1/40 (h)	2,000	2,154
6% 6/1/40 (h)(i)	11,000	11,847
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.5% 1/1/36 to 8/1/36	$ 6,618	$ 7,306
6.5% 6/1/40 (h)	200	218
TOTAL FANNIE MAE		211,667
Freddie Mac - 0.3%
5% 3/1/19 to 6/1/40	40,448	42,748
5.585% 10/1/35 (n)	343	359
6% 7/1/37	91	99
6% 5/1/40 (h)	6,750	7,289
6.5% 11/1/34 to 3/1/36	10,898	12,033
TOTAL FREDDIE MAC		62,528
Government National Mortgage Association - 0.4%
4% 9/15/39 to 4/15/40	5,991	5,992
4% 6/1/40 (h)	1,000	998
4.5% 5/15/39 to 4/15/40	7,988	8,210
4.5% 6/1/40 (h)	1,000	1,024
4.5% 6/1/40 (h)	1,000	1,024
4.5% 6/1/40 (h)	6,000	6,143
4.5% 6/1/40 (h)	2,000	2,048
4.5% 6/1/40 (h)	1,000	1,026
4.5% 6/1/40 (h)	6,000	6,158
5.5% 12/15/31 to 1/15/39	2,677	2,876
5.5% 6/1/40 (h)(i)	6,000	6,434
5.5% 6/1/40 (h)(i)	4,000	4,289
5.5% 6/1/40 (h)(i)	11,000	11,795
6% 2/15/34	15,001	16,468
6.5% 3/15/34	7,082	7,883
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		82,368
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $347,278)		356,563
Asset-Backed Securities - 1.0%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.8128% 4/25/35 (n)	$ 1,999	$ 1,173
ACE Securities Corp. Series 2006-NC2 Class M7, 1.0928% 7/25/36 (n)	117	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0928% 3/25/34 (n)	179	170
Class M2, 1.9928% 3/25/34 (n)	482	317
Series 2005-HE2 Class M2, 0.7928% 4/25/35 (n)	233	208
Series 2006-HE2 Class M3, 0.6828% 5/25/36 (n)	103	3
Series 2006-OP1:
Class M4, 0.7128% 4/25/36 (n)	187	5
Class M5, 0.7328% 4/25/36 (n)	60	0*
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3697% 9/20/13 (n)	1,421	1,400
Series 2006-A7 Class A7, 0.3597% 10/20/12 (n)	659	649
Series 2006-C1 Class C1, 0.8197% 10/20/14 (n)	206	5
Series 2007-A1 Class A, 0.3897% 1/20/15 (n)	441	434
Series 2007-A4 Class A4, 0.3697% 4/22/13 (n)	730	719
ALG Student Loan Trust I Series 2006-1 Class A1, 0.3338% 10/28/18 (g)(n)	179	179
Ally Master Owner Trust Series 2010-2 Class A, 4.25% 4/15/17 (g)	8,970	9,192
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	100	101
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	777	769
Series 2007-2M Class A3, 5.22% 6/8/12	130	131
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0428% 12/25/33 (n)	119	75
Series 2004-R2 Class M3, 0.8928% 4/25/34 (n)	168	21
Series 2005-R2 Class M1, 0.7928% 4/25/35 (n)	2,266	1,695
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6525% 3/1/34 (n)	53	37
Series 2004-W11 Class M2, 1.0428% 11/25/34 (n)	616	368
Series 2004-W7 Class M1, 0.8928% 5/25/34 (n)	1,600	762
Series 2006-W4 Class A2C, 0.5028% 5/25/36 (n)	1,629	515
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.1678% 4/25/34 (n)	2,929	1,794
Series 2006-HE2 Class M1, 0.7128% 3/25/36 (n)	261	15
Axon Financial Funding Ltd. 5.96% 4/4/17 (d)(g)(n)	6,960	0*
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.4928% 8/25/36 (n)	1,230	1,201
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (n)	$ 1,229	$ 1,227
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2935% 12/26/24 (n)	2,409	2,288
C-BASS Trust Series 2006-CB7 Class A2, 0.4028% 10/25/36 (n)	385	378
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	2,220	2,244
Class C, 5.31% 6/15/12	1,633	1,659
Series 2007-1 Class C, 5.38% 11/15/12	583	610
Series 2007-SN1 Class D, 6.05% 1/17/12	285	285
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12	146	147
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.6269% 7/15/13 (n)	4,890	4,891
Series 2007-C3 Class C3, 0.6269% 4/15/13 (g)(n)	3,191	3,190
Series 2009-A1 Class A1, 1.4369% 4/15/13 (n)	4,100	4,101
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7897% 7/20/39 (g)(n)	502	62
Class B, 1.0897% 7/20/39 (g)(n)	290	20
Class C, 1.4397% 7/20/39 (g)(n)	372	9
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	641	662
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6428% 7/25/36 (n)	5,102	996
Series 2006-NC2 Class M7, 1.1928% 6/25/36 (n)	467	9
Series 2006-NC4 Class M1, 0.6428% 10/25/36 (n)	3,478	694
Series 2006-RFC1 Class M9, 2.2128% 5/25/36 (n)	205	8
Series 2007-RFC1 Class A3, 0.4828% 12/25/36 (n)	1,978	708
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.5197% 5/20/17 (g)(n)	177	157
Series 2005-1A Class A1, 4.67% 5/20/17 (g)	508	507
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (g)	14,250	14,222
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	13,320	13,476
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.6128% 10/25/35 (n)	2,921	2,764
Series 2007-AMC4 Class M1, 0.6128% 5/25/37 (n)	840	33
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.4028% 6/25/47 (n)	120	115
Series 2007-4 Class A1A, 0.3661% 9/25/37 (n)	698	655
Series 2007-5 Class 2A1, 0.4428% 9/25/47 (n)	8,055	7,288
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	$ 363	$ 0*
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.3128% 4/25/34 (n)	175	65
Series 2004-4 Class M2, 1.1378% 6/25/34 (n)	645	221
Series 2005-3 Class MV1, 0.7628% 8/25/35 (n)	1,565	1,413
Series 2005-AB1 Class A2, 0.5528% 8/25/35 (n)	243	234
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (g)	480	487
Series 2007-C Class A3, 5.43% 5/15/12 (g)	114	115
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.585% 5/28/35 (n)	43	37
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.5178% 8/25/34 (n)	319	119
Series 2006-3 Class 2A3, 0.5028% 11/25/36 (n)	6,512	2,064
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1678% 3/25/34 (n)	28	4
Series 2005-FF9 Class A3, 0.6228% 10/25/35 (n)	3,646	3,222
Series 2006-FF12 Class A2, 0.3828% 9/25/36 (n)	8	8
Series 2006-FF14 Class A2, 0.4028% 10/25/36 (n)	2,368	2,186
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	564	587
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8869% 6/15/13 (n)	848	823
Series 2010-1 Class A, 1.9869% 12/15/14 (g)(n)	11,410	11,535
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	71	72
Series 2007-1:
Class A4, 5.03% 2/16/15	500	511
Class C, 5.43% 2/16/15	613	594
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.8328% 1/25/35 (n)	1,041	370
Class M4, 1.0228% 1/25/35 (n)	399	53
Series 2006-D Class M1, 0.5728% 11/25/36 (n)	325	6
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8769% 2/25/47 (g)(n)	3,122	2,141
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	1,573	1,258
GE Business Loan Trust:
Series 2003-1 Class A, 0.7669% 4/15/31 (g)(n)	313	275
Series 2006-2A:
Class A, 0.5169% 11/15/34 (g)(n)	1,985	1,588
Class B, 0.6169% 11/15/34 (g)(n)	717	430
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Class C, 0.7169% 11/15/34 (g)(n)	$ 1,191	$ 476
Class D, 1.0869% 11/15/34 (g)(n)	453	109
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4869% 9/15/17 (n)	959	942
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6835% 6/25/42 (n)	736	546
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	64	65
Class C, 5.74% 12/15/14	137	136
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9928% 6/25/34 (n)	2,938	1,808
Series 2007-HE1 Class M1, 0.5928% 3/25/47 (n)	1,186	63
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6928% 4/25/36 (n)	409	6
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.4228% 5/25/30 (g)(n)	724	181
Series 2006-3:
Class B, 0.7428% 9/25/46 (g)(n)	719	144
Class C, 0.8928% 9/25/46 (g)(n)	1,676	251
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.6628% 8/25/33 (n)	477	254
Series 2003-3 Class M1, 1.6328% 8/25/33 (n)	917	633
Series 2003-5 Class A2, 1.0428% 12/25/33 (n)	36	22
Series 2005-5 Class 2A2, 0.5928% 11/25/35 (n)	178	174
Series 2006-1 Class 2A3, 0.5678% 4/25/36 (n)	2,338	2,244
Series 2006-8 Class 2A1, 0.3928% 3/25/37 (n)	12	11
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.6297% 3/20/36 (n)	922	691
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.5328% 1/25/37 (n)	1,642	596
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.6428% 7/25/36 (n)	3,185	75
Series 2007-CH1:
Class AV4, 0.4728% 10/25/36 (n)	1,641	1,327
Class MV1, 0.5728% 10/25/36 (n)	1,335	488
Series 2007-CH3 Class M1, 0.6428% 3/25/37 (n)	574	27
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6178% 12/27/29 (n)	964	801
Series 2006-A Class 2C, 1.4379% 3/27/42 (n)	2,909	701
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9915% 4/6/46 (g)(n)	304	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	$ 2,408	$ 2,446
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.4228% 6/25/34 (n)	218	155
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	17	15
Class C, 5.691% 10/20/28 (g)	7	6
Class D, 6.01% 10/20/28 (g)	89	69
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.6028% 10/25/36 (n)	589	19
Series 2007-HE1 Class M1, 0.6428% 5/25/37 (n)	861	41
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0928% 7/25/34 (n)	202	89
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	261	265
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9928% 7/25/34 (n)	756	542
Series 2006-FM1 Class A2B, 0.4528% 4/25/37 (n)	2,439	2,150
Series 2006-MLN1 Class A2A, 0.4128% 7/25/37 (n)	28	28
Series 2006-OPT1 Class A1A, 0.6028% 6/25/35 (n)	3,539	2,333
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6828% 8/25/34 (n)	63	48
Series 2005-NC1 Class M1, 0.7828% 1/25/35 (n)	439	207
Series 2005-NC2 Class B1, 1.5128% 3/25/35 (n)	457	101
Series 2007-HE2 Class M1, 0.5928% 1/25/37 (n)	4,086	104
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(g)(n)	4,353	37
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (b)	2,620	475
Series 2006-1 Class AIO, 5.5% 4/25/11 (b)	466	17
Series 2006-2 Class AIO, 6% 8/25/11 (b)	232	15
Series 2006-3:
Class A1, 0.3728% 9/25/19 (n)	57	57
Class AIO, 7.1% 1/25/12 (b)	371	37
Series 2006-4:
Class A1, 0.3728% 3/25/25 (n)	570	562
Class AIO, 6.35% 2/27/12 (b)	1,181	117
Class D, 1.4428% 5/25/32 (n)	2,225	64
Series 2007-1 Class AIO, 7.27% 4/25/12 (b)	1,587	200
Series 2007-2 Class AIO, 6.7% 7/25/12 (b)	1,351	179
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.8528% 9/25/35 (n)	1,566	651
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
New Century Home Equity Loan Trust: - continued
Series 2005-D Class M2, 0.8128% 2/25/36 (n)	$ 857	$ 93
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.4628% 3/25/36 (n)	157	156
Ocala Funding LLC Series 2006-1A Class A, 1.7397% 3/20/11 (d)(g)(n)	1,290	477
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.4328% 5/25/37 (n)	107	104
Series 2007-6 Class 2A1, 0.4028% 7/25/37 (n)	180	172
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5928% 9/25/34 (n)	585	249
Class M4, 1.7928% 9/25/34 (n)	750	128
Series 2005-WCH1:
Class M2, 0.8628% 1/25/36 (n)	2,624	2,125
Class M3, 0.9028% 1/25/36 (n)	525	315
Class M4, 1.1728% 1/25/36 (n)	1,620	490
Series 2005-WHQ2:
Class M7, 1.5928% 5/25/35 (n)	1,920	32
Class M9, 2.2228% 5/25/35 (n)	1,816	4
Providian Master Note Trust Series 2006-C1A Class C1, 0.8869% 3/16/15 (g)(n)	3,609	3,586
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (g)	89	89
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5728% 12/25/36 (n)	390	14
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.4128% 2/25/37 (n)	125	122
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1428% 4/25/33 (n)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1378% 3/25/35 (n)	1,877	1,242
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 2.0628% 1/25/36 (n)	96	2
Series 2006-FR4 Class A2A, 0.4228% 8/25/36 (n)	640	325
Series 2007-NC1 Class A2A, 0.3928% 12/25/36 (n)	318	310
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4056% 3/20/19 (g)(n)	995	926
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.207% 6/15/33 (n)	1,396	182
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (g)	655	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4928% 9/25/34 (n)	$ 84	$ 13
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.5125% 11/25/37 (n)	8,195	7,637
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.4328% 6/25/37 (n)	1,333	1,112
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	1,112	1,097
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.4369% 6/15/12 (n)	3,836	3,835
Class B, 0.5569% 6/15/12 (n)	424	424
Class C, 0.8369% 6/15/12 (n)	254	254
Series 2007-2 Class A, 0.9869% 10/15/12 (n)	2,863	2,854
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2028% 9/25/34 (n)	32	22
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8515% 4/6/42 (g)(n)	2,131	107
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	516	528
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.7069% 6/15/12 (n)	4,027	4,021
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (g)	291	294
Series 2006-2A:
Class B, 5.29% 6/20/12 (g)	408	414
Class D, 5.54% 12/20/12 (g)	582	588
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	974	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.7228% 8/25/36 (n)	68	1
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8369% 8/15/15 (g)(n)	9,213	9,104
Series 2007-A4A Class A4, 5.2% 10/15/14 (g)	8,635	8,767
Series 2007-A5A Class A5, 1.0869% 10/15/14 (g)(n)	1,190	1,191
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(g)	8	0*
Whinstone Capital Management Ltd. Series 1A Class B3, 1.2158% 10/25/44 (g)(n)	1,964	648
TOTAL ASSET-BACKED SECURITIES (Cost $187,819)		193,620
Collateralized Mortgage Obligations - 0.8%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.8%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.724% 4/12/56 (g)(n)	$ 1,568	$ 862
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8772% 4/10/49 (n)	73	19
Class C, 5.8772% 4/10/49 (n)	194	46
Class D, 5.8772% 4/10/49 (n)	97	20
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (g)	7,203	7,260
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.5048% 1/25/34 (n)	2,092	1,913
Series 2004-1 Class 2A2, 3.6766% 10/25/34 (n)	2,196	1,963
Series 2004-A Class 2A2, 3.5164% 2/25/34 (n)	1,140	1,005
Series 2004-B:
Class 1A1, 2.9236% 3/25/34 (n)	151	131
Class 2A2, 3.0591% 3/25/34 (n)	1,304	1,188
Series 2004-D Class 2A2, 3.3908% 5/25/34 (n)	2,132	1,955
Series 2004-G Class 2A7, 3.9212% 8/25/34 (n)	1,911	1,662
Series 2004-H Class 2A1, 3.7527% 9/25/34 (n)	1,711	1,501
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (b)(g)(n)	40,088	3,215
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.6228% 1/25/35 (n)	2,626	1,968
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6081% 10/12/41 (b)(g)(n)	4,528	55
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.5182% 2/25/37 (n)	526	496
Series 2007-A2 Class 2A1, 3.5609% 7/25/37 (n)	4,222	3,981
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0935% 12/10/49 (n)	1,314	1,351
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.0088% 8/25/34 (n)	1,370	1,291
Class A4, 2.803% 8/25/34 (n)	1,202	1,131
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)	1,468	294
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.8369% 7/16/34 (g)(n)	1,314	1,284
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7428% 5/25/33 (n)	22	21
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.5454% 11/25/34 (n)	$ 270	$ 259
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4289% 11/19/37 (n)	147	144
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0096% 10/25/34 (n)	1,846	1,732
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4644% 10/18/54 (g)(n)	3,771	3,681
Class C2, 0.7744% 10/18/54 (g)(n)	1,263	1,211
Class M2, 0.5544% 10/18/54 (g)(n)	2,165	2,086
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.9347% 11/20/56 (g)(n)	3,161	2,970
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.764% 10/11/41 (g)(n)	3,418	3,324
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8897% 12/20/54 (n)	206	87
Series 2006-1A Class C2, 0.9397% 12/20/54 (g)(n)	7,110	3,271
Series 2006-2 Class C1, 0.8097% 12/20/54 (n)	5,920	2,427
Series 2006-3 Class C2, 0.8397% 12/20/54 (n)	1,233	530
Series 2006-4:
Class B1, 0.4297% 12/20/54 (n)	4,556	3,371
Class C1, 0.7197% 12/20/54 (n)	2,785	1,198
Class M1, 0.5097% 12/20/54 (n)	1,198	761
Series 2007-1:
Class 1C1, 0.6397% 12/20/54 (n)	2,417	1,015
Class 1M1, 0.4897% 12/20/54 (n)	1,611	999
Class 2C1, 0.7697% 12/20/54 (n)	1,098	461
Class 2M1, 0.5897% 12/20/54 (n)	2,067	1,282
Series 2007-2 Class 2C1, 0.7669% 12/17/54 (n)	2,864	1,217
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7553% 1/20/44 (n)	472	257
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1197% 4/25/35 (n)	749	631
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5589% 5/19/35 (n)	431	257
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (n)	101	103
Class A3, 5.447% 6/12/47 (n)	2,492	2,511
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.946% 8/25/36 (n)	$ 2,355	$ 1,895
Series 2004-A3 Class 4A1, 4.2708% 7/25/34 (n)	1,992	1,923
Series 2004-A5 Class 2A1, 2.9631% 12/25/34 (n)	1,670	1,609
Series 2006-A2 Class 5A1, 3.423% 11/25/33 (n)	2,957	2,781
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	591	592
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5528% 5/25/47 (n)	1,318	800
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.5728% 10/25/36 (n)	545	3
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.5128% 2/25/37 (n)	2,134	1,197
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.507% 6/15/22 (g)(n)	273	246
Class C, 0.527% 6/15/22 (g)(n)	1,682	1,463
Class D, 0.537% 6/15/22 (g)(n)	647	550
Class E, 0.547% 6/15/22 (g)(n)	1,035	807
Class F, 0.577% 6/15/22 (g)(n)	1,683	1,245
Class G, 0.647% 6/15/22 (g)(n)	387	271
Class H, 0.667% 6/15/22 (g)(n)	778	505
Class J, 0.707% 6/15/22 (g)(n)	906	498
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.9738% 8/25/34 (n)	1,940	1,823
Series 2005-A2 Class A7, 2.8011% 2/25/35 (n)	1,897	1,737
Series 2006-A6 Class A4, 3.6176% 10/25/33 (n)	1,660	1,484
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (n)	5,626	5,838
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.6328% 7/25/35 (n)	2,832	2,118
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6428% 3/25/37 (n)	3,232	196
Permanent Financing No. 8 PLC floater Class 3C, 0.7743% 6/10/42 (n)	2,452	2,450
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.93% 10/25/35 (n)	921	802
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6471% 7/10/35 (g)(n)	2,181	1,171
Class B6, 3.1471% 7/10/35 (g)(n)	464	243
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-A:
Class B4, 1.4971% 2/10/36 (g)(n)	$ 722	$ 379
Class B5, 1.9971% 2/10/36 (g)(n)	482	254
Series 2004-B:
Class B4, 1.3971% 2/10/36 (g)(n)	552	283
Class B5, 1.8471% 2/10/36 (g)(n)	405	179
Class B6, 2.2971% 2/10/36 (g)(n)	143	47
Series 2004-C:
Class B4, 1.2471% 9/10/36 (g)(n)	743	389
Class B5, 1.6471% 9/10/36 (g)(n)	828	371
Class B6, 2.0471% 9/10/36 (g)(n)	154	49
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,184	1,169
Series 2004-SL3 Class A1, 7% 8/25/16	86	75
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7928% 6/25/33 (g)(n)	511	421
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	185	181
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (n)	46	24
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3508% 4/25/33 (n)	561	533
Series 2003-20 Class 1A1, 5.5% 7/25/33	539	537
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4625% 9/25/36 (n)	3,593	1,902
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3661% 7/25/36 (n)	13,472	13,213
Series 2006-5 Class A1, 0.4628% 10/25/46 (n)	5,544	5,399
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8459% 8/25/33 (n)	990	934
Series 2005-AR3 Class A2, 2.7272% 3/25/35 (n)	2,568	2,263
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.0855% 12/25/34 (n)	895	867
Series 2004-H Class A1, 4.5375% 6/25/34 (n)	1,869	1,833
Series 2004-W Class A9, 2.9943% 11/25/34 (n)	4,976	4,693
Series 2005-AR10 Class 2A2, 2.9762% 6/25/35 (n)	719	689
Series 2005-AR12:
Class 2A5, 2.9646% 7/25/35 (n)	12,260	11,278
Class 2A6, 2.9646% 7/25/35 (n)	596	549
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2 Class 2A2, 2.8787% 3/25/35 (n)	$ 3,214	$ 2,943
Series 2005-AR3 Class 2A1, 3.2394% 3/25/35 (n)	1,081	979
TOTAL PRIVATE SPONSOR		157,077
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2002-57 Class BT, 6% 11/25/31	234	234
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $121,918)		157,311
Commercial Mortgage Securities - 2.3%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.1896% 2/14/43 (n)	1,537	1,632
Class A2, 7.1508% 2/14/43 (n)	966	1,051
Class A3, 7.2008% 2/14/43 (n)	1,043	1,122
Class PS1, 1.5207% 2/14/43 (b)(n)	4,143	134
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.91% 5/10/45 (n)	1,534	1,625
Series 2006-4 Class A1, 5.363% 7/10/46 (n)	463	469
Series 2006-5:
Class A1, 5.185% 9/10/47	619	626
Class A2, 5.317% 9/10/47	5,071	5,170
Class A3, 5.39% 9/10/47	1,832	1,840
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,665
Series 2007-2 Class A1, 5.421% 4/10/49	409	422
Series 2007-4 Class A3, 6.0019% 2/10/51 (n)	1,310	1,337
Series 2006-6 Class E, 5.619% 10/10/45 (g)	759	115
Series 2007-3:
Class A3, 5.837% 6/10/49 (n)	2,194	2,271
Class A4, 5.837% 6/10/49 (n)	2,739	2,593
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	90	90
Series 2001-1 Class A4, 5.451% 1/15/49	2,878	2,797
Series 2004-2:
Class A3, 4.05% 11/10/38	1,633	1,656
Class A4, 4.153% 11/10/38	1,666	1,683
Series 2004-4 Class A3, 4.128% 7/10/42	206	206
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	$ 2,496	$ 2,495
Series 2006-1 Class A1, 5.219% 9/10/45 (n)	1,236	1,246
Series 2007-1 Class A2, 5.381% 1/15/49	3,695	3,763
Series 2001-3 Class H, 6.562% 4/11/37 (g)	735	721
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)	329	312
Class K, 6.15% 5/11/35 (g)	611	538
Series 2003-2 Class XP, 0.4312% 3/11/41 (b)(g)(n)	16,244	27
Series 2005-3 Series A3B, 5.09% 7/10/43 (n)	4,082	4,152
Series 2005-6 Class A3, 5.3503% 9/10/47 (n)	2,365	2,425
Series 2007-1 Class B, 5.543% 1/15/49	791	245
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.6469% 3/15/22 (g)(n)	564	496
Class D, 0.6969% 3/15/22 (g)(n)	572	492
Class E, 0.7369% 3/15/22 (g)(n)	472	396
Class F, 0.8069% 3/15/22 (g)(n)	676	534
Class G, 0.8669% 3/15/22 (g)(n)	438	315
Series 2006-BIX1:
Class C, 0.5169% 10/15/19 (g)(n)	844	734
Class D, 0.5469% 10/15/19 (g)(n)	1,031	876
Class E, 0.5769% 10/15/19 (g)(n)	956	793
Class F, 0.6469% 10/15/19 (g)(n)	2,868	2,209
Class G, 0.6669% 10/15/19 (g)(n)	1,350	918
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1928% 12/25/33 (g)(n)	94	56
Series 2004-1:
Class A, 0.7028% 4/25/34 (g)(n)	1,608	1,270
Class B, 2.2428% 4/25/34 (g)(n)	180	90
Class M1, 0.9028% 4/25/34 (g)(n)	145	98
Class M2, 1.5428% 4/25/34 (g)(n)	133	77
Series 2004-2:
Class A, 0.7728% 8/25/34 (g)(n)	1,249	993
Class M1, 0.9228% 8/25/34 (g)(n)	215	137
Series 2004-3:
Class A1, 0.7128% 1/25/35 (g)(n)	2,775	2,192
Class A2, 0.7628% 1/25/35 (g)(n)	398	267
Class M1, 0.8428% 1/25/35 (g)(n)	479	311
Class M2, 1.3428% 1/25/35 (g)(n)	228	141
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class A1, 0.6528% 8/25/35 (g)(n)	$ 2,036	$ 1,431
Class M1, 0.7728% 8/25/35 (g)(n)	111	55
Class M2, 0.8228% 8/25/35 (g)(n)	182	85
Class M3, 0.8428% 8/25/35 (g)(n)	101	44
Class M4, 0.9528% 8/25/35 (g)(n)	93	38
Series 2005-3A:
Class A1, 0.6628% 11/25/35 (g)(n)	814	590
Class A2, 0.7428% 11/25/35 (g)(n)	734	491
Class M1, 0.7828% 11/25/35 (g)(n)	96	48
Class M2, 0.8328% 11/25/35 (g)(n)	122	58
Class M3, 0.8528% 11/25/35 (g)(n)	109	49
Class M4, 0.9428% 11/25/35 (g)(n)	136	57
Series 2005-4A:
Class A2, 0.7328% 1/25/36 (g)(n)	1,885	1,263
Class B1, 1.7428% 1/25/36 (g)(n)	163	57
Class M1, 0.7928% 1/25/36 (g)(n)	608	334
Class M2, 0.8128% 1/25/36 (g)(n)	182	91
Class M3, 0.8428% 1/25/36 (g)(n)	266	125
Class M4, 0.9528% 1/25/36 (g)(n)	147	62
Class M5, 0.9928% 1/25/36 (g)(n)	147	59
Class M6, 1.0428% 1/25/36 (g)(n)	156	59
Series 2006-1:
Class A2, 0.7028% 4/25/36 (g)(n)	291	178
Class M1, 0.7228% 4/25/36 (g)(n)	104	48
Class M2, 0.7428% 4/25/36 (g)(n)	110	47
Class M3, 0.7628% 4/25/36 (g)(n)	95	38
Class M4, 0.8628% 4/25/36 (g)(n)	54	20
Class M5, 0.9028% 4/25/36 (g)(n)	52	18
Class M6, 0.9828% 4/25/36 (g)(n)	104	35
Series 2006-2A:
Class A1, 0.5728% 7/25/36 (g)(n)	4,406	3,046
Class A2, 0.6228% 7/25/36 (g)(n)	262	175
Class B1, 1.2128% 7/25/36 (g)(n)	98	29
Class B3, 3.0428% 7/25/36 (g)(n)	148	41
Class M1, 0.6528% 7/25/36 (g)(n)	275	121
Class M2, 0.6728% 7/25/36 (g)(n)	194	80
Class M3, 0.6928% 7/25/36 (g)(n)	161	61
Class M4, 0.7628% 7/25/36 (g)(n)	109	39
Class M5, 0.8128% 7/25/36 (g)(n)	133	45
Class M6, 0.8828% 7/25/36 (g)(n)	199	64
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class B1, 1.1428% 10/25/36 (g)(n)	$ 172	$ 34
Class B2, 1.6928% 10/25/36 (g)(n)	124	22
Class B3, 2.9428% 10/25/36 (g)(n)	202	36
Class M4, 0.7728% 10/25/36 (g)(n)	190	57
Class M5, 0.8228% 10/25/36 (g)(n)	228	61
Class M6, 0.9028% 10/25/36 (g)(n)	446	103
Series 2006-4A:
Class A1, 0.5728% 12/25/36 (g)(n)	965	676
Class A2, 0.6128% 12/25/36 (g)(n)	4,717	2,332
Class B1, 1.0428% 12/25/36 (g)(n)	151	33
Class B2, 1.5928% 12/25/36 (g)(n)	154	31
Class B3, 2.7928% 12/25/36 (g)(n)	261	47
Class M1, 0.6328% 12/25/36 (g)(n)	314	107
Class M2, 0.6528% 12/25/36 (g)(n)	209	66
Class M3, 0.6828% 12/25/36 (g)(n)	211	62
Class M4, 0.7428% 12/25/36 (g)(n)	255	71
Class M5, 0.7828% 12/25/36 (g)(n)	232	60
Class M6, 0.8628% 12/25/36 (g)(n)	209	50
Series 2007-1:
Class A2, 0.6128% 3/25/37 (g)(n)	990	643
Class B1, 1.0128% 3/25/37 (g)(n)	318	73
Class B2, 1.4928% 3/25/37 (g)(n)	228	43
Class B3, 3.6928% 3/25/37 (g)(n)	628	107
Class M1, 0.6128% 3/25/37 (g)(n)	277	119
Class M2, 0.6328% 3/25/37 (g)(n)	207	79
Class M3, 0.6628% 3/25/37 (g)(n)	185	61
Class M4, 0.7128% 3/25/37 (g)(n)	150	45
Class M5, 0.7628% 3/25/37 (g)(n)	231	65
Class M6, 0.8428% 3/25/37 (g)(n)	323	81
Series 2007-2A:
Class A1, 0.6128% 7/25/37 (g)(n)	883	645
Class A2, 0.6628% 7/25/37 (g)(n)	828	439
Class B1, 1.9428% 7/25/37 (g)(n)	256	44
Class B2, 2.5928% 7/25/37 (g)(n)	222	38
Class B3, 3.6928% 7/25/37 (g)(n)	250	44
Class M1, 0.7128% 7/25/37 (g)(n)	290	111
Class M2, 0.7528% 7/25/37 (g)(n)	159	50
Class M3, 0.8328% 7/25/37 (g)(n)	161	45
Class M4, 0.9928% 7/25/37 (g)(n)	318	76
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M5, 1.0928% 7/25/37 (g)(n)	$ 280	$ 59
Class M6, 1.3428% 7/25/37 (g)(n)	356	66
Series 2007-3:
Class A2, 0.6328% 7/25/37 (g)(n)	1,030	528
Class B1, 1.2928% 7/25/37 (g)(n)	229	45
Class B2, 1.9428% 7/25/37 (g)(n)	574	97
Class B3, 4.3428% 7/25/37 (g)(n)	306	46
Class M1, 0.6528% 7/25/37 (g)(n)	205	77
Class M2, 0.6828% 7/25/37 (g)(n)	219	76
Class M3, 0.7128% 7/25/37 (g)(n)	344	112
Class M4, 0.8428% 7/25/37 (g)(n)	541	158
Class M5, 0.9428% 7/25/37 (g)(n)	283	70
Class M6, 1.1428% 7/25/37 (g)(n)	215	50
Series 2007-4A:
Class B1, 2.8928% 9/25/37 (g)(n)	336	44
Class B2, 3.7928% 9/25/37 (g)(n)	1,213	146
Class M1, 1.2928% 9/25/37 (g)(n)	323	84
Class M2, 1.3928% 9/25/37 (g)(n)	323	71
Class M4, 1.9428% 9/25/37 (g)(n)	818	147
Class M5, 2.0928% 9/25/37 (g)(n)	818	123
Class M6, 2.2928% 9/25/37 (g)(n)	822	115
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(g)	3,373	124
Series 2007-5A Class IO, 3.047% 10/25/37 (b)(g)(n)	7,650	819
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7769% 3/15/19 (g)(n)	884	442
Class H, 0.9869% 3/15/19 (g)(n)	595	244
Class J, 1.1869% 3/15/19 (g)(n)	447	170
Series 2007-BBA8:
Class D, 0.5869% 3/15/22 (g)(n)	653	424
Class E, 0.6369% 3/15/22 (g)(n)	3,391	2,082
Class F, 0.6869% 3/15/22 (g)(n)	2,081	1,202
Class G, 0.7369% 3/15/22 (g)(n)	534	294
Class H, 0.8869% 3/15/22 (g)(n)	653	322
Class J, 1.0369% 3/15/22 (g)(n)	653	265
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	517	526
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,388	1,415
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-T24 Class A1, 4.905% 10/12/41 (n)	$ 1,239	$ 1,261
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,555	3,671
Series 2007-PW16:
Class A4, 5.9076% 6/11/40 (n)	769	769
Class AAB, 5.9076% 6/11/40 (n)	6,290	6,575
Series 2007-PW17 Class A1, 5.282% 6/11/50	779	792
Series 2007-PW18:
Class A2, 5.613% 6/11/50	430	443
Class A4, 5.7% 6/11/50	5,820	5,747
Series 2007-T26 Class A1, 5.145% 1/12/45 (n)	370	378
Series 2003-PWR2 Class X2, 0.5984% 5/11/39 (b)(g)(n)	10,186	68
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,800
Series 2006-PW14 Class X2, 0.8482% 12/11/38 (b)(g)(n)	17,806	349
Series 2006-T22:
Class A1, 5.415% 4/12/38 (n)	146	146
Class A4, 5.6286% 4/12/38 (n)	164	172
Series 2007-PW15 Class A1, 5.016% 2/11/44	371	378
Series 2007-PW16:
Class B, 5.9076% 6/11/40 (g)(n)	210	75
Class C, 5.9076% 6/11/40 (g)(n)	175	54
Class D, 5.9076% 6/11/40 (g)(n)	175	45
Series 2007-PW18 Class X2, 0.4862% 6/11/50 (b)(g)(n)	122,743	1,643
Series 2007-T28:
Class A1, 5.422% 9/11/42	207	213
Class X2, 0.3328% 9/11/42 (b)(g)(n)	61,386	503
C-BASS Trust floater Series 2006-SC1 Class A, 0.6128% 5/25/36 (g)(n)	1,070	647
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,544	1,628
Class XCL, 2.3619% 5/15/35 (b)(g)(n)	17,940	572
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	527	526
Class F, 7.734% 1/15/32	285	283
Series 2001-245 Class A2, 6.4842% 2/12/16 (g)(n)	1,322	1,358
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.6469% 8/16/21 (g)(n)	469	386
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
floater Series 2006-FL2:
Class G, 0.6669% 8/15/21 (g)(n)	$ 586	$ 440
Class H, 0.7069% 8/15/21 (g)(n)	468	320
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,115	9,160
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)	2,220	1,945
Series 2007-C6:
Class A1, 5.622% 12/10/49 (n)	2,103	2,151
Class A2, 5.8882% 12/10/49 (n)	1,600	1,659
Class A4, 5.8882% 12/10/49 (n)	4,371	4,316
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	256	259
Class A2A, 5.237% 12/11/49	1,169	1,192
Class A4, 5.322% 12/11/49	1,949	1,845
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,279	1,254
Class C, 5.476% 12/11/49	2,474	693
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0152% 5/15/46 (n)	1,314	1,343
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	710
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5669% 4/15/17 (g)(n)	2,943	2,384
Class C, 0.6069% 4/15/17 (g)(n)	1,057	835
Class D, 0.6469% 4/15/17 (g)(n)	1,043	803
Class E, 0.7069% 4/15/17 (g)(n)	332	249
Class F, 0.7469% 4/15/17 (g)(n)	188	122
Class G, 0.8869% 4/15/17 (g)(n)	188	100
Class H, 0.9569% 4/15/17 (g)(n)	188	72
Class J, 1.1869% 4/15/17 (g)(n)	144	40
Series 2005-FL11:
Class C, 0.6369% 11/15/17 (g)(n)	1,335	1,189
Class D, 0.6769% 11/15/17 (g)(n)	70	61
Class E, 0.7269% 11/15/17 (g)(n)	246	212
Class F, 0.7869% 11/15/17 (g)(n)	272	220
Class G, 0.8369% 11/15/17 (g)(n)	188	128
Series 2006-FL12 Class AJ, 0.4669% 12/15/20 (g)(n)	1,872	1,535
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (n)	42	42
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	$ 3,744	$ 3,761
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (g)	2,221	2,223
Series 2007-C9 Class A4, 6.0098% 12/10/49 (n)	2,907	2,927
Series 2004-LBN2 Class X2, 1.0038% 3/10/39 (b)(g)(n)	3,746	23
Series 2006-C8:
Class B, 5.44% 12/10/46	2,276	798
Class XP, 0.6771% 12/10/46 (b)(n)	21,898	311
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (n)	68	68
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,596	1,550
Series 2006-C5:
Class A1, 5.297% 12/15/39	418	423
Class AJ, 5.373% 12/15/39	2,661	1,382
Series 2007-C2:
Class A1, 5.269% 1/15/49	40	40
Class A2, 5.448% 1/15/49 (n)	9,295	9,485
Class A3, 5.542% 1/15/49 (n)	2,628	2,399
Series 2007-C3:
Class A1, 5.664% 6/15/39 (n)	186	189
Class A4, 5.9118% 6/15/39 (n)	790	724
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,479	7,759
Series 2006-C5 Class ASP, 0.8719% 12/15/39 (b)(n)	13,903	278
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)	1,189	1,060
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6869% 4/15/22 (g)(n)	4,688	1,828
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,314	1,377
Series 2002-CP5 Class A1, 4.106% 12/15/35	147	150
Series 2004-C1:
Class A3, 4.321% 1/15/37	357	363
Class A4, 4.75% 1/15/37	612	625
Series 1998-C1 Class D, 7.17% 5/17/40	122	123
Series 1999-C1 Class E, 8.1581% 9/15/41 (n)	574	572
Series 2001-CK6 Class AX, 1.1925% 8/15/36 (b)(n)	3,521	37
Series 2001-CKN5 Class AX, 2.3088% 9/15/34 (b)(g)(n)	10,687	189
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2003-C4 Class ASP, 0.6195% 8/15/36 (b)(g)(n)	$ 12,253	$ 18
Series 2006-C1 Class A3, 5.711% 2/15/39 (n)	6,938	7,078
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4869% 2/15/22 (g)(n)	497	323
Series 2007-TFL1:
Class C:
0.5069% 2/15/22 (g)(n)	2,047	1,126
0.6069% 2/15/22 (g)(n)	731	329
Class F, 0.6569% 2/15/22 (g)(n)	1,462	585
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	94	95
Series 2007-C1:
Class ASP, 0.6107% 2/15/40 (b)(n)	24,600	325
Class B, 5.487% 2/15/40 (g)(n)	2,009	231
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	468	458
Class G, 6.936% 3/15/33 (g)	865	830
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,890	8,139
Series 2001-1 Class X1, 1.255% 5/15/33 (b)(g)(n)	13,212	95
Series 2004-C1 Class X2, 1.3009% 11/10/38 (b)(g)(n)	11,953	72
Series 2005-C1 Class B, 4.846% 6/10/48 (n)	375	279
Series 2007-C1 Class XP, 0.3803% 12/10/49 (b)(n)	31,228	215
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.8423% 4/10/40 (b)(g)(n)	12,931	40
Series 2004-C3 Class X2, 0.8072% 12/10/41 (b)(n)	1,798	15
Series 2005-C1 Class X2, 0.8502% 5/10/43 (b)(n)	6,015	60
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.47% 11/5/21 (g)(n)	494	336
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	623	630
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,592	1,645
Class A2, 5.597% 12/10/49	2,628	2,701
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2007-GG9:
Class A1, 5.233% 3/10/39	$ 6	$ 6
Class A4, 5.444% 3/10/39	3,820	3,691
Series 2003-C1 Class XP, 2.1997% 7/5/35 (b)(g)(n)	7,810	1
Series 2003-C2 Class XP, 1.0601% 1/5/36 (b)(g)(n)	12,071	58
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (b)(g)(n)	25,271	312
Series 2006-GG7 Class A3, 6.0847% 7/10/38 (n)	3,464	3,559
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (b)(g)	31,237	352
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5247% 6/6/20 (g)(n)	66	49
Class D, 0.5647% 6/6/20 (g)(n)	313	197
Class E, 0.6547% 6/6/20 (g)(n)	363	221
Class F, 0.7247% 6/6/20 (g)(n)	916	532
Series 2007-EOP:
Class C, 0.6047% 3/6/20 (g)(n)	1,650	1,469
Class D, 0.6547% 3/6/20 (g)(n)	3,090	2,719
Class F, 0.7647% 3/6/20 (g)(n)	136	117
Class G, 0.8047% 3/6/20 (g)(n)	67	56
Class H, 0.9347% 3/6/20 (g)(n)	62	51
Class J, 1.1347% 3/6/20 (g)(n)	85	70
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (g)	2,064	2,141
Series 2004-GG2 Class A4, 4.964% 8/10/38	407	418
Series 2005-GG4 Class XP, 0.7072% 7/10/39 (b)(g)(n)	25,783	351
Series 2006-GG6 Class A2, 5.506% 4/10/38	7,705	7,804
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,971	2,011
Series 2007-GG10:
Class A1, 5.69% 8/10/45	497	511
Class A2, 5.778% 8/10/45	626	640
Class A4, 5.9988% 8/10/45 (n)	11,472	10,772
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1053% 1/15/38 (b)(g)(n)	2,940	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2004-CB8 Class X2, 1.2067% 1/12/39 (b)(g)(n)	$ 2,939	$ 25
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.5069% 11/15/18 (g)(n)	1,096	778
Class C, 0.5469% 11/15/18 (g)(n)	779	506
Class D, 0.5669% 11/15/18 (g)(n)	346	204
Class E, 0.6169% 11/15/18 (g)(n)	497	283
Class F, 0.6669% 11/15/18 (g)(n)	746	395
Class G, 0.6969% 11/15/18 (g)(n)	647	330
Class H, 0.8369% 11/15/18 (g)(n)	497	234
sequential payer:
Series 2006-CB14 Class A3B, 5.6694% 12/12/44 (n)	3,908	3,991
Series 2006-CB15 Class A3, 5.819% 6/12/43 (n)	1,978	2,033
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	845
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (n)	624	627
Class A3, 5.336% 5/15/47	548	527
Series 2007-CB19 Class A4, 5.9366% 2/12/49 (n)	4,608	4,451
Series 2007-LD11 Class A2, 5.9913% 6/15/49 (n)	3,689	3,779
Series 2007-LDP10 Class A1, 5.122% 1/15/49	97	98
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,616	3,388
Series 2004-LDP4 Class D, 5.2913% 10/15/42 (n)	1,183	653
Series 2005-CB13 Class E, 5.5269% 1/12/43 (g)(n)	665	227
Series 2005-LDP3 Class A3, 4.959% 8/15/42	9,850	9,997
Series 2006-CB17 Class A3, 5.45% 12/12/43	374	392
Series 2007-CB19:
Class B, 5.9366% 2/12/49 (n)	112	38
Class C, 5.9366% 2/12/49 (n)	294	99
Class D, 5.9366% 2/12/49 (n)	309	94
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (n)	251	41
Class CS, 5.466% 1/15/49 (n)	108	17
Class ES, 5.5451% 1/15/49 (g)(n)	679	34
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (g)	542	543
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1496% 7/15/44 (n)	1,054	1,009
Series 1998-C1 Class D, 6.98% 2/18/30	540	545
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	$ 250	$ 257
Series 2001-C3 Class A1, 6.058% 6/15/20	35	35
Series 2006-C1 Class A2, 5.084% 2/15/31	602	610
Series 2006-C3 Class A1, 5.478% 3/15/32	54	55
Series 2006-C6:
Class A1, 5.23% 9/15/39	164	166
Class A2, 5.262% 9/15/39 (n)	2,293	2,341
Series 2006-C7:
Class A1, 5.279% 11/15/38	126	128
Class A2, 5.3% 11/15/38	1,445	1,476
Class A3, 5.347% 11/15/38	979	977
Series 2007-C1:
Class A1, 5.391% 2/15/40 (n)	200	203
Class A4, 5.424% 2/15/40	4,069	3,949
Series 2007-C2:
Class A1, 5.226% 2/15/40	128	129
Class A3, 5.43% 2/15/40	2,923	2,811
Series 2000-C5 Class E, 7.29% 12/15/32	92	93
Series 2001-C3 Class B, 6.512% 6/15/36	2,540	2,635
Series 2001-C7 Class D, 6.514% 11/15/33	1,445	1,453
Series 2004-C2 Class XCP, 1.2292% 3/15/36 (b)(g)(n)	22,197	190
Series 2004-C4 Class A2, 4.567% 6/15/29 (n)	199	201
Series 2005-C3 Class XCP, 0.9157% 7/15/40 (b)(n)	4,430	56
Series 2006-C3 Class A3 5.689% 3/15/32	730	755
Series 2006-C6 Class XCP, 0.8541% 9/15/39 (b)(n)	7,469	136
Series 2007-C1:
Class C, 5.533% 2/15/40 (n)	2,891	607
Class D, 5.563% 2/15/40 (n)	526	90
Class E, 5.582% 2/15/40 (n)	263	38
Class XCP, 0.5131% 2/15/40 (b)(n)	3,002	39
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)	1,642	1,587
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,297	4,203
Class XCP, 0.4535% 9/15/45 (b)(n)	103,131	1,201
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (g)	376	387
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (g)	1,989	1,750
Class C, 4.13% 11/20/37 (g)	5,669	4,819
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5669% 9/15/21 (g)(n)	$ 421	$ 349
Class E, 0.6269% 9/15/21 (g)(n)	1,518	1,188
Class F, 0.6769% 9/15/21 (g)(n)	1,255	910
Class G, 0.6969% 9/15/21 (g)(n)	2,478	1,625
Class H, 0.7369% 9/15/21 (g)(n)	639	254
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,332	2,461
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	238	240
Series 2007-C1 Class A1, 4.533% 6/12/50	470	475
Series 2005-CKI1 Class A3, 5.405% 11/12/37 (n)	2,158	2,202
Series 2005-LC1 Class F, 5.5536% 1/12/44 (g)(n)	1,143	396
Series 2006-C1 Class A2, 5.7934% 5/12/39 (n)	1,853	1,930
Series 2007-C1 Class A4, 6.0197% 6/12/50 (n)	4,974	4,904
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	2,735
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3701% 12/12/49 (n)	612	567
sequential payer:
Series 2006-1 CLass A3, 5.6441% 2/12/39 (n)	1,398	1,435
Series 2006-4 Class ASB, 5.133% 12/12/49 (n)	1,129	1,168
Series 2007-5:
Class A1, 4.275% 8/12/48	60	60
Class A3, 5.364% 8/12/48	512	502
Class A4, 5.378% 8/12/48	53	48
Class B, 5.479% 2/12/17	3,942	272
Series 2007-6:
Class A1, 5.175% 3/12/51	81	83
Class A4, 5.485% 3/12/51 (n)	10,897	10,076
Series 2007-7 Class A4, 5.81% 6/12/50 (n)	4,599	4,393
Series 2007-8 Class A1, 4.622% 8/12/49	353	360
Series 2006-4 Class XP, 0.816% 12/12/49 (b)(n)	30,160	617
Series 2007-6 Class B, 5.635% 3/12/51 (n)	1,314	371
Series 2007-7 Class B, 5.75% 6/12/50	114	20
Series 2007-8 Class A3, 6.1549% 8/12/49 (n)	1,133	1,127
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.797% 8/15/19 (g)(n)	27	24
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2006-XLF:
Class C, 1.537% 7/15/19 (g)(n)	$ 903	$ 124
Class F, 0.657% 7/15/19 (g)(n)	1,265	1,139
Class G, 0.697% 7/15/19 (g)(n)	719	503
Series 2007-XCLA Class A1, 0.537% 7/17/17 (g)(n)	2,801	1,177
Series 2007-XLCA Class B, 0.837% 7/17/17 (g)(n)	2,413	72
Series 2007-XLFA:
Class C, 0.497% 10/15/20 (g)(n)	754	302
Class D, 0.527% 10/15/20 (g)(n)	732	168
Class E, 0.587% 10/15/20 (g)(n)	916	119
Class F, 0.637% 10/15/20 (g)(n)	550	49
Class G, 0.677% 10/15/20 (g)(n)	680	48
Class H, 0.767% 10/15/20 (g)(n)	428	13
Class J, 0.917% 10/15/20 (g)(n)	488	10
Class MHRO, 1.027% 10/15/20 (g)(n)	541	81
Class MJPM, 1.337% 10/15/20 (g)(n)	165	116
Class MSTR, 1.037% 10/15/20 (g)(n)	308	46
Class NHRO, 1.227% 10/15/20 (g)(n)	819	106
Class NSTR, 1.187% 10/15/20 (g)(n)	284	37
sequential payer:
Series 2003-IQ5 Class X2, 0.9866% 4/15/38 (b)(g)(n)	4,046	43
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,951	1,958
Series 2006-HQ10 Class A1, 5.131% 11/12/41	304	308
Series 2006-T23 Class A1, 5.682% 8/12/41	884	904
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	320	326
Class A31, 5.439% 2/12/44 (n)	666	672
Series 2007-IQ13 Class A1, 5.05% 3/15/44	344	352
Series 2007-IQ14 Class A1, 5.38% 4/15/49	848	873
Series 2007-T25:
Class A1, 5.391% 11/12/49	279	287
Class A2, 5.507% 11/12/49	1,292	1,354
Series 2003-IQ6 Class X2, 0.7193% 12/15/41 (b)(g)(n)	8,502	76
Series 2005-IQ9 Class X2, 1.2108% 7/15/56 (b)(g)(n)	15,442	252
Series 2006-HQ10 Class X2, 0.6959% 11/12/41 (b)(g)(n)	10,221	125
Series 2006-HQ8 Class A3, 5.61% 3/12/44 (n)	2,038	2,084
Series 2006-HQ9 Class B, 5.832% 7/12/44 (n)	1,950	1,258
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-IQ11:
Class A3, 5.9045% 10/15/42 (n)	$ 2,181	$ 2,267
Class A4, 5.9405% 10/15/42 (n)	394	408
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,314	453
Series 2006-T23 Class A3, 5.9806% 8/12/41 (n)	671	701
Series 2007-HQ11 Class B, 5.538% 2/20/44 (n)	2,383	846
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (n)	1,971	1,820
Class AAB, 5.654% 4/15/49	3,520	3,657
Class B, 5.9135% 4/15/49 (n)	323	95
Series 2007-XLC1:
Class C, 0.937% 7/17/17 (g)(n)	3,251	98
Class D, 1.037% 7/17/17 (g)(n)	1,529	46
Class E, 1.137% 7/17/17 (g)(n)	1,242	37
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	16	17
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	902	906
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	161	167
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (g)	1,117	1,142
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5369% 1/15/18 (g)(n)	1,401	1,397
Series 2006-WL7A:
Class E, 0.6169% 9/15/21 (g)(n)	1,791	962
Class F, 0.6769% 8/11/18 (g)(n)	2,061	1,021
Class G, 0.6969% 8/11/18 (g)(n)	1,953	934
Class J, 0.9369% 8/11/18 (g)(n)	434	88
Series 2007-WHL8:
Class AP1, 1.0369% 6/15/20 (g)(n)	142	78
Class AP2, 1.1369% 6/15/20 (g)(n)	237	118
Class F, 0.8169% 6/15/20 (g)(n)	4,581	1,145
Class LXR1, 1.0369% 6/15/20 (g)(n)	162	81
Class LXR2, 1.1369% 6/15/20 (g)(n)	3,121	1,249
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	325	326
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	2,549	2,573
Series 2003-C8 Class A3, 4.445% 11/15/35	5,722	5,832
Series 2006-C27 Class A2, 5.624% 7/15/45	1,174	1,192
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C29:
Class A1, 5.11% 11/15/48	$ 763	$ 774
Class A3, 5.313% 11/15/48	3,490	3,549
Series 2007-C30:
Class A1, 5.031% 12/15/43	130	132
Class A3, 5.246% 12/15/43	1,128	1,124
Class A4, 5.305% 12/15/43	386	372
Class A5, 5.342% 12/15/43	1,406	1,241
Series 2007-C31:
Class A1, 5.14% 4/15/47	164	166
Class A4, 5.509% 4/15/47	2,970	2,710
Series 2007-C32:
Class A2, 5.7351% 6/15/49 (n)	4,582	4,702
Class A3, 5.9286% 6/15/49 (n)	2,231	2,123
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(n)	624	512
Series 2003-C8 Class XP, 0.4798% 11/15/35 (b)(g)(n)	3,805	9
Series 2003-C9 Class XP, 0.6562% 12/15/35 (b)(g)(n)	6,278	15
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (g)(n)	1,010	939
Class 180B, 5.5782% 10/15/41 (g)(n)	460	414
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	897
Series 2005-C22:
Class B, 5.5348% 12/15/44 (n)	2,914	1,604
Class F, 5.5348% 12/15/44 (g)(n)	2,191	582
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)	7,210	7,256
Series 2006-C29 Class E, 5.516% 11/15/48 (n)	1,314	384
Series 2007-C30:
Class C, 5.483% 12/15/43 (n)	3,942	622
Class D, 5.513% 12/15/43 (n)	2,102	249
Class XP, 0.6284% 12/15/43 (b)(g)(n)	15,134	224
Series 2007-C31 Class C, 5.8829% 4/15/47 (n)	361	73
Series 2007-C31A Class A2, 5.421% 4/15/47	8,470	8,641
Series 2007-C32:
Class D, 5.9286% 6/15/49 (n)	987	181
Class E, 5.9286% 6/15/49 (n)	1,556	254
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 6.0995% 2/15/51 (n)	$ 870	$ 809
Series 2007-C33 Class B, 6.0995% 2/15/51 (n)	2,209	684
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $387,108)		454,413
Municipal Securities - 0.1%

California Gen. Oblig.:
6.2% 3/1/19	3,800	3,941
7.5% 4/1/34	4,700	4,931
7.55% 4/1/39	6,151	6,513
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	5,980	6,038
TOTAL MUNICIPAL SECURITIES (Cost $20,812)		21,423
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $2,603)	2,462	2,661
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $179)	196	211
Bank Notes - 0.0%

National City Bank, Cleveland 0.3519% 3/1/13 (n) (Cost $675)	790	759
Preferred Securities - 0.0%
	Princiapl Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (n)	$ 851	$ 647
MUFG Capital Finance 1 Ltd. 6.346% (n)	3,342	3,030
		3,677
TOTAL PREFERRED SECURITIES (Cost $2,543)		3,677
Fixed-Income Funds - 14.6%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (o)	7,072,578	746,723
Fidelity High Income Central Fund 2 (o)	4,042,605	415,863
Fidelity Mortgage Backed Securities Central Fund (o)	16,818,639	1,753,175
TOTAL FIXED-INCOME FUNDS (Cost $2,783,717)		2,915,761
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.23% (p)	581,573,839	581,574
Fidelity Securities Lending Cash Central Fund, 0.24% (c)(p)	162,044,063	162,044
TOTAL MONEY MARKET FUNDS (Cost $743,618)		743,618
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $18,757,111)		20,092,539
NET OTHER ASSETS - (0.8)%		(166,401)
NET ASSETS - 100%		$ 19,926,138
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,663 CME E-mini S&P 500 Index Contracts	June 2010	$ 144,934	$ (694)
The face value of futures purchased as a percentage of net assets is 0.7%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,215,000) (m)

	Sept. 2037	$ 13,511	$ (12,795)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,992,000) (m)	Sept. 2037	11,003	(10,420)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $407,000) (m)	Sept. 2037	1,456	(1,379)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,992,000) (m)	Sept. 2037	11,003	(10,420)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,882,000) (m)	Sept. 2037	10,598	(10,037)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,559,000) (m)	Sept. 2037	9,304	(8,811)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (l)	Dec. 2034	613	(598)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (l)

	Oct. 2034	$ 648	$ (636)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (l)	Oct. 2034	648	(636)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (l)	June 2035	796	(759)
TOTAL CREDIT DEFAULT SWAPS		59,580	(56,491)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 2.692% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2014	210,000	5,490
Receive semi-annually a fixed rate equal to 3.0975% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2014	140,000	6,750
TOTAL INTEREST RATE SWAPS		350,000	12,240
		$ 409,580	$ (44,251)
Legend
(a) Non-income producing

(b) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $461,724,000 or 2.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $12,698,000.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $49,706,000.

(l) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(m) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(p) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,640
Fidelity Corporate Bond 1-10 Year Central Fund	29,116
Fidelity High Income Central Fund 2	24,125
Fidelity Mortgage Backed Securities Central Fund	50,511
Fidelity Securities Lending Cash Central Fund	793
Total	$ 106,185
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 718,362	$ -	$ -	$ 746,723	31.7%
Fidelity High Income Central Fund 2	381,730	128,083	126,737	415,863	81.4%
Fidelity Mortgage Backed Securities Central Fund	1,664,079	50,510	-	1,753,175	21.6%
Total	$ 2,764,171	$ 178,593	$ 126,737	$ 2,915,761
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ellora Energy, Inc.	$ 9,717	$ -	$ -	$ -	$ -
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,184,114	$ 1,184,114	$ -	$ -
Consumer Staples	1,249,569	1,249,569	-	-
Energy	1,209,648	1,195,592	-	14,056
Financials	1,864,687	1,853,445	-	11,242
Health Care	1,268,226	1,268,226	-	-
Industrials	1,337,985	1,337,985	-	-
Information Technology	2,163,491	2,163,491	-	-
Materials	392,877	392,877	-	-
Telecommunication Services	354,201	354,201	-	-
Utilities	411,475	411,475	-	-
Corporate Bonds	1,378,372	-	1,378,372	-
U.S. Government and Government Agency Obligations	2,427,877	-	2,427,877	-
U.S. Government Agency - Mortgage Securities	356,563	-	356,563	-
Asset-Backed Securities	193,620	-	169,358	24,262
Collateralized Mortgage Obligations	157,311	-	151,961	5,350
Commercial Mortgage Securities	454,413	-	418,754	35,659
Municipal Securities	21,423	-	21,423	-
Foreign Government and Government Agency Obligations	2,661	-	2,661	-
Supranational Obligations	211	-	211	-
Bank Notes	759	-	759	-
Preferred Securities	3,677	-	3,677	-
Fixed-Income Funds	2,915,761	2,915,761	-	-
Money Market Funds	743,618	743,618	-	-
Total Investments in Securities:	$ 20,092,539	$ 15,070,354	$ 4,931,616	$ 90,569
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Swap Agreements	$ 12,240	$ -	$ 12,240	$ -
Liabilities
Futures Contracts	$ (694)	$ (694)	$ -	$ -
Swap Agreements	(56,491)	-	(53,863)	(2,628)
Total Liabilities	$ (57,185)	$ (694)	$ (53,863)	$ (2,628)
Total Derivative Instruments:	$ (44,945)	$ (694)	$ (41,623)	$ (2,628)
Other Financial Instruments:
Forward Commitments	$ (461)	$ -	$ (461)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 97,049
Total Realized Gain (Loss)	1,873
Total Unrealized Gain (Loss)	13,588
Cost of Purchases	11,742
Proceeds of Sales	(14,300)
Amortization/Accretion	1,051
Transfers in to Level 3	21,992
Transfers out of Level 3	(42,426)
Ending Balance	$ 90,569
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 13,219
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (4,273)
Total Unrealized Gain (Loss)	1,645
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (2,628)
Realized gain (loss) on Swap Agreements for the period	$ (1,620)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2010	$ 1,645

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $19,030,576,000. Net unrealized appreciation aggregated $1,061,963,000, of which $1,691,085,000 related to appreciated investment securities and $629,122,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, default possibilities and recovery rates. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $59,580,000 representing 0.30% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Puritan® Fund

May 31, 2010

1.800346.106

PUR-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 59.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.0%
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW) (e)	952,179	$ 44,475
Hotels, Restaurants & Leisure - 1.2%
Starbucks Corp.	1,825,300	47,257
Starwood Hotels & Resorts Worldwide, Inc.	1,383,600	63,992
Vail Resorts, Inc. (a)(e)	1,440,727	59,949
WMS Industries, Inc. (a)	218,400	10,118
Wyndham Worldwide Corp.	1,365,000	32,214
		213,530
Household Durables - 0.9%
Lennar Corp. Class A	1,800,200	31,143
Pulte Group, Inc. (a)	4,436,700	49,425
Stanley Black & Decker, Inc.	1,387,520	77,410
		157,978
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	707,300	88,738
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	403,700	16,209
Media - 2.6%
Comcast Corp. Class A (special) (non-vtg.)	4,447,200	76,581
DIRECTV (a)	927,700	34,965
DreamWorks Animation SKG, Inc. Class A (a)	736,443	21,865
Grupo Televisa SA de CV (CPO) sponsored ADR	100	2
HMH Holdings, Inc. (a)(p)	324,876	2,274
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	895,600	3,394
RDA Holding Co. (a)	431,528	10,788
RDA Holding Co. warrants 2/19/14 (a)(p)	30,365	0 *
The Walt Disney Co.	4,815,090	160,920
Time Warner Cable, Inc.	889,100	48,660
Vertis Holdings, Inc. (a)	30,518	0
Viacom, Inc. Class B (non-vtg.) (a)	972,200	32,676
Virgin Media, Inc.	4,561,400	73,712
		465,837
Specialty Retail - 0.9%
Guess?, Inc.	332,900	12,647
J. Crew Group, Inc. (a)	370,537	16,911
Lumber Liquidators Holdings, Inc. (a)	350,000	10,329
RadioShack Corp.	2,498,500	51,069
TJX Companies, Inc.	1,473,900	67,003
		157,959
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.6%
Phillips-Van Heusen Corp.	274,270	$ 15,011
Polo Ralph Lauren Corp. Class A	1,216,400	105,657
		120,668
TOTAL CONSUMER DISCRETIONARY		1,265,394
CONSUMER STAPLES - 5.2%
Beverages - 1.3%
Coca-Cola Enterprises, Inc.	1,995,900	52,093
Dr Pepper Snapple Group, Inc.	3,073,875	116,377
The Coca-Cola Co.	1,237,200	63,592
		232,062
Food & Staples Retailing - 0.4%
Sysco Corp.	658,500	19,630
Wal-Mart Stores, Inc.	1,198,400	60,591
		80,221
Food Products - 0.9%
Nestle SA	1,310,376	59,439
Smithfield Foods, Inc. (a)	2,802,000	48,306
Tyson Foods, Inc. Class A	3,575,700	62,861
		170,606
Household Products - 1.4%
Colgate-Palmolive Co.	222,200	17,352
Procter & Gamble Co.	3,805,122	232,455
		249,807
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	1,022,900	59,604
Tobacco - 0.9%
Philip Morris International, Inc.	3,462,340	152,758
TOTAL CONSUMER STAPLES		945,058
ENERGY - 6.7%
Energy Equipment & Services - 1.0%
Cameron International Corp. (a)	930,600	33,688
Halliburton Co.	709,300	17,612
Schlumberger Ltd.	2,237,300	125,624
Transocean Ltd. (a)	238,000	13,511
		190,435
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.7%
Alpha Natural Resources, Inc. (a)	470,900	$ 18,068
Anadarko Petroleum Corp.	1,196,100	62,592
Atlas Energy, Inc. (a)	614,600	18,979
Chesapeake Energy Corp.	86,617	1,935
Chevron Corp.	2,843,400	210,042
ConocoPhillips	2,917,200	151,286
Exxon Mobil Corp.	2,510,624	151,792
LINN Energy LLC	225,300	5,513
Marathon Oil Corp.	2,097,700	65,217
Massey Energy Co.	530,600	17,573
Occidental Petroleum Corp.	1,254,258	103,489
Petrohawk Energy Corp. (a)	615,800	11,842
Plains Exploration & Production Co. (a)	643,700	14,226
Southwestern Energy Co. (a)	1,563,600	58,807
XTO Energy, Inc.	3,055,500	130,592
		1,021,953
TOTAL ENERGY		1,212,388
FINANCIALS - 9.6%
Capital Markets - 0.8%
Evercore Partners, Inc. Class A	740,400	24,137
Goldman Sachs Group, Inc.	8,000	1,154
KKR Private Equity Investors, LP Restricted Depositary Units (a)(g)	488,800	4,986
Morgan Stanley	3,859,900	104,642
		134,919
Commercial Banks - 3.6%
BB&T Corp.	1,139,300	34,452
Comerica, Inc.	820,200	31,250
Huntington Bancshares, Inc.	3,825,900	23,568
PNC Financial Services Group, Inc.	1,757,100	110,258
Regions Financial Corp.	8,506,300	64,903
Societe Generale Series A	200,000	8,624
Southwest Bancorp, Inc., Oklahoma (f)	1,428,711	22,088
SunTrust Banks, Inc.	1,763,700	47,532
U.S. Bancorp, Delaware	2,994,300	71,743
Wells Fargo & Co.	8,269,040	237,239
		651,657
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.6%
American Express Co.	1,948,600	$ 77,691
Capital One Financial Corp.	813,400	33,593
		111,284
Diversified Financial Services - 3.5%
Bank of America Corp.	13,355,632	210,218
CIT Group, Inc. (a)	121,974	4,487
Citigroup, Inc. (a)	36,428,200	144,256
JPMorgan Chase & Co.	6,524,523	258,241
NBH Holdings Corp. Class A (a)(g)	710,000	13,845
		631,047
Insurance - 0.5%
Assured Guaranty Ltd.	476,300	8,002
Lincoln National Corp.	919,200	24,322
The Travelers Companies, Inc.	1,330,000	65,795
		98,119
Real Estate Investment Trusts - 0.4%
Franklin Street Properties Corp.	2,824,500	34,883
Simon Property Group, Inc.	401,700	34,157
		69,040
Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group, Inc.	2,065,500	27,285
The PMI Group, Inc. (a)(e)	2,103,300	9,864
		37,149
TOTAL FINANCIALS		1,733,215
HEALTH CARE - 7.5%
Biotechnology - 0.9%
Acorda Therapeutics, Inc. (a)	103,500	3,558
Amgen, Inc. (a)	490,700	25,408
BioMarin Pharmaceutical, Inc. (a)	1,600,500	31,242
Cephalon, Inc. (a)	596,312	35,099
CSL Ltd.	817	22
Neurocrine Biosciences, Inc. (a)	482,434	1,930
United Therapeutics Corp. (a)	753,300	38,584
Vertex Pharmaceuticals, Inc. (a)	615,100	21,276
		157,119
Health Care Equipment & Supplies - 1.1%
American Medical Systems Holdings, Inc. (a)	558,391	12,597
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C. R. Bard, Inc.	491,200	$ 39,772
Covidien PLC	650,100	27,558
ev3, Inc. (a)	3,016,482	57,072
Volcano Corp. (a)	509,900	11,315
William Demant Holding AS (a)	874,600	62,313
		210,627
Health Care Providers & Services - 1.0%
CIGNA Corp.	2,212,900	74,066
Express Scripts, Inc. (a)	372,500	37,474
Medco Health Solutions, Inc. (a)	1,100,000	63,415
		174,955
Health Care Technology - 0.1%
Cerner Corp. (a)	172,800	14,465
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	1,528,150	64,243
Life Technologies Corp. (a)	954,500	47,782
PerkinElmer, Inc.	1,492,500	33,865
QIAGEN NV (a)	1,777,000	37,459
		183,349
Pharmaceuticals - 3.4%
Allergan, Inc.	920,600	55,411
Ardea Biosciences, Inc. (a)	271,200	6,788
Auxilium Pharmaceuticals, Inc. (a)(e)	944,100	27,171
BMP Sunstone Corp. warrants 8/19/12 (a)(p)	59,000	17
Elan Corp. PLC sponsored ADR (a)	1,639,548	9,411
Johnson & Johnson	1,760,200	102,620
Merck & Co., Inc.	5,822,840	196,171
Novartis AG sponsored ADR	783,400	35,261
Perrigo Co.	638,100	37,910
Pfizer, Inc.	2,705,186	41,200
Sanofi-Aventis	361,142	21,971
Valeant Pharmaceuticals International (a)	994,300	46,215
Watson Pharmaceuticals, Inc. (a)	662,800	29,269
		609,415
TOTAL HEALTH CARE		1,349,930
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 7.6%
Aerospace & Defense - 2.1%
Goodrich Corp.	765,400	$ 53,119
Precision Castparts Corp.	481,700	56,214
The Boeing Co.	1,645,000	105,576
United Technologies Corp.	2,559,300	172,446
		387,355
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	653,500	34,158
Airlines - 0.4%
Delta Air Lines, Inc. (a)	469,206	6,372
Southwest Airlines Co.	4,533,000	56,391
		62,763
Building Products - 0.0%
Masonite Worldwide Holdings (a)	5,358	240
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	91
warrants 5/20/16 (a)	19,485	110
Nortek, Inc. (a)	7,610	350
		791
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	464,800	19,410
Electrical Equipment - 0.4%
Acuity Brands, Inc.	335,500	13,799
AMETEK, Inc.	526,400	21,372
Regal-Beloit Corp.	516,000	31,110
		66,281
Industrial Conglomerates - 1.9%
General Electric Co.	20,609,100	336,959
Machinery - 1.5%
Bucyrus International, Inc. Class A	367,300	19,673
CareView Communications, Inc. (a)(f)	10,000,000	17,800
Cummins, Inc.	1,414,500	96,158
Danaher Corp.	1,107,900	87,945
Ingersoll-Rand Co. Ltd.	1,379,700	51,477
		273,053
Professional Services - 0.2%
Robert Half International, Inc.	1,226,600	31,021
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.8%
CSX Corp.	1,615,600	$ 84,415
Union Pacific Corp.	938,056	67,005
		151,420
TOTAL INDUSTRIALS		1,363,211
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.0%
Acme Packet, Inc. (a)	975,300	28,586
Cisco Systems, Inc. (a)	3,679,600	85,220
CommScope, Inc. (a)	1,091,300	30,775
QUALCOMM, Inc.	1,089,300	38,736
		183,317
Computers & Peripherals - 3.5%
Apple, Inc. (a)	1,493,000	383,940
Hewlett-Packard Co.	5,351,802	246,236
		630,176
Electronic Equipment & Components - 1.6%
Agilent Technologies, Inc. (a)	2,163,800	70,021
Amphenol Corp. Class A	1,044,400	44,283
Arrow Electronics, Inc. (a)	540,100	14,734
Corning, Inc.	2,555,600	44,544
Flextronics International Ltd. (a)	2,979,500	19,546
Ingram Micro, Inc. Class A (a)	1,195,800	20,281
Prime View International Co. Ltd. sponsored GDR (a)(g)	140,100	2,132
Tyco Electronics Ltd.	2,206,356	63,587
		279,128
Internet Software & Services - 0.3%
Google, Inc. Class A (a)	107,900	52,351
IT Services - 1.0%
Accenture PLC Class A	700,400	26,279
Cognizant Technology Solutions Corp. Class A (a)	1,618,500	80,990
MasterCard, Inc. Class A	240,800	48,586
Visa, Inc. Class A	334,600	24,245
		180,100
Office Electronics - 0.2%
Xerox Corp.	2,870,800	26,727
Semiconductors & Semiconductor Equipment - 1.4%
Avago Technologies Ltd.	1,792,000	37,005
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cree, Inc. (a)	243,200	$ 16,141
Intel Corp.	4,674,740	100,133
KLA-Tencor Corp.	444,900	13,690
Lam Research Corp. (a)	353,700	13,391
Novellus Systems, Inc. (a)	1,209,200	31,222
PMC-Sierra, Inc. (a)	1,372,700	11,119
Skyworks Solutions, Inc. (a)	1,355,900	21,599
Spansion, Inc. Class A (a)	39,391	630
Verigy Ltd. (a)	1,201,900	12,211
		257,141
Software - 2.5%
Check Point Software Technologies Ltd. (a)	1,149,100	35,243
Citrix Systems, Inc. (a)	1,081,600	47,169
Fortinet, Inc. (e)	797,253	13,011
Microsoft Corp.	11,266,513	290,676
Oracle Corp.	2,052,700	46,329
Taleo Corp. Class A (a)	1,066,800	26,723
		459,151
TOTAL INFORMATION TECHNOLOGY		2,068,091
MATERIALS - 2.6%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	452,200	31,229
Dow Chemical Co.	2,719,100	73,171
FMC Corp.	520,400	31,510
Georgia Gulf Corp. (a)	403,830	7,027
LyondellBasell Industries NV:
Class A (a)	1,342,621	23,858
Class B (a)	1,231,363	21,795
Solutia, Inc. (a)	1,957,200	29,652
		218,242
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	3,400	317
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	702,000	21,292
Pactiv Corp. (a)	500,600	14,307
		35,599
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.0%
AngloGold Ashanti Ltd. sponsored ADR	1,557,000	$ 65,269
Freeport-McMoRan Copper & Gold, Inc.	200	14
Goldcorp, Inc.	871,600	37,996
Lihir Gold Ltd.	9,425,810	31,694
Newcrest Mining Ltd.	1,467,777	39,830
		174,803
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	1,065,500	45,369
TOTAL MATERIALS		474,330
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	2,328,300	56,578
Qwest Communications International, Inc.	7,666,800	40,174
Verizon Communications, Inc.	95	3
		96,755
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	12,106,900	62,108
TOTAL TELECOMMUNICATION SERVICES		158,863
UTILITIES - 0.5%
Electric Utilities - 0.1%
FirstEnergy Corp.	708,200	24,936
Gas Utilities - 0.1%
Energen Corp.	378,600	16,761
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (a)	480,500	11,220
Multi-Utilities - 0.2%
DTE Energy Co.	740,900	33,718
TOTAL UTILITIES		86,635
TOTAL COMMON STOCKS (Cost $9,469,088)		10,657,115
Preferred Stocks - 0.4%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 4.50%	56,300	$ 4,434
El Paso Corp. 4.99% (g)	6,100	6,020
		10,454
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C 6.00% (a)(p)	497,017	994
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	126,300	5,428
TOTAL CONVERTIBLE PREFERRED STOCKS		16,876
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	464,500	40,992
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
GMAC, Inc. 7.00% (g)	11,951	9,023
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00% (a)	187	0 *
Wireless Telecommunication Services - 0.0%
Muzak LLC (a)	210,761	171
TOTAL NONCONVERTIBLE PREFERRED STOCKS		50,186
TOTAL PREFERRED STOCKS (Cost $70,562)		67,062
Corporate Bonds - 12.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 508	$ 333
3.5% 1/15/31 (g)	3,757	2,458
		2,791
Specialty Retail - 0.1%
United Auto Group, Inc. 3.5% 4/1/26	8,280	8,311
Textiles, Apparel & Luxury Goods - 0.0%
Iconix Brand Group, Inc. 1.875% 6/30/12	8,200	7,708
TOTAL CONSUMER DISCRETIONARY		18,810
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Smithfield Foods, Inc. 4% 6/30/13	5,040	5,093
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,350	1,352
Chesapeake Energy Corp. 2.5% 5/15/37	43,570	34,982
		36,334
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Beckman Coulter, Inc. 2.5% 12/15/36	8,636	9,241
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	4,100	5,148
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15 (g)	6,000	5,798
MATERIALS - 0.1%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	4,920	3,672
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.1%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)	$ 7,600	$ 7,333
TOTAL MATERIALS		11,005
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Communications International, Inc. 3.5% 11/15/25	9,500	10,521
TOTAL CONVERTIBLE BONDS		101,950
Nonconvertible Bonds - 11.5%
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.1%
ArvinMeritor, Inc. 10.625% 3/15/18	1,080	1,112
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	3,297	3,439
5.875% 3/15/11	1,224	1,262
Tenneco, Inc. 8.625% 11/15/14	9,810	9,687
TRW Automotive, Inc.:
7% 3/15/14 (g)	3,335	3,277
7.25% 3/15/17 (g)	4,795	4,651
		23,428
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	2,190	1,708
6.625% 10/1/28	2,355	1,778
7.45% 7/16/31	665	592
		4,078
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 10.125% 10/15/13	1,615	1,639
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (g)(l)	13,000	13,130
		14,769
Hotels, Restaurants & Leisure - 0.3%
American Casino & Entertainment Properties LLC 11% 6/15/14	3,090	2,966
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Chukchansi Economic Development Authority:
4.1226% 11/15/12 (g)(l)	$ 1,140	$ 775
8% 11/15/13 (g)	1,890	1,361
Harrah's Escrow Corp. 12.75% 4/15/18 (g)	3,820	3,534
Landry's Restaurants, Inc. 11.625% 12/1/15	760	804
McDonald's Corp. 5.35% 3/1/18	1,378	1,532
MCE Finance Ltd. 10.25% 5/15/18 (g)	4,620	4,620
MGM Mirage, Inc.:
5.875% 2/27/14	2,643	2,141
6.75% 4/1/13	80	70
7.5% 6/1/16	5,325	4,207
9% 3/15/20 (g)	1,770	1,779
11.125% 11/15/17 (g)	5,175	5,641
13% 11/15/13	10,000	11,400
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (g)	1,080	1,026
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)	2,270	1,691
Station Casinos, Inc.:
6% 4/1/12 (c)	7,405	463
7.75% 8/15/16 (c)	1,735	113
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)	1,461	796
		44,919
Household Durables - 0.1%
Fortune Brands, Inc.:
5.125% 1/15/11	2,498	2,555
5.375% 1/15/16	7,225	7,694
5.875% 1/15/36	1,512	1,409
Sealy Mattress Co. 10.875% 4/15/16 (g)	1,026	1,144
		12,802
Media - 1.0%
AOL Time Warner, Inc. 6.875% 5/1/12	1,438	1,567
CanWest Media, Inc. 8% 9/15/12 (c)	4,456	4,490
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (g)(l)	5,995	6,235
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
13.5% 11/30/16	$ 2,182	$ 2,498
13.5% 11/30/16 (g)	9,545	10,929
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (g)(l)	1,500	1,551
Clear Channel Communications, Inc.:
4.4% 5/15/11	4,675	4,371
5% 3/15/12	4,405	3,810
6.25% 3/15/11	2,510	2,416
11.75% 8/1/16 pay-in-kind (l)	14,840	9,673
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (g)	780	790
Series B 9.25% 12/15/17 (g)	3,120	3,175
Comcast Cable Communications, Inc. 6.75% 1/30/11	301	312
Comcast Corp.:
4.95% 6/15/16	1,107	1,167
5.5% 3/15/11	225	232
5.7% 5/15/18	5,309	5,741
6.4% 3/1/40	2,111	2,221
6.45% 3/15/37	1,033	1,083
COX Communications, Inc.:
4.625% 6/1/13	2,632	2,804
6.25% 6/1/18 (g)	541	593
Discovery Communications LLC:
3.7% 6/1/15 (h)	3,191	3,202
6.35% 6/1/40 (h)	3,224	3,246
EchoStar Communications Corp.:
6.625% 10/1/14	3,000	2,948
7.125% 2/1/16	5,000	4,900
7.75% 5/31/15	3,705	3,724
Gray Television, Inc. 10.5% 6/29/15 (g)	990	926
Kabel Deutschland GmbH 10.625% 7/1/14	4,730	4,884
Lamar Media Corp. 7.875% 4/15/18 (g)	1,400	1,402
LBI Media, Inc. 8.5% 8/1/17 (g)	6,320	5,372
Liberty Media Corp.:
5.7% 5/15/13	2,055	2,055
8.25% 2/1/30	3,280	3,034
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
NBC Universal, Inc.:
3.65% 4/30/15 (g)	$ 3,687	$ 3,733
5.15% 4/30/20 (g)	4,917	5,020
6.4% 4/30/40 (g)	4,249	4,411
News America Holdings, Inc. 7.75% 12/1/45	6,290	7,602
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (g)(l)	5,993	5,330
7% 1/15/14	1,977	1,762
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	4,033	3,796
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14	5,095	5,133
11.5% 5/1/16	3,000	3,180
11.625% 2/1/14	1,800	1,917
Radio One, Inc. 8.875% 7/1/11	4,005	3,685
Rainbow National Services LLC 10.375% 9/1/14 (g)	7,775	8,086
The Reader's Digest Association, Inc. 9.5% 2/15/17 (g)(l)	6,770	6,736
Time Warner Cable, Inc.:
5% 2/1/20	537	536
5.4% 7/2/12	1,440	1,544
6.2% 7/1/13	1,369	1,521
6.75% 7/1/18	691	778
Time Warner, Inc.:
5.875% 11/15/16	2,609	2,882
6.2% 3/15/40	2,618	2,626
6.5% 11/15/36	2,633	2,727
TL Acquisitions, Inc. 10.5% 1/15/15 (g)	8,680	7,899
Vertis, Inc. 13.5% 4/1/14 pay-in-kind (c)	693	298
Videotron Ltd. 9.125% 4/15/18	5,565	5,934
		188,487
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14	5,220	5,390
Claire's Stores, Inc. 9.25% 6/1/15	780	686
General Nutrition Centers, Inc. 4.8934% 3/15/14 pay-in-kind (l)	1,330	1,220
Michaels Stores, Inc. 10% 11/1/14	6,705	6,889
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sonic Automotive, Inc.:
8.625% 8/15/13	$ 2,218	$ 2,229
9% 3/15/18	1,000	990
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (g)	5,165	5,656
Toys 'R' Us, Inc. 7.875% 4/15/13	4,995	4,970
		28,030
TOTAL CONSUMER DISCRETIONARY		316,513
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14 (g)	4,022	4,363
Diageo Capital PLC 5.2% 1/30/13	3,201	3,480
FBG Finance Ltd. 5.125% 6/15/15 (g)	1,730	1,878
		9,721
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
0.5519% 6/1/10 (l)	1,353	1,353
6.036% 12/10/28	1,306	1,321
6.302% 6/1/37 (l)	2,791	2,526
Rite Aid Corp.:
7.5% 3/1/17	13,280	11,819
10.375% 7/15/16	9,420	9,467
		26,486
Food Products - 0.1%
B&G Foods, Inc. 7.625% 1/15/18	3,160	3,152
Cargill, Inc. 6% 11/27/17 (g)	417	468
Kraft Foods, Inc.:
5.375% 2/10/20	5,528	5,741
5.625% 11/1/11	2,156	2,279
6.5% 8/11/17	4,486	5,079
6.75% 2/19/14	318	363
		17,082
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,054	1,132
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.1%
Altria Group, Inc. 9.7% 11/10/18	$ 13,393	$ 16,239
Reynolds American, Inc.:
6.75% 6/15/17	1,756	1,854
7.25% 6/15/37	6,525	6,381
		24,474
TOTAL CONSUMER STAPLES		78,895
ENERGY - 1.3%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (g)	4,910	4,908
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)	3,710	3,525
Hercules Offshore, Inc. 10.5% 10/15/17 (g)	3,140	2,920
Transocean Ltd. 5.25% 3/15/13	1,109	1,134
Weatherford International Ltd.:
4.95% 10/15/13	1,026	1,076
5.15% 3/15/13	1,341	1,416
		14,979
Oil, Gas & Consumable Fuels - 1.2%
Antero Resources Finance Corp. 9.375% 12/1/17 (g)	4,470	4,403
ATP Oil & Gas Corp. 11.875% 5/1/15 (g)	9,495	7,549
BW Group Ltd. 6.625% 6/28/17 (g)	1,742	1,620
Cenovus Energy, Inc. 6.75% 11/15/39 (g)	2,008	2,179
Chesapeake Energy Corp. 6.5% 8/15/17	14,280	13,780
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (g)	5,990	5,750
11.75% 7/15/14 (g)	4,080	4,345
ConocoPhillips 5.75% 2/1/19	7,588	8,417
Denbury Resources, Inc. 8.25% 2/15/20	1,973	2,042
Drummond Co., Inc.:
7.375% 2/15/16	8,000	7,640
9% 10/15/14 (g)	1,155	1,178
Duke Capital LLC 6.25% 2/15/13	589	640
Duke Energy Field Services:
5.375% 10/15/15 (g)	720	772
6.45% 11/3/36 (g)	3,753	3,696
6.875% 2/1/11	1,363	1,410
7.875% 8/16/10	611	619
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Natural Gas Co. 5.95% 4/15/17	$ 551	$ 576
Enbridge Energy Partners LP:
5.875% 12/15/16	1,064	1,170
6.5% 4/15/18	1,398	1,565
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,702	1,889
Enterprise Products Operating LP:
5.6% 10/15/14	1,152	1,247
5.65% 4/1/13	410	440
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	2,276	2,448
Kinder Morgan Energy Partners LP:
5.3% 9/15/20	3,326	3,287
6.55% 9/15/40	1,499	1,476
LINN Energy LLC 8.625% 4/15/20 (g)	4,840	4,792
Lukoil International Finance BV 6.656% 6/7/22 (g)	720	666
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	1,746	1,852
6.85% 1/15/40 (g)	6,648	7,356
Nakilat, Inc. 6.067% 12/31/33 (g)	4,083	3,839
Nexen, Inc.:
5.05% 11/20/13	2,265	2,425
5.2% 3/10/15	535	569
5.875% 3/10/35	2,365	2,219
6.4% 5/15/37	4,230	4,245
NGPL PipeCo LLC 6.514% 12/15/12 (g)	2,099	2,151
OPTI Canada, Inc.:
7.875% 12/15/14	3,160	2,686
8.25% 12/15/14	5,470	4,704
Pemex Project Funding Master Trust 1.557% 6/15/10 (g)(l)	734	730
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	2,100	2,084
6.875% 1/20/40	3,230	3,241
7.875% 3/15/19	5,157	5,837
Petrohawk Energy Corp. 9.125% 7/15/13	10,000	10,250
Petroleum Development Corp. 12% 2/15/18	4,240	4,367
Plains All American Pipeline LP:
6.125% 1/15/17	1,880	2,008
7.75% 10/15/12	1,389	1,543
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co.:
7% 3/15/17	$ 4,400	$ 4,037
7.625% 6/1/18	4,415	4,139
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	1,408	1,564
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)	2,588	2,670
5.5% 9/30/14 (g)	3,617	3,865
5.832% 9/30/16 (g)	791	835
6.332% 9/30/27 (g)	5,710	5,857
6.75% 9/30/19 (g)	2,367	2,574
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	1,603	1,730
Ship Finance International Ltd. 8.5% 12/15/13	10,070	9,718
Southwestern Energy Co. 7.5% 2/1/18	3,340	3,540
Stone Energy Corp. 6.75% 12/15/14	4,190	3,520
Suncor Energy, Inc.:
6.1% 6/1/18	6,842	7,501
6.85% 6/1/39	6,550	7,071
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	2,723
Texas Eastern Transmission LP 6% 9/15/17 (g)	948	1,062
TransCanada PipeLines Ltd.:
3.4% 6/1/15	1,343	1,351
6.1% 6/1/40	2,600	2,578
6.35% 5/15/67 (l)	1,397	1,267
XTO Energy, Inc.:
5% 1/31/15	1,031	1,130
5.65% 4/1/16	707	801
		217,235
TOTAL ENERGY		232,214
FINANCIALS - 3.6%
Capital Markets - 0.5%
Bear Stearns Companies, Inc.:
4.5% 10/28/10	1,080	1,093
5.3% 10/30/15	8,189	8,680
6.95% 8/10/12	3,566	3,916
BlackRock, Inc. 6.25% 9/15/17	1,142	1,292
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
5.25% 10/15/13	$ 3,478	$ 3,619
5.95% 1/18/18	2,350	2,384
6.15% 4/1/18	1,161	1,186
6.75% 10/1/37	4,509	4,222
7.5% 2/15/19	5,036	5,560
JPMorgan Chase Capital XX 6.55% 9/29/36	7,545	7,076
Lazard Group LLC:
6.85% 6/15/17	2,275	2,343
7.125% 5/15/15	811	859
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	3,781	3,945
6.4% 8/28/17	1,830	1,874
6.875% 4/25/18	2,917	3,004
Morgan Stanley:
0.5953% 1/9/14 (l)	2,547	2,339
2.9228% 5/14/13 (l)	6,662	6,650
4.75% 4/1/14	468	465
5.25% 11/2/12	144	150
5.45% 1/9/17	140	135
5.95% 12/28/17	324	323
6% 5/13/14	4,650	4,820
7.3% 5/13/19	4,941	5,190
Penson Worldwide, Inc. 12.5% 5/15/17 (g)	1,765	1,814
Scotland International Finance No. 2 BV 7.7% 8/15/10 (g)	576	583
The Bank of New York, Inc.:
4.3% 5/15/14	4,756	5,062
4.95% 11/1/12	2,277	2,457
5.45% 5/15/19	5,023	5,445
UBS AG Stamford Branch:
3.875% 1/15/15	8,000	7,962
5.75% 4/25/18	618	629
		95,077
Commercial Banks - 0.5%
ANZ National International Ltd. 6.2% 7/19/13 (g)	447	493
Bank of America NA:
5.3% 3/15/17	11,915	11,690
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Bank of America NA: - continued
6% 10/15/36	$ 2,235	$ 2,045
Bank One Corp. 5.25% 1/30/13	548	581
BB&T Corp. 6.5% 8/1/11	732	770
Chase Manhattan Corp. 7.875% 6/15/10	915	917
Credit Suisse New York Branch 6% 2/15/18	9,961	10,167
DBS Bank Ltd. (Singapore) 0.6559% 5/16/17 (g)(l)	2,442	2,295
Discover Bank:
7% 4/15/20	2,178	2,147
8.7% 11/18/19	1,651	1,806
Export-Import Bank of Korea:
5.125% 2/14/11	1,720	1,757
5.25% 2/10/14 (g)	333	345
5.5% 10/17/12	1,329	1,410
Fifth Third Bancorp:
4.5% 6/1/18	84	79
8.25% 3/1/38	2,107	2,249
HBOS PLC 6.75% 5/21/18 (g)	408	385
HSBC Holdings PLC:
0.4915% 10/6/16 (l)	868	852
6.5% 9/15/37	8,400	8,528
JPMorgan Chase Bank 6% 10/1/17	1,234	1,318
KeyBank NA:
5.8% 7/1/14	3,132	3,323
7% 2/1/11	662	684
KeyBank NA, Cleveland 5.45% 3/3/16	1,877	1,921
Korea Development Bank 4.625% 9/16/10	1,080	1,090
Lloyds TSB Bank PLC 5.8% 1/13/20 (g)	2,387	2,242
Manufacturers & Traders Trust Co. 1.7909% 4/1/13 (g)(l)	547	534
Marshall & Ilsley Bank:
4.85% 6/16/15	1,177	1,114
5% 1/17/17	355	317
5.25% 9/4/12	1,440	1,426
PNC Funding Corp.:
0.4778% 1/31/12 (l)	2,185	2,163
3.625% 2/8/15	1,361	1,388
Regions Bank 6.45% 6/26/37	3,796	3,228
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.:
5.75% 6/15/15	$ 940	$ 931
7.75% 11/10/14	4,251	4,515
Standard Chartered Bank 6.4% 9/26/17 (g)	669	701
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(l)	1,728	1,639
UnionBanCal Corp. 5.25% 12/16/13	390	422
Wachovia Bank NA 4.875% 2/1/15	829	867
Wachovia Corp.:
0.4328% 10/15/11 (l)	2,366	2,350
0.4428% 4/23/12 (l)	320	316
5.625% 10/15/16	2,003	2,129
5.75% 6/15/17	1,728	1,838
Wells Fargo & Co. 3.625% 4/15/15	5,239	5,302
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	342	353
		90,627
Consumer Finance - 0.7%
Capital One Bank USA NA 8.8% 7/15/19	4,297	5,124
Discover Financial Services:
0.7856% 6/11/10 (l)	2,370	2,370
6.45% 6/12/17	8,700	8,687
Ford Motor Credit Co. LLC:
7% 10/1/13	2,800	2,824
7.25% 10/25/11	4,975	5,065
7.5% 8/1/12	6,000	6,060
8% 12/15/16	10,620	10,641
8.125% 1/15/20	5,000	5,005
General Electric Capital Corp.:
5.625% 9/15/17	17,812	18,842
5.9% 5/13/14	6,210	6,785
General Motors Acceptance Corp.:
6.875% 9/15/11	1,360	1,357
6.875% 8/28/12	3,685	3,630
8% 11/1/31	2,055	1,852
GMAC LLC:
6% 12/15/11	880	865
6.625% 5/15/12	1,785	1,758
6.75% 12/1/14	6,105	5,815
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
GMAC LLC: - continued
6.875% 9/15/11	$ 1,365	$ 1,362
7% 2/1/12	5,945	5,900
7.5% 12/31/13	7,562	7,392
8% 12/31/18	5,795	5,505
8% 11/1/31	13,691	12,459
Household Finance Corp. 6.375% 10/15/11	1,096	1,159
HSBC Finance Corp.:
5.25% 1/14/11	771	786
5.25% 1/15/14	621	658
MBNA America Bank NA 7.125% 11/15/12 (g)	409	446
MBNA Corp. 7.5% 3/15/12	948	1,021
ORIX Corp. 5.48% 11/22/11	227	235
SLM Corp.:
0.457% 3/15/11 (l)	66	64
0.5458% 10/25/11 (l)	5,381	5,062
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (g)	161	168
		128,897
Diversified Financial Services - 0.9%
Bank of America Corp. 5.75% 12/1/17	3,225	3,266
Calpine Construction Finance Co. LP 8% 6/1/16 (g)	6,880	6,914
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (g)	1,460	1,445
8.125% 4/30/20 (g)	3,485	3,468
CIT Group, Inc.:
7% 5/1/13	1,417	1,371
7% 5/1/14	2,126	1,987
7% 5/1/15	9,486	8,822
7% 5/1/16	3,543	3,259
7% 5/1/17	10,490	9,493
Citigroup, Inc.:
5.3% 10/17/12	6,072	6,298
5.5% 4/11/13	6,263	6,452
6.125% 5/15/18	9,915	10,141
6.5% 1/18/11	770	792
6.5% 8/19/13	15,826	16,668
8.5% 5/22/19	5,200	6,093
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (g)	$ 2,500	$ 2,350
8% 1/15/18 (g)	2,500	2,350
International Lease Finance Corp.:
5.4% 2/15/12	1,688	1,578
5.625% 9/20/13	150	132
5.65% 6/1/14	4,439	3,818
6.375% 3/25/13	3,313	3,015
6.625% 11/15/13	9,855	8,943
JPMorgan Chase & Co.:
4.65% 6/1/14	6,500	6,873
4.891% 9/1/15 (l)	1,608	1,604
5.6% 6/1/11	1,824	1,894
5.75% 1/2/13	1,306	1,401
6.3% 4/23/19	2,800	3,048
6.75% 2/1/11	221	229
LBI Escrow Corp. 8% 11/1/17 (g)	3,595	3,631
NSG Holdings II, LLC 7.75% 12/15/25 (g)	6,750	6,041
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	642	599
5.5% 1/15/14 (g)	409	404
5.7% 4/15/17 (g)	999	911
TECO Finance, Inc.:
4% 3/15/16	1,242	1,254
5.15% 3/15/20	1,785	1,812
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	1,908	1,913
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (g)(l)	7,075	6,395
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(l)	2,951	2,685
ZFS Finance USA Trust IV 5.875% 5/9/62 (g)(l)	961	865
		150,214
Insurance - 0.4%
American International Group, Inc.:
5.05% 10/1/15	630	545
5.6% 10/18/16	1,125	962
5.85% 1/16/18	805	680
8.25% 8/15/18	3,365	3,281
Assurant, Inc. 5.625% 2/15/14	1,126	1,183
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd. 5.75% 12/1/14	$ 329	$ 349
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(l)	878	781
HUB International Holdings, Inc. 9% 12/15/14 (g)	3,710	3,450
Jackson National Life Global Funding 5.375% 5/8/13 (g)	444	475
Liberty Mutual Group, Inc. 6.5% 3/15/35 (g)	350	307
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (g)	4,201	5,516
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0401% 6/30/12 (g)(l)	4,351	4,335
MetLife, Inc.:
5% 6/15/15	686	724
6.125% 12/1/11	583	618
6.75% 6/1/16	3,874	4,298
7.717% 2/15/19	3,297	3,815
Metropolitan Life Global Funding I:
4.625% 8/19/10 (g)	1,944	1,957
5.125% 4/10/13 (g)	329	355
5.125% 6/10/14 (g)	3,462	3,714
Monumental Global Funding II 5.65% 7/14/11 (g)	973	1,004
Monumental Global Funding III 5.5% 4/22/13 (g)	1,297	1,372
New York Life Insurance Co. 6.75% 11/15/39 (g)	2,639	2,898
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	2,640	2,673
Pacific Life Global Funding 5.15% 4/15/13 (g)	1,995	2,094
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,373	4,200
Pacific LifeCorp 6% 2/10/20 (g)	3,662	3,814
Prudential Financial, Inc.:
3.875% 1/14/15	2,500	2,513
5.15% 1/15/13	1,277	1,350
5.4% 6/13/35	266	237
5.5% 3/15/16	250	264
5.7% 12/14/36	226	211
6.2% 1/15/15	690	759
7.375% 6/15/19	1,880	2,152
8.875% 6/15/38 (l)	1,751	1,856
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(l)	221	202
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Symetra Financial Corp. 6.125% 4/1/16 (g)	$ 3,053	$ 3,023
USI Holdings Corp. 4.3109% 11/15/14 (g)(l)	2,920	2,336
		70,303
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
4.95% 3/15/13	216	228
5.5% 1/15/12	743	782
Camden Property Trust:
5.375% 12/15/13	2,150	2,278
5.875% 11/30/12	395	425
Developers Diversified Realty Corp.:
4.625% 8/1/10	1,777	1,779
5.25% 4/15/11	1,903	1,914
5.375% 10/15/12	1,735	1,720
7.5% 4/1/17	2,243	2,232
Duke Realty LP:
4.625% 5/15/13	404	414
5.875% 8/15/12	71	75
DuPont Fabros Technology LP 8.5% 12/15/17 (g)	2,020	2,060
Equity One, Inc.:
6% 9/15/17	522	522
6.25% 1/15/17	291	297
Federal Realty Investment Trust:
5.4% 12/1/13	257	275
5.9% 4/1/20	1,213	1,259
6% 7/15/12	1,728	1,845
6.2% 1/15/17	365	391
HRPT Properties Trust:
5.75% 11/1/15	524	540
6.25% 6/15/17	726	744
6.65% 1/15/18	383	395
Omega Healthcare Investors, Inc. 7% 1/15/16	4,090	4,029
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,073
Washington (REIT) 5.95% 6/15/11	2,173	2,209
		32,486
Real Estate Management & Development - 0.3%
AMB Property LP 5.9% 8/15/13	1,520	1,598
Arden Realty LP 5.2% 9/1/11	789	817
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP 6.125% 4/15/20 (g)	$ 1,607	$ 1,644
Brandywine Operating Partnership LP:
5.625% 12/15/10	2,456	2,494
5.75% 4/1/12	1,112	1,153
Duke Realty LP:
5.4% 8/15/14	354	364
5.5% 3/1/16	2,930	2,978
5.625% 8/15/11	4,324	4,442
8.25% 8/15/19	1,608	1,833
ERP Operating LP 5.5% 10/1/12	261	280
Liberty Property LP:
5.125% 3/2/15	500	513
5.5% 12/15/16	893	921
Mack-Cali Realty LP 7.75% 2/15/11	575	595
Post Apartment Homes LP 6.3% 6/1/13	2,240	2,367
Realogy Corp. 10.5% 4/15/14	9,000	7,695
Regency Centers LP:
4.95% 4/15/14	360	367
5.25% 8/1/15	1,257	1,295
5.875% 6/15/17	622	647
Simon Property Group LP:
4.2% 2/1/15	1,785	1,828
4.6% 6/15/10	344	344
4.875% 8/15/10	397	399
6.75% 5/15/14	4,302	4,790
6.75% 2/1/40	3,214	3,402
Tanger Properties LP 6.15% 11/15/15	14	15
Teachers Insurance & Annuity Association America 6.85% 12/16/39 (g)	5,559	6,110
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (g)	3,435	3,521
Ventas Realty LP 6.5% 6/1/16	660	655
		53,067
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
5.65% 5/1/18	7,144	7,185
7.375% 5/15/14	1,248	1,378
Countrywide Financial Corp. 5.8% 6/7/12	3,473	3,661
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,490	3,652
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Independence Community Bank Corp.:
2.1115% 4/1/14 (l)	$ 2,485	$ 2,433
4.9% 9/23/10	999	1,008
		19,317
TOTAL FINANCIALS		639,988
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.0%
Biomet, Inc.:
10% 10/15/17	3,820	4,030
11.625% 10/15/17	2,775	2,942
		6,972
Health Care Providers & Services - 0.7%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (g)	4,330	4,547
12.375% 11/1/14 (g)	3,645	3,882
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,017
6.3% 8/15/14	2,132	2,259
DaVita, Inc. 6.625% 3/15/13	7,205	7,079
Express Scripts, Inc. 6.25% 6/15/14	2,404	2,697
HCA, Inc.:
6.375% 1/15/15	1,325	1,216
6.5% 2/15/16	5,605	5,129
7.875% 2/15/20 (g)	4,825	4,922
8.5% 4/15/19 (g)	4,455	4,639
9.25% 11/15/16	19,940	20,837
9.875% 2/15/17 (g)	850	897
NMH Holdings, Inc. 7.382% 6/15/14 pay-in-kind (g)(l)	0 *	0 *
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (g)(l)	4,790	4,790
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	1,416	1,494
Tenet Healthcare Corp.:
8.875% 7/1/19 (g)	8,855	9,298
9% 5/1/15 (g)	1,002	1,065
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.: - continued
9.875% 7/1/14	$ 4,690	$ 4,831
10% 5/1/18 (g)	5,002	5,477
U.S. Oncology, Inc. 9.125% 8/15/17	2,740	2,754
United Surgical Partners International, Inc. 8.875% 5/1/17	10,745	10,745
US Oncology Holdings, Inc. 6.6434% 3/15/12 pay-in-kind (l)	9,197	8,242
Viant Holdings, Inc. 10.125% 7/15/17 (g)	10,489	10,437
		118,254
Pharmaceuticals - 0.0%
Abbott Laboratories 5.3% 5/27/40	1,800	1,768
Novartis Capital Corp. 4.125% 2/10/14	1,727	1,846
Roche Holdings, Inc. 5% 3/1/14 (g)	3,501	3,839
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	564	636
		8,089
TOTAL HEALTH CARE		133,315
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (g)	3,650	4,123
6.4% 12/15/11 (g)	482	513
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,662
7.625% 2/1/18	1,830	1,882
		10,180
Air Freight & Logistics - 0.0%
CEVA Group PLC 11.5% 4/1/18 (g)	5,510	5,648
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	105	106
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	69	61
9.798% 4/1/21	5,955	5,597
6.648% 3/15/19	1,662	1,662
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
6.82% 5/1/18	$ 130	$ 130
6.9% 7/2/19	492	487
7.339% 4/19/14	1,814	1,651
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	27,035	270
8.3% 12/15/29 (a)	15,711	157
9.5% 9/15/14 (g)	970	997
10.375% 2/1/11 (a)	8,640	86
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	206	203
7.57% 11/18/10	6,419	6,483
7.779% 1/2/12	455	453
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,161	1,063
8.36% 7/20/20	863	846
United Air Lines, Inc. 9.875% 8/1/13 (g)	1,110	1,132
		21,384
Building Products - 0.0%
Nortek, Inc. 11% 12/1/13	7,644	7,950
Commercial Services & Supplies - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14 (g)	1,015	1,081
Cenveo Corp. 10.5% 8/15/16 (g)	2,590	2,593
International Lease Finance Corp.:
5.875% 5/1/13	895	792
8.625% 9/15/15 (g)	1,970	1,788
8.75% 3/15/17 (g)	2,275	2,053
United Rentals North America, Inc. 9.25% 12/15/19	3,460	3,460
		11,767
Electrical Equipment - 0.1%
Sensus Metering Systems, Inc. 8.625% 12/15/13	11,608	11,260
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10	1,489	1,512
5.45% 10/15/12	3,609	3,953
6% 10/15/17	1,726	1,949
General Electric Co. 5.25% 12/6/17	17,378	18,603
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - continued
Sequa Corp.:
11.75% 12/1/15 (g)	$ 2,355	$ 2,237
13.5% 12/1/15 pay-in-kind (g)	774	759
		29,013
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (g)	360	385
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	1,419
Navistar International Corp. 8.25% 11/1/21	1,735	1,726
		3,530
Marine - 0.0%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (g)	1,420	1,434
9.5% 12/15/14	3,670	3,569
		5,003
Professional Services - 0.0%
FTI Consulting, Inc. 7.625% 6/15/13	920	895
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625% 3/15/18 (g)	1,250	1,250
Western Express, Inc. 12.5% 4/15/15 (g)	1,530	1,400
		2,650
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (l)	6,686	6,686
TOTAL INDUSTRIALS		115,966
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (l)	10,898	10,244
Lucent Technologies, Inc. 6.45% 3/15/29	10,065	6,844
		17,088
Electronic Equipment & Components - 0.0%
Reddy Ice Corp. 11.25% 3/15/15 (g)	4,645	4,668
Tyco Electronics Group SA:
5.95% 1/15/14	1,738	1,902
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6% 10/1/12	$ 2,284	$ 2,463
6.55% 10/1/17	1,390	1,587
		10,620
IT Services - 0.2%
Ceridian Corp. 11.25% 11/15/15	8,850	8,408
First Data Corp. 9.875% 9/24/15	11,815	9,629
SunGard Data Systems, Inc. 4.875% 1/15/14	12,355	11,521
		29,558
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	944	1,007
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc.:
4.132% 12/15/14 (l)	7,225	6,358
8.875% 12/15/14	5,975	5,355
9.25% 4/15/18 (g)	4,030	4,010
10.125% 12/15/16	7,465	6,047
10.125% 3/15/18 (g)	13,240	13,737
National Semiconductor Corp. 0.507% 6/15/10 (l)	2,354	2,353
NXP BV:
3.0528% 10/15/13 (l)	715	613
7.875% 10/15/14	6,000	5,505
Spansion LLC 11.25% 1/15/16 (c)(g)	905	1,394
Viasystems, Inc. 12% 1/15/15 (g)	2,225	2,414
		47,786
TOTAL INFORMATION TECHNOLOGY		106,059
MATERIALS - 0.6%
Chemicals - 0.2%
Dow Chemical Co. 7.6% 5/15/14	5,979	6,850
Georgia Gulf Corp. 9% 1/15/17 (g)	3,040	3,101
Huntsman International LLC 8.625% 3/15/20 (g)	1,635	1,504
Lubrizol Corp. 8.875% 2/1/19	547	662
Momentive Performance Materials, Inc.:
9.75% 12/1/14	9,280	8,932
10.875% 12/1/14 pay-in-kind (l)	221	203
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
NOVA Chemicals Corp. 8.375% 11/1/16	$ 3,550	$ 3,532
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)	5,000	5,850
		30,634
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,080	1,176
Headwaters, Inc. 11.375% 11/1/14	585	591
		1,767
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. 8.875% 9/15/14	7,450	7,115
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (g)	1,970	2,000
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	4,000	4,070
Owens-Illinois, Inc. 7.8% 5/15/18	350	357
Pactiv Corp.:
5.875% 7/15/12	1,009	1,036
6.4% 1/15/18	1,030	1,048
		15,626
Metals & Mining - 0.3%
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,164	1,241
5.5% 4/1/14	5,752	6,395
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)	1,179	1,281
Edgen Murray Corp. 12.25% 1/15/15 (g)	7,385	6,647
FMG Finance Property Ltd. 10.625% 9/1/16 (g)	7,000	7,700
McJunkin Red Man Corp. 9.5% 12/15/16 (g)	4,425	4,270
Noranda Aluminium Holding Corp. 7.1226% 11/15/14 pay-in-kind (l)	3,938	3,932
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,256	7,921
6.5% 7/15/18	2,799	3,095
7.125% 7/15/28	7,050	7,875
Severstal Columbus LLC 10.25% 2/15/18 (g)	4,670	4,717
Steel Dynamics, Inc. 7.625% 3/15/20 (g)	1,920	1,896
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
United States Steel Corp. 6.65% 6/1/37	$ 3,880	$ 3,395
Vale Overseas Ltd. 6.25% 1/23/17	1,368	1,469
		61,834
Paper & Forest Products - 0.0%
Verso Paper Holdings LLC/Verso Paper, Inc. 4.0944% 8/1/14 (l)	1,015	863
TOTAL MATERIALS		110,724
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
6.7% 11/15/13	691	790
6.8% 5/15/36	8,428	9,283
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,565	1,827
British Telecommunications PLC 9.125% 12/15/10 (d)	1,601	1,667
CenturyTel, Inc. 7.6% 9/15/39	3,686	3,471
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)	11,240	10,959
Deutsche Telekom International Financial BV 5.25% 7/22/13	884	945
Global Crossing Ltd. 12% 9/15/15 (g)	2,015	2,136
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (l)	3,910	3,712
Intelsat Corp. 9.25% 8/15/14	5,190	5,294
Intelsat Ltd. 11.25% 6/15/16	9,660	10,240
Qwest Communications International, Inc. 7.125% 4/1/18 (g)	3,000	2,925
Qwest Corp. 8.375% 5/1/16	5,765	6,285
SBC Communications, Inc.:
5.1% 9/15/14	1,278	1,400
5.875% 2/1/12	1,610	1,726
5.875% 8/15/12	576	628
Sprint Capital Corp.:
6.875% 11/15/28	20,608	17,130
6.9% 5/1/19	16,095	14,546
8.375% 3/15/12	7,330	7,550
8.75% 3/15/32	3,655	3,481
Telecom Italia Capital SA:
4.95% 9/30/14	1,890	1,874
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
5.25% 10/1/15	$ 2,367	$ 2,365
6.999% 6/4/18	6,391	6,729
7.2% 7/18/36	4,849	4,698
Telefonica Emisiones SAU:
5.877% 7/15/19	4,178	4,313
6.421% 6/20/16	684	760
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,126
6.25% 4/1/37	3,729	3,841
Verizon New England, Inc. 6.5% 9/15/11	525	556
Verizon New York, Inc. 6.875% 4/1/12	1,563	1,691
Wind Acquisition Finance SA 11.75% 7/15/17 (g)	6,720	6,888
		141,836
Wireless Telecommunication Services - 0.4%
Clearwire Escrow Corp. 12% 12/1/15 (g)	4,000	3,900
Crown Castle International Corp. 9% 1/15/15	2,955	3,095
Digicel Group Ltd.:
8.875% 1/15/15 (g)	11,915	11,483
9.125% 1/15/15 pay-in-kind (g)(l)	500	484
12% 4/1/14 (g)	6,990	7,724
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	4,618	4,887
5.875% 10/1/19	5,712	6,070
6.35% 3/15/40 (g)	1,699	1,733
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (g)	2,455	2,449
9.5% 6/15/16	4,745	4,935
11.5% 6/15/16	665	698
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (g)	870	883
8.875% 1/15/15	6,980	7,085
Muzak LLC 15% 7/31/14 pay-in-kind	3,347	2,883
Nextel Communications, Inc.:
5.95% 3/15/14	830	766
6.875% 10/31/13	4,380	4,194
7.375% 8/1/15	11,630	10,961
Verizon Wireless Capital LLC 5.55% 2/1/14	1,399	1,547
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5% 12/16/13	$ 1,353	$ 1,458
5.5% 6/15/11	1,626	1,694
		78,929
TOTAL TELECOMMUNICATION SERVICES		220,765
UTILITIES - 0.7%
Electric Utilities - 0.4%
AmerenUE 6.4% 6/15/17	1,760	1,948
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,423	2,633
Edison Mission Energy:
7% 5/15/17	510	345
7.2% 5/15/19	8,270	5,376
EDP Finance BV:
4.9% 10/1/19 (g)	1,300	1,186
6% 2/2/18 (g)	2,160	2,153
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,266	1,306
6.05% 8/15/21	1,846	1,831
Illinois Power Co. 6.125% 11/15/17	243	267
Intergen NV 9% 6/30/17 (g)	7,015	7,015
IPALCO Enterprises, Inc. 7.25% 4/1/16 (g)	3,670	3,734
Mirant Americas Generation LLC 8.3% 5/1/11	6,000	6,090
Nevada Power Co. 6.5% 5/15/18	5,100	5,738
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (g)	3,645	3,663
Oncor Electric Delivery Co. 6.375% 5/1/12	1,609	1,738
Pennsylvania Electric Co. 6.05% 9/1/17	450	487
Pepco Holdings, Inc. 6.45% 8/15/12	2,198	2,387
PPL Capital Funding, Inc. 6.7% 3/30/67 (l)	2,416	2,114
Progress Energy, Inc.:
6% 12/1/39	3,060	3,059
7.1% 3/1/11	1,994	2,082
Tampa Electric Co. 6.15% 5/15/37	3,871	4,097
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	$ 5,105	$ 3,446
11.25% 11/1/16 pay-in-kind (l)	6,679	4,317
		67,012
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	260	272
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,827	1,879
		2,151
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
7.75% 10/15/15	4,660	4,567
9.75% 4/15/16 (g)	2,000	2,125
Duke Capital LLC 5.668% 8/15/14	1,211	1,292
Energy Future Holdings Corp.:
10% 1/15/20 (g)	4,165	4,175
10.875% 11/1/17	13,015	9,436
Enron Corp.:
6.4% 7/15/06 (c)	3,600	0
6.625% 11/15/05 (c)	2,155	0
6.75% 9/1/04 (c)	1,425	0
9.125% 4/1/03 (c)	4,315	0
Exelon Generation Co. LLC 5.35% 1/15/14	900	973
RRI Energy, Inc. 6.75% 12/15/14	7,026	7,061
		29,629
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
4.75% 12/15/10	2,316	2,364
6.3% 9/30/66 (l)	12,373	11,445
DTE Energy Co. 7.05% 6/1/11	580	610
KeySpan Corp. 7.625% 11/15/10	291	300
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	1,064	1,158
5.875% 10/1/12	1,721	1,878
6.5% 9/15/37	1,418	1,548
National Grid PLC 6.3% 8/1/16	774	872
NiSource Finance Corp.:
5.25% 9/15/17	497	511
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.4% 7/15/14	$ 794	$ 852
5.45% 9/15/20	598	601
6.4% 3/15/18	782	848
6.8% 1/15/19	2,710	2,997
7.875% 11/15/10	602	619
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	3,636	3,309
WPS Resources Corp. 6.11% 12/1/66 (l)	520	468
		30,380
TOTAL UTILITIES		129,172
TOTAL NONCONVERTIBLE BONDS		2,083,611
TOTAL CORPORATE BONDS (Cost $2,040,647)		2,185,561
U.S. Government and Government Agency Obligations - 8.2%

U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Notes:
2.125% 2/15/40	96,650	103,504
2.375% 1/15/27	48,556	53,055
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		156,559
U.S. Treasury Obligations - 7.3%
U.S. Treasury Bonds:
4.375% 11/15/39	40,590	41,605
4.375% 5/15/40	104,398	107,204
4.625% 2/15/40	34,510	36,850
U.S. Treasury Notes:
1.375% 2/15/13 (j)	150,000	150,820
1.75% 4/15/13	688,680	698,927
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.75% 3/31/14	$ 200,000	$ 200,375
1.875% 4/30/14 (j)	88,380	88,870
TOTAL U.S. TREASURY OBLIGATIONS		1,324,651
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,454,397)		1,481,210
U.S. Government Agency - Mortgage Securities - 1.7%

Fannie Mae - 1.0%
4% 4/1/24 to 8/1/39 (i)	7,714	7,796
4% 5/1/25 (h)(i)	3,000	3,080
4% 6/1/25 (h)	1,000	1,025
4% 6/1/25 (h)	3,000	3,075
4% 6/1/25 (h)	1,000	1,025
4.278% 6/1/36 (l)	301	314
4.5% 6/1/25 (h)	3,000	3,138
4.5% 1/1/39 to 9/1/39	27,837	28,457
4.5% 6/1/40 (h)(i)	1,500	1,530
4.5% 6/1/40 (h)(i)	5,000	5,101
5% 12/1/25 to 5/1/40	14,283	14,988
5% 6/1/40 (h)	11,900	12,454
5% 6/1/40 (h)(i)	7,000	7,326
5.496% 7/1/37 (l)	712	750
5.5% 1/1/24 to 3/1/40 (h)	37,056	39,642
5.5% 6/1/40 (h)	6,500	6,933
5.5% 6/1/40 (h)	100	107
5.5% 6/1/40 (h)(i)	11,000	11,733
5.5% 6/1/40	3,000	3,200
5.5% 6/1/40 (h)(i)	4,000	4,267
6% 2/1/23 to 7/1/38	9,223	9,975
6% 6/1/40 (h)(i)	3,000	3,231
6% 6/1/40 (h)	2,000	2,154
6% 6/1/40 (h)(i)	6,000	6,462
6% 6/1/40 (h)	10,000	10,770
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.5% 8/1/36 (i)	$ 4,191	$ 4,628
6.5% 6/1/40 (h)	100	109
TOTAL FANNIE MAE		193,270
Freddie Mac - 0.3%
5% 3/1/19 to 6/1/40	27,937	29,541
5.585% 10/1/35 (l)	275	288
6% 7/1/37	81	88
6% 5/1/40 (h)	5,700	6,155
6.5% 11/1/34 to 3/1/36	12,031	13,294
TOTAL FREDDIE MAC		49,366
Government National Mortgage Association - 0.4%
4% 8/15/39 to 4/15/40	5,975	5,976
4% 6/1/40 (h)	1,000	998
4.5% 5/15/39 to 4/15/40	5,999	6,162
4.5% 6/1/40 (h)	1,000	1,024
4.5% 6/1/40 (h)	1,000	1,024
4.5% 6/1/40 (h)	5,000	5,119
4.5% 6/1/40 (h)	2,000	2,048
4.5% 6/1/40 (h)	2,000	2,053
4.5% 6/1/40 (h)	6,500	6,671
5.5% 9/20/38 to 9/15/39	2,589	2,786
5.5% 6/1/40 (h)(i)	5,200	5,576
5.5% 6/1/40 (h)(i)	4,000	4,289
5.5% 6/1/40 (h)(i)	11,000	11,795
6% 2/15/34	10,417	11,436
6.5% 3/15/34	5,597	6,230
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		73,187
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $308,583)		315,823
Asset-Backed Securities - 0.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.8128% 4/25/35 (l)	1,383	811
ACE Securities Corp. Series 2006-NC2 Class M7, 1.0928% 7/25/36 (l)	81	0 *
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0928% 3/25/34 (l)	$ 124	$ 118
Class M2, 1.9928% 3/25/34 (l)	334	220
Series 2005-HE2 Class M2, 0.7928% 4/25/35 (l)	161	144
Series 2006-HE2 Class M3, 0.6828% 5/25/36 (l)	71	2
Series 2006-OP1:
Class M4, 0.7128% 4/25/36 (l)	129	4
Class M5, 0.7328% 4/25/36 (l)	41	0 *
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3697% 9/20/13 (l)	1,051	1,035
Series 2006-A7 Class A7, 0.3597% 10/20/12 (l)	530	521
Series 2006-C1 Class C1, 0.8197% 10/20/14 (l)	141	3
Series 2007-A1 Class A, 0.3897% 1/20/15 (l)	356	350
Series 2007-A4 Class A4, 0.3697% 4/22/13 (l)	505	498
ALG Student Loan Trust I Series 2006-1 Class A1, 0.3338% 10/28/18 (g)(l)	124	124
Ally Master Owner Trust Series 2010-2 Class A, 4.25% 4/15/17 (g)	6,090	6,241
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	69	70
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	539	533
Series 2007-2M Class A3, 5.22% 6/8/12	90	91
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.0428% 12/25/33 (l)	82	52
Series 2004-R2 Class M3, 0.8928% 4/25/34 (l)	117	15
Series 2005-R2 Class M1, 0.7928% 4/25/35 (l)	1,567	1,172
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6525% 3/1/34 (l)	36	25
Series 2004-W11 Class M2, 1.0428% 11/25/34 (l)	426	255
Series 2004-W7 Class M1, 0.8928% 5/25/34 (l)	1,108	528
Series 2006-W4 Class A2C, 0.5028% 5/25/36 (l)	1,127	356
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.1678% 4/25/34 (l)	2,026	1,241
Series 2006-HE2 Class M1, 0.7128% 3/25/36 (l)	181	11
Axon Financial Funding Ltd. 5.96% 4/4/17 (c)(g)(l)	4,820	0 *
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.4928% 8/25/36 (l)	991	968
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.0006% 12/1/41 (l)	852	850
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2935% 12/26/24 (l)	$ 1,666	$ 1,582
C-BASS Trust Series 2006-CB7 Class A2, 0.4028% 10/25/36 (l)	277	272
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	1,539	1,555
Class C, 5.31% 6/15/12	1,132	1,150
Series 2007-1 Class C, 5.38% 11/15/12	403	422
Series 2007-SN1 Class D, 6.05% 1/17/12	197	197
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12	102	102
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.6269% 7/15/13 (l)	3,360	3,360
Series 2007-C3 Class C3, 0.6269% 4/15/13 (g)(l)	2,207	2,206
Series 2009-A1 Class A1, 1.4369% 4/15/13 (l)	2,800	2,801
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7897% 7/20/39 (g)(l)	347	43
Class B, 1.0897% 7/20/39 (g)(l)	200	14
Class C, 1.4397% 7/20/39 (g)(l)	258	6
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	445	459
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.6428% 7/25/36 (l)	4,366	852
Series 2006-NC2 Class M7, 1.1928% 6/25/36 (l)	323	6
Series 2006-NC4 Class M1, 0.6428% 10/25/36 (l)	2,725	544
Series 2006-RFC1 Class M9, 2.2128% 5/25/36 (l)	141	6
Series 2007-RFC1 Class A3, 0.4828% 12/25/36 (l)	1,368	489
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.5197% 5/20/17 (g)(l)	122	109
Series 2005-1A Class A1, 4.67% 5/20/17 (g)	352	351
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (g)	9,750	9,731
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	9,250	9,358
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.6128% 10/25/35 (l)	2,434	2,303
Series 2007-AMC4 Class M1, 0.6128% 5/25/37 (l)	581	23
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.4028% 6/25/47 (l)	83	80
Series 2007-4 Class A1A, 0.3661% 9/25/37 (l)	484	454
Series 2007-5 Class 2A1, 0.4428% 9/25/47 (l)	5,975	5,406
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	$ 251	$ 0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.3128% 4/25/34 (l)	121	45
Series 2004-4 Class M2, 1.1378% 6/25/34 (l)	446	153
Series 2005-3 Class MV1, 0.7628% 8/25/35 (l)	1,082	977
Series 2005-AB1 Class A2, 0.5528% 8/25/35 (l)	168	162
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (g)	333	338
Series 2007-C Class A3, 5.43% 5/15/12 (g)	79	80
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.585% 5/28/35 (l)	30	26
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.5178% 8/25/34 (l)	221	82
Series 2006-3 Class 2A3, 0.5028% 11/25/36 (l)	4,507	1,429
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.1678% 3/25/34 (l)	19	3
Series 2005-FF9 Class A3, 0.6228% 10/25/35 (l)	2,935	2,594
Series 2006-FF12 Class A2, 0.3828% 9/25/36 (l)	5	5
Series 2006-FF14 Class A2, 0.4028% 10/25/36 (l)	1,745	1,611
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	392	408
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8869% 6/15/13 (l)	586	569
Series 2010-1 Class A, 1.9869% 12/15/14 (g)(l)	7,780	7,865
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	50	51
Series 2007-1:
Class A4, 5.03% 2/16/15	348	356
Class C, 5.43% 2/16/15	426	413
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.8328% 1/25/35 (l)	720	256
Class M4, 1.0228% 1/25/35 (l)	276	37
Series 2006-D Class M1, 0.5728% 11/25/36 (l)	224	4
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8769% 2/25/47 (g)(l)	2,160	1,481
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	1,092	873
GE Business Loan Trust:
Series 2003-1 Class A, 0.7669% 4/15/31 (g)(l)	216	190
Series 2006-2A:
Class A, 0.5169% 11/15/34 (g)(l)	1,376	1,101
Class B, 0.6169% 11/15/34 (g)(l)	498	299
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A:
Class C, 0.7169% 11/15/34 (g)(l)	$ 826	$ 330
Class D, 1.0869% 11/15/34 (g)(l)	315	76
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4869% 9/15/17 (l)	665	653
Goal Capital Funding Trust Series 2007-1 Class C1, 0.6835% 6/25/42 (l)	512	380
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	45	46
Class C, 5.74% 12/15/14	95	94
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9928% 6/25/34 (l)	2,032	1,250
Series 2007-HE1 Class M1, 0.5928% 3/25/47 (l)	820	43
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6928% 4/25/36 (l)	283	4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.4228% 5/25/30 (g)(l)	501	125
Series 2006-3:
Class B, 0.7428% 9/25/46 (g)(l)	497	99
Class C, 0.8928% 9/25/46 (g)(l)	1,159	174
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.6628% 8/25/33 (l)	331	176
Series 2003-3 Class M1, 1.6328% 8/25/33 (l)	634	438
Series 2003-5 Class A2, 1.0428% 12/25/33 (l)	25	15
Series 2005-5 Class 2A2, 0.5928% 11/25/35 (l)	123	120
Series 2006-1 Class 2A3, 0.5678% 4/25/36 (l)	1,618	1,553
Series 2006-8 Class 2A1, 0.3928% 3/25/37 (l)	8	8
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.6297% 3/20/36 (l)	638	478
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.5328% 1/25/37 (l)	1,137	412
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.6428% 7/25/36 (l)	2,497	59
Series 2007-CH1:
Class AV4, 0.4728% 10/25/36 (l)	1,136	918
Class MV1, 0.5728% 10/25/36 (l)	923	337
Series 2007-CH3 Class M1, 0.6428% 3/25/37 (l)	397	19
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6178% 12/27/29 (l)	667	554
Series 2006-A Class 2C, 1.4379% 3/27/42 (l)	2,016	486
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9915% 4/6/46 (g)(l)	210	0 *
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	$ 1,670	$ 1,697
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.4228% 6/25/34 (l)	151	107
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	12	11
Class C, 5.691% 10/20/28 (g)	5	4
Class D, 6.01% 10/20/28 (g)	62	48
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.6028% 10/25/36 (l)	407	13
Series 2007-HE1 Class M1, 0.6428% 5/25/37 (l)	596	29
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0928% 7/25/34 (l)	139	61
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	181	184
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9928% 7/25/34 (l)	524	376
Series 2006-FM1 Class A2B, 0.4528% 4/25/37 (l)	1,689	1,489
Series 2006-MLN1 Class A2A, 0.4128% 7/25/37 (l)	20	19
Series 2006-OPT1 Class A1A, 0.6028% 6/25/35 (l)	2,451	1,615
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6828% 8/25/34 (l)	44	33
Series 2005-NC1 Class M1, 0.7828% 1/25/35 (l)	303	143
Series 2005-NC2 Class B1, 1.5128% 3/25/35 (l)	316	70
Series 2007-HE2 Class M1, 0.5928% 1/25/37 (l)	3,212	82
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (g)(l)(o)	3,018	26
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (o)	1,818	330
Series 2006-1 Class AIO, 5.5% 4/25/11 (o)	323	12
Series 2006-2 Class AIO, 6% 8/25/11 (o)	160	10
Series 2006-3:
Class A1, 0.3728% 9/25/19 (l)	40	39
Class AIO, 7.1% 1/25/12 (o)	258	26
Series 2006-4:
Class A1, 0.3728% 3/25/25 (l)	395	389
Class AIO, 6.35% 2/27/12 (o)	819	81
Class D, 1.4428% 5/25/32 (l)	1,544	44
Series 2007-1 Class AIO, 7.27% 4/25/12 (o)	1,101	139
Series 2007-2 Class AIO, 6.7% 7/25/12 (o)	936	124
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.8528% 9/25/35 (l)	1,083	450
Series 2005-D Class M2, 0.8128% 2/25/36 (l)	593	64
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.4628% 3/25/36 (l)	$ 109	$ 108
Ocala Funding LLC Series 2006-1A Class A, 1.7397% 3/20/11 (c)(g)(l)	892	330
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.4328% 5/25/37 (l)	82	80
Series 2007-6 Class 2A1, 0.4028% 7/25/37 (l)	139	133
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5928% 9/25/34 (l)	405	172
Class M4, 1.7928% 9/25/34 (l)	519	88
Series 2005-WCH1:
Class M2, 0.8628% 1/25/36 (l)	1,817	1,471
Class M3, 0.9028% 1/25/36 (l)	363	218
Class M4, 1.1728% 1/25/36 (l)	1,120	339
Series 2005-WHQ2:
Class M7, 1.5928% 5/25/35 (l)	1,328	22
Class M9, 2.2228% 5/25/35 (l)	223	1
Providian Master Note Trust Series 2006-C1A Class C1, 0.8869% 3/16/15 (g)(l)	2,497	2,480
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (g)	61	61
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.5728% 12/25/36 (l)	271	9
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.4128% 2/25/37 (l)	101	98
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1428% 4/25/33 (l)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.1378% 3/25/35 (l)	1,298	859
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 2.0628% 1/25/36 (l)	66	1
Series 2006-FR4 Class A2A, 0.4228% 8/25/36 (l)	515	261
Series 2007-NC1 Class A2A, 0.3928% 12/25/36 (l)	238	232
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4056% 3/20/19 (g)(l)	688	641
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.207% 6/15/33 (l)	965	126
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (g)	455	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4928% 9/25/34 (l)	58	9
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.5125% 11/25/37 (l)	6,257	5,831
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.4328% 6/25/37 (l)	$ 1,043	$ 870
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	772	761
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.4369% 6/15/12 (l)	2,654	2,653
Class B, 0.5569% 6/15/12 (l)	294	294
Class C, 0.8369% 6/15/12 (l)	176	176
Series 2007-2 Class A, 0.9869% 10/15/12 (l)	1,986	1,979
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2028% 9/25/34 (l)	22	16
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8515% 4/6/42 (g)(l)	1,477	74
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	359	367
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.7069% 6/15/12 (l)	2,785	2,781
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (g)	202	203
Series 2006-2A:
Class B, 5.29% 6/20/12 (g)	283	287
Class D, 5.54% 12/20/12 (g)	404	408
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	674	0
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.7228% 8/25/36 (l)	47	1
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.8369% 8/15/15 (g)(l)	6,374	6,298
Series 2007-A4A Class A4, 5.2% 10/15/14 (g)	6,464	6,563
Series 2007-A5A Class A5, 1.0869% 10/15/14 (g)(l)	900	901
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(g)	6	0 *
Whinstone Capital Management Ltd. Series 1A Class B3, 1.2158% 10/25/44 (g)(l)	1,358	448
TOTAL ASSET-BACKED SECURITIES (Cost $133,497)		136,742
Collateralized Mortgage Obligations - 0.7%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.7%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.724% 4/12/56 (g)(l)	$ 1,084	$ 596
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8772% 4/10/49 (l)	51	13
Class C, 5.8772% 4/10/49 (l)	135	32
Class D, 5.8772% 4/10/49 (l)	67	14
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (g)	4,890	4,928
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.5048% 1/25/34 (l)	1,536	1,405
Series 2004-1 Class 2A2, 3.6766% 10/25/34 (l)	1,668	1,491
Series 2004-A Class 2A2, 3.5164% 2/25/34 (l)	899	793
Series 2004-B:
Class 1A1, 2.9236% 3/25/34 (l)	105	91
Class 2A2, 3.0591% 3/25/34 (l)	954	869
Series 2004-D Class 2A2, 3.3908% 5/25/34 (l)	1,478	1,355
Series 2004-G Class 2A7, 3.9212% 8/25/34 (l)	1,325	1,153
Series 2004-H Class 2A1, 3.7527% 9/25/34 (l)	1,186	1,041
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (g)(l)(o)	38,690	3,103
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.6228% 1/25/35 (l)	1,816	1,361
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6081% 10/12/41 (g)(l)(o)	3,139	38
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.5182% 2/25/37 (l)	426	402
Series 2007-A2 Class 2A1, 3.5609% 7/25/37 (l)	4,156	3,918
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0935% 12/10/49 (l)	912	938
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.0088% 8/25/34 (l)	1,116	1,052
Class A4, 2.803% 8/25/34 (l)	978	920
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,019	204
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.8369% 7/16/34 (g)(l)	912	891
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.7428% 5/25/33 (l)	15	15
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.5454% 11/25/34 (l)	$ 187	$ 180
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.4289% 11/19/37 (l)	102	100
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0096% 10/25/34 (l)	1,514	1,420
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4644% 10/18/54 (g)(l)	2,608	2,546
Class C2, 0.7744% 10/18/54 (g)(l)	874	838
Class M2, 0.5544% 10/18/54 (g)(l)	1,499	1,444
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.9347% 11/20/56 (g)(l)	2,161	2,030
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.764% 10/11/41 (g)(l)	2,364	2,299
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8897% 12/20/54 (l)	142	60
Series 2006-1A Class C2, 0.9397% 12/20/54 (g)(l)	4,917	2,262
Series 2006-2 Class C1, 0.8097% 12/20/54 (l)	4,095	1,679
Series 2006-3 Class C2, 0.8397% 12/20/54 (l)	853	367
Series 2006-4:
Class B1, 0.4297% 12/20/54 (l)	3,154	2,334
Class C1, 0.7197% 12/20/54 (l)	1,928	829
Class M1, 0.5097% 12/20/54 (l)	829	526
Series 2007-1:
Class 1C1, 0.6397% 12/20/54 (l)	1,671	702
Class 1M1, 0.4897% 12/20/54 (l)	1,114	691
Class 2C1, 0.7697% 12/20/54 (l)	760	319
Class 2M1, 0.5897% 12/20/54 (l)	1,431	887
Series 2007-2 Class 2C1, 0.7669% 12/17/54 (l)	1,981	842
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7553% 1/20/44 (l)	326	178
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1197% 4/25/35 (l)	588	495
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5589% 5/19/35 (l)	298	177
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (l)	70	72
Class A3, 5.447% 6/12/47 (l)	1,730	1,743
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.946% 8/25/36 (l)	$ 1,917	$ 1,543
Series 2004-A3 Class 4A1, 4.2708% 7/25/34 (l)	1,603	1,547
Series 2004-A5 Class 2A1, 2.9631% 12/25/34 (l)	1,364	1,314
Series 2006-A2 Class 5A1, 3.423% 11/25/33 (l)	3,301	3,105
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	410	411
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.5528% 5/25/47 (l)	911	553
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.5728% 10/25/36 (l)	379	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.5128% 2/25/37 (l)	1,477	829
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.507% 6/15/22 (g)(l)	188	169
Class C, 0.527% 6/15/22 (g)(l)	1,165	1,013
Class D, 0.537% 6/15/22 (g)(l)	448	381
Class E, 0.547% 6/15/22 (g)(l)	717	559
Class F, 0.577% 6/15/22 (g)(l)	1,164	861
Class G, 0.647% 6/15/22 (g)(l)	269	188
Class H, 0.667% 6/15/22 (g)(l)	538	349
Class J, 0.707% 6/15/22 (g)(l)	628	345
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.9738% 8/25/34 (l)	1,561	1,467
Series 2005-A2 Class A7, 2.8011% 2/25/35 (l)	1,555	1,424
Series 2006-A6 Class A4, 3.6176% 10/25/33 (l)	1,361	1,216
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (l)	3,905	4,052
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.6328% 7/25/35 (l)	1,959	1,465
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.6428% 3/25/37 (l)	2,236	136
Permanent Financing No. 8 PLC floater Class 3C, 0.7743% 6/10/42 (l)	1,696	1,695
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 3.93% 10/25/35 (l)	755	657
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6471% 7/10/35 (g)(l)	1,511	811
Class B6, 3.1471% 7/10/35 (g)(l)	322	169
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-A:
Class B4, 1.4971% 2/10/36 (g)(l)	$ 500	$ 262
Class B5, 1.9971% 2/10/36 (g)(l)	333	176
Series 2004-B:
Class B4, 1.3971% 2/10/36 (g)(l)	383	196
Class B5, 1.8471% 2/10/36 (g)(l)	281	124
Class B6, 2.2971% 2/10/36 (g)(l)	99	33
Series 2004-C:
Class B4, 1.2471% 9/10/36 (g)(l)	515	270
Class B5, 1.6471% 9/10/36 (g)(l)	572	256
Class B6, 2.0471% 9/10/36 (g)(l)	107	34
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	821	810
Series 2004-SL3 Class A1, 7% 8/25/16	60	52
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7928% 6/25/33 (g)(l)	354	291
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	129	126
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8839% 7/20/34 (l)	32	16
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3508% 4/25/33 (l)	458	435
Series 2003-20 Class 1A1, 5.5% 7/25/33	440	439
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4625% 9/25/36 (l)	2,485	1,315
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.3661% 7/25/36 (l)	9,427	9,246
Series 2006-5 Class A1, 0.4628% 10/25/46 (l)	3,777	3,678
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8459% 8/25/33 (l)	797	752
Series 2005-AR3 Class A2, 2.7272% 3/25/35 (l)	2,067	1,822
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.0855% 12/25/34 (l)	730	707
Series 2004-H Class A1, 4.5375% 6/25/34 (l)	1,523	1,494
Series 2004-W Class A9, 2.9943% 11/25/34 (l)	3,939	3,715
Series 2005-AR10 Class 2A2, 2.9762% 6/25/35 (l)	594	569
Series 2005-AR12:
Class 2A5, 2.9646% 7/25/35 (l)	9,940	9,144
Class 2A6, 2.9646% 7/25/35 (l)	492	453
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2 Class 2A2, 2.8787% 3/25/35 (l)	$ 2,228	$ 2,041
Series 2005-AR3 Class 2A1, 3.2394% 3/25/35 (l)	899	813
TOTAL PRIVATE SPONSOR		117,173
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2002-57 Class BT, 6% 11/25/31	177	177
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $91,997)		117,350
Commercial Mortgage Securities - 1.8%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1896% 2/14/43 (l)	1,067	1,133
Class A2, 7.1508% 2/14/43 (l)	671	730
Class A3, 7.2008% 2/14/43 (l)	724	779
Class PS1, 1.5207% 2/14/43 (l)(o)	2,876	93
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.91% 5/10/45 (l)	1,065	1,129
Series 2006-4 Class A1, 5.363% 7/10/46 (l)	322	325
Series 2006-5:
Class A1, 5.185% 9/10/47	430	435
Class A2, 5.317% 9/10/47	3,520	3,589
Class A3, 5.39% 9/10/47	1,272	1,277
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,850
Series 2007-2 Class A1, 5.421% 4/10/49	284	293
Series 2007-4 Class A3, 6.0019% 2/10/51 (l)	910	929
Series 2006-6 Class E, 5.619% 10/10/45 (g)	527	80
Series 2007-3:
Class A3, 5.837% 6/10/49 (l)	1,523	1,576
Class A4, 5.837% 6/10/49 (l)	1,901	1,799
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	63	63
Series 2001-1 Class A4, 5.451% 1/15/49	1,997	1,941
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2004-2:
Class A3, 4.05% 11/10/38	$ 1,134	$ 1,150
Class A4, 4.153% 11/10/38	1,157	1,169
Series 2004-4 Class A3, 4.128% 7/10/42	143	143
Series 2005-1 Class A3, 4.877% 11/10/42	1,732	1,731
Series 2006-1 Class A1, 5.219% 9/10/45 (l)	858	864
Series 2007-1 Class A2, 5.381% 1/15/49	2,565	2,612
Series 2001-3 Class H, 6.562% 4/11/37 (g)	510	501
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)	228	216
Class K, 6.15% 5/11/35 (g)	424	374
Series 2003-2 Class XP, 0.4312% 3/11/41 (g)(l)(o)	11,260	19
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)	2,833	2,881
Series 2005-6 Class A3, 5.3503% 9/10/47 (l)	1,642	1,683
Series 2007-1 Class B, 5.543% 1/15/49	549	170
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.6469% 3/15/22 (g)(l)	392	345
Class D, 0.6969% 3/15/22 (g)(l)	397	341
Class E, 0.7369% 3/15/22 (g)(l)	328	276
Class F, 0.8069% 3/15/22 (g)(l)	467	369
Class G, 0.8669% 3/15/22 (g)(l)	303	218
Series 2006-BIX1:
Class C, 0.5169% 10/15/19 (g)(l)	586	510
Class D, 0.5469% 10/15/19 (g)(l)	716	609
Class E, 0.5769% 10/15/19 (g)(l)	663	550
Class F, 0.6469% 10/15/19 (g)(l)	1,987	1,530
Class G, 0.6669% 10/15/19 (g)(l)	935	635
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1928% 12/25/33 (g)(l)	65	39
Series 2004-1:
Class A, 0.7028% 4/25/34 (g)(l)	1,113	879
Class B, 2.2428% 4/25/34 (g)(l)	125	62
Class M1, 0.9028% 4/25/34 (g)(l)	100	68
Class M2, 1.5428% 4/25/34 (g)(l)	92	54
Series 2004-2:
Class A, 0.7728% 8/25/34 (g)(l)	864	687
Class M1, 0.9228% 8/25/34 (g)(l)	149	95
Series 2004-3:
Class A1, 0.7128% 1/25/35 (g)(l)	1,920	1,517
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-3:
Class A2, 0.7628% 1/25/35 (g)(l)	$ 276	$ 185
Class M1, 0.8428% 1/25/35 (g)(l)	331	215
Class M2, 1.3428% 1/25/35 (g)(l)	158	98
Series 2005-2A:
Class A1, 0.6528% 8/25/35 (g)(l)	1,409	990
Class M1, 0.7728% 8/25/35 (g)(l)	77	38
Class M2, 0.8228% 8/25/35 (g)(l)	126	59
Class M3, 0.8428% 8/25/35 (g)(l)	70	31
Class M4, 0.9528% 8/25/35 (g)(l)	64	26
Series 2005-3A:
Class A1, 0.6628% 11/25/35 (g)(l)	563	408
Class A2, 0.7428% 11/25/35 (g)(l)	508	340
Class M1, 0.7828% 11/25/35 (g)(l)	67	33
Class M2, 0.8328% 11/25/35 (g)(l)	85	40
Class M3, 0.8528% 11/25/35 (g)(l)	76	34
Class M4, 0.9428% 11/25/35 (g)(l)	94	39
Series 2005-4A:
Class A2, 0.7328% 1/25/36 (g)(l)	1,304	873
Class B1, 1.7428% 1/25/36 (g)(l)	113	39
Class M1, 0.7928% 1/25/36 (g)(l)	420	231
Class M2, 0.8128% 1/25/36 (g)(l)	126	63
Class M3, 0.8428% 1/25/36 (g)(l)	184	87
Class M4, 0.9528% 1/25/36 (g)(l)	102	43
Class M5, 0.9928% 1/25/36 (g)(l)	102	41
Class M6, 1.0428% 1/25/36 (g)(l)	108	41
Series 2006-1:
Class A2, 0.7028% 4/25/36 (g)(l)	201	123
Class M1, 0.7228% 4/25/36 (g)(l)	72	33
Class M2, 0.7428% 4/25/36 (g)(l)	76	33
Class M3, 0.7628% 4/25/36 (g)(l)	65	26
Class M4, 0.8628% 4/25/36 (g)(l)	37	14
Class M5, 0.9028% 4/25/36 (g)(l)	36	13
Class M6, 0.9828% 4/25/36 (g)(l)	72	24
Series 2006-2A:
Class A1, 0.5728% 7/25/36 (g)(l)	3,051	2,109
Class A2, 0.6228% 7/25/36 (g)(l)	181	121
Class B1, 1.2128% 7/25/36 (g)(l)	68	20
Class B3, 3.0428% 7/25/36 (g)(l)	102	28
Class M1, 0.6528% 7/25/36 (g)(l)	190	84
Class M2, 0.6728% 7/25/36 (g)(l)	134	55
Class M3, 0.6928% 7/25/36 (g)(l)	111	42
Class M4, 0.7628% 7/25/36 (g)(l)	75	27
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M5, 0.8128% 7/25/36 (g)(l)	$ 92	$ 31
Class M6, 0.8828% 7/25/36 (g)(l)	138	44
Series 2006-3A:
Class B1, 1.1428% 10/25/36 (g)(l)	119	24
Class B2, 1.6928% 10/25/36 (g)(l)	86	15
Class B3, 2.9428% 10/25/36 (g)(l)	140	25
Class M4, 0.7728% 10/25/36 (g)(l)	132	39
Class M5, 0.8228% 10/25/36 (g)(l)	158	43
Class M6, 0.9028% 10/25/36 (g)(l)	308	71
Series 2006-4A:
Class A1, 0.5728% 12/25/36 (g)(l)	667	467
Class A2, 0.6128% 12/25/36 (g)(l)	3,264	1,614
Class B1, 1.0428% 12/25/36 (g)(l)	104	23
Class B2, 1.5928% 12/25/36 (g)(l)	107	21
Class B3, 2.7928% 12/25/36 (g)(l)	181	33
Class M1, 0.6328% 12/25/36 (g)(l)	217	74
Class M2, 0.6528% 12/25/36 (g)(l)	144	46
Class M3, 0.6828% 12/25/36 (g)(l)	147	43
Class M4, 0.7428% 12/25/36 (g)(l)	175	49
Class M5, 0.7828% 12/25/36 (g)(l)	161	42
Class M6, 0.8628% 12/25/36 (g)(l)	144	35
Series 2007-1:
Class A2, 0.6128% 3/25/37 (g)(l)	685	445
Class B1, 1.0128% 3/25/37 (g)(l)	219	50
Class B2, 1.4928% 3/25/37 (g)(l)	159	30
Class B3, 3.6928% 3/25/37 (g)(l)	434	74
Class M1, 0.6128% 3/25/37 (g)(l)	192	83
Class M2, 0.6328% 3/25/37 (g)(l)	144	55
Class M3, 0.6628% 3/25/37 (g)(l)	129	42
Class M4, 0.7128% 3/25/37 (g)(l)	104	31
Class M5, 0.7628% 3/25/37 (g)(l)	160	45
Class M6, 0.8428% 3/25/37 (g)(l)	225	56
Series 2007-2A:
Class A1, 0.6128% 7/25/37 (g)(l)	612	447
Class A2, 0.6628% 7/25/37 (g)(l)	573	304
Class B1, 1.9428% 7/25/37 (g)(l)	177	30
Class B2, 2.5928% 7/25/37 (g)(l)	153	26
Class B3, 3.6928% 7/25/37 (g)(l)	171	30
Class M1, 0.7128% 7/25/37 (g)(l)	201	77
Class M2, 0.7528% 7/25/37 (g)(l)	110	35
Class M3, 0.8328% 7/25/37 (g)(l)	111	31
Class M4, 0.9928% 7/25/37 (g)(l)	220	53
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M5, 1.0928% 7/25/37 (g)(l)	$ 194	$ 41
Class M6, 1.3428% 7/25/37 (g)(l)	246	46
Series 2007-3:
Class A2, 0.6328% 7/25/37 (g)(l)	712	365
Class B1, 1.2928% 7/25/37 (g)(l)	159	31
Class B2, 1.9428% 7/25/37 (g)(l)	397	67
Class B3, 4.3428% 7/25/37 (g)(l)	212	32
Class M1, 0.6528% 7/25/37 (g)(l)	142	53
Class M2, 0.6828% 7/25/37 (g)(l)	152	53
Class M3, 0.7128% 7/25/37 (g)(l)	238	78
Class M4, 0.8428% 7/25/37 (g)(l)	374	109
Class M5, 0.9428% 7/25/37 (g)(l)	195	48
Class M6, 1.1428% 7/25/37 (g)(l)	148	35
Series 2007-4A:
Class B1, 2.8928% 9/25/37 (g)(l)	232	30
Class B2, 3.7928% 9/25/37 (g)(l)	840	101
Class M1, 1.2928% 9/25/37 (g)(l)	223	58
Class M2, 1.3928% 9/25/37 (g)(l)	223	49
Class M4, 1.9428% 9/25/37 (g)(l)	567	102
Class M5, 2.0928% 9/25/37 (g)(l)	567	85
Class M6, 2.2928% 9/25/37 (g)(l)	568	79
Series 2004-1 Class IO, 1.25% 4/25/34 (g)(o)	2,341	86
Series 2007-5A Class IO, 3.047% 10/25/37 (g)(l)(o)	5,309	568
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7769% 3/15/19 (g)(l)	611	306
Class H, 0.9869% 3/15/19 (g)(l)	411	169
Class J, 1.1869% 3/15/19 (g)(l)	309	117
Series 2007-BBA8:
Class D, 0.5869% 3/15/22 (g)(l)	452	293
Class E, 0.6369% 3/15/22 (g)(l)	2,347	1,441
Class F, 0.6869% 3/15/22 (g)(l)	1,440	832
Class G, 0.7369% 3/15/22 (g)(l)	369	203
Class H, 0.8869% 3/15/22 (g)(l)	452	223
Class J, 1.0369% 3/15/22 (g)(l)	452	183
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	359	366
Series 2004-PWR3 Class A3, 4.487% 2/11/41	963	982
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)	859	875
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,680	2,768
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-PW16:
Class A4, 5.9076% 6/11/40 (l)	$ 534	$ 534
Class AAB, 5.9076% 6/11/40 (l)	4,740	4,955
Series 2007-PW17 Class A1, 5.282% 6/11/50	541	549
Series 2007-PW18:
Class A2, 5.613% 6/11/50	320	330
Class A4, 5.7% 6/11/50	4,380	4,325
Series 2007-T26 Class A1, 5.145% 1/12/45 (l)	257	263
Series 2003-PWR2 Class X2, 0.5984% 5/11/39 (g)(l)(o)	7,070	47
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	3,332
Series 2006-PW14 Class X2, 0.8482% 12/11/38 (g)(l)(o)	12,358	242
Series 2006-T22:
Class A1, 5.415% 4/12/38 (l)	101	102
Class A4, 5.6286% 4/12/38 (l)	114	119
Series 2007-PW15 Class A1, 5.016% 2/11/44	257	263
Series 2007-PW16:
Class B, 5.9076% 6/11/40 (g)(l)	146	52
Class C, 5.9076% 6/11/40 (g)(l)	122	38
Class D, 5.9076% 6/11/40 (g)(l)	122	32
Series 2007-PW18 Class X2, 0.4862% 6/11/50 (g)(l)(o)	85,192	1,140
Series 2007-T28:
Class A1, 5.422% 9/11/42	144	149
Class X2, 0.3328% 9/11/42 (g)(l)(o)	42,605	349
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (g)(l)	579	197
C-BASS Trust floater Series 2006-SC1 Class A, 0.6128% 5/25/36 (g)(l)	740	447
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,072	1,130
Class XCL, 2.3619% 5/15/35 (g)(l)(o)	12,451	397
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	366	366
Class F, 7.734% 1/15/32	198	197
Series 2001-245 Class A2, 6.4842% 2/12/16 (g)(l)	917	942
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.6469% 8/16/21 (g)(l)	326	268
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
floater Series 2006-FL2:
Class G, 0.6669% 8/15/21 (g)(l)	$ 405	$ 304
Class H, 0.7069% 8/15/21 (g)(l)	324	221
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	6,330	6,361
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)	1,540	1,350
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)	1,459	1,492
Class A2, 5.8882% 12/10/49 (l)	1,210	1,255
Class A4, 5.8882% 12/10/49 (l)	3,035	2,997
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	178	180
Class A2A, 5.237% 12/11/49	812	828
Class A4, 5.322% 12/11/49	1,353	1,281
Series 2007-CD4:
Class A3, 5.293% 12/11/49	888	871
Class C, 5.476% 12/11/49	1,717	481
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0152% 5/15/46 (l)	912	932
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	492
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5669% 4/15/17 (g)(l)	2,043	1,655
Class C, 0.6069% 4/15/17 (g)(l)	734	580
Class D, 0.6469% 4/15/17 (g)(l)	721	555
Class E, 0.7069% 4/15/17 (g)(l)	230	172
Class F, 0.7469% 4/15/17 (g)(l)	130	85
Class G, 0.8869% 4/15/17 (g)(l)	130	69
Class H, 0.9569% 4/15/17 (g)(l)	130	49
Class J, 1.1869% 4/15/17 (g)(l)	100	28
Series 2005-FL11:
Class C, 0.6369% 11/15/17 (g)(l)	927	825
Class D, 0.6769% 11/15/17 (g)(l)	48	42
Class E, 0.7269% 11/15/17 (g)(l)	171	147
Class F, 0.7869% 11/15/17 (g)(l)	188	152
Class G, 0.8369% 11/15/17 (g)(l)	130	89
Series 2006-FL12 Class AJ, 0.4669% 12/15/20 (g)(l)	1,300	1,066
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	29	29
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	$ 2,599	$ 2,611
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (g)	1,542	1,543
Series 2007-C9 Class A4, 6.0098% 12/10/49 (l)	2,018	2,032
Series 2004-LBN2 Class X2, 1.0038% 3/10/39 (g)(l)(o)	2,596	16
Series 2006-C8:
Class B, 5.44% 12/10/46	1,579	553
Class XP, 0.6771% 12/10/46 (l)(o)	15,178	215
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (l)	47	47
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,107	1,075
Series 2006-C5:
Class A1, 5.297% 12/15/39	289	293
Class AJ, 5.373% 12/15/39	1,847	960
Series 2007-C2:
Class A1, 5.269% 1/15/49	28	28
Class A2, 5.448% 1/15/49 (l)	6,455	6,587
Class A3, 5.542% 1/15/49 (l)	1,824	1,665
Series 2007-C3:
Class A1, 5.664% 6/15/39 (l)	129	131
Class A4, 5.9118% 6/15/39 (l)	549	503
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,191	5,386
Series 2006-C5 Class ASP, 0.8719% 12/15/39 (l)(o)	9,638	193
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	825	736
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6869% 4/15/22 (g)(l)	3,254	1,269
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	912	955
Series 2002-CP5 Class A1, 4.106% 12/15/35	102	104
Series 2004-C1:
Class A3, 4.321% 1/15/37	247	252
Class A4, 4.75% 1/15/37	425	434
Series 1998-C1 Class D, 7.17% 5/17/40	85	86
Series 1999-C1 Class E, 8.1581% 9/15/41 (l)	398	397
Series 2001-CK6 Class AX, 1.1925% 8/15/36 (l)(o)	2,444	25
Series 2001-CKN5 Class AX, 2.3088% 9/15/34 (g)(l)(o)	7,417	131
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2003-C4 Class ASP, 0.6195% 8/15/36 (g)(l)(o)	$ 8,493	$ 12
Series 2006-C1 Class A3, 5.711% 2/15/39 (l)	4,815	4,912
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4869% 2/15/22 (g)(l)	345	224
Series 2007-TFL1:
Class C:
0.5069% 2/15/22 (g)(l)	1,416	779
0.6069% 2/15/22 (g)(l)	506	228
Class F, 0.6569% 2/15/22 (g)(l)	1,011	404
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	65	66
Series 2007-C1:
Class ASP, 0.6107% 2/15/40 (l)(o)	17,074	226
Class B, 5.487% 2/15/40 (g)(l)	1,394	160
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	325	318
Class G, 6.936% 3/15/33 (g)	600	576
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,514	5,048
Series 2001-1 Class X1, 1.255% 5/15/33 (g)(l)(o)	9,170	66
Series 2004-C1 Class X2, 1.3009% 11/10/38 (g)(l)(o)	8,286	50
Series 2005-C1 Class B, 4.846% 6/10/48 (l)	260	193
Series 2007-C1 Class XP, 0.3803% 12/10/49 (l)(o)	21,659	149
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.8423% 4/10/40 (g)(l)(o)	8,964	27
Series 2004-C3 Class X2, 0.8072% 12/10/41 (l)(o)	3,082	26
Series 2005-C1 Class X2, 0.8502% 5/10/43 (l)(o)	4,175	42
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.47% 11/5/21 (g)(l)	343	233
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	432	437
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,106	1,142
Class A2, 5.597% 12/10/49	1,824	1,875
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG9:
Class A1, 5.233% 3/10/39	$ 4	$ 4
Class A4, 5.444% 3/10/39	2,652	2,563
Series 2003-C1 Class XP, 2.1997% 7/5/35 (g)(l)(o)	5,414	1
Series 2003-C2 Class XP, 1.0601% 1/5/36 (g)(l)(o)	8,367	40
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (g)(l)(o)	17,540	217
Series 2006-GG7 Class A3, 6.0847% 7/10/38 (l)	2,404	2,470
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (g)(o)	21,681	244
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5247% 6/6/20 (g)(l)	46	34
Class D, 0.5647% 6/6/20 (g)(l)	218	137
Class E, 0.6547% 6/6/20 (g)(l)	252	154
Class F, 0.7247% 6/6/20 (g)(l)	634	368
Series 2007-EOP:
Class C, 0.6047% 3/6/20 (g)(l)	1,144	1,018
Class D, 0.6547% 3/6/20 (g)(l)	2,144	1,887
Class F, 0.7647% 3/6/20 (g)(l)	94	81
Class G, 0.8047% 3/6/20 (g)(l)	47	39
Class H, 0.9347% 3/6/20 (g)(l)	42	35
Class J, 1.1347% 3/6/20 (g)(l)	60	49
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (g)	1,433	1,487
Series 2004-GG2 Class A4, 4.964% 8/10/38	283	291
Series 2005-GG4 Class XP, 0.7072% 7/10/39 (g)(l)(o)	17,894	243
Series 2006-GG6 Class A2, 5.506% 4/10/38	5,348	5,417
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,368	1,396
Series 2007-GG10:
Class A1, 5.69% 8/10/45	344	354
Class A2, 5.778% 8/10/45	435	445
Class A4, 5.9988% 8/10/45 (l)	7,756	7,282
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1053% 1/15/38 (g)(l)(o)	2,039	14
Series 2004-CB8 Class X2, 1.2067% 1/12/39 (g)(l)(o)	2,037	17
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.5069% 11/15/18 (g)(l)	$ 761	$ 540
Class C, 0.5469% 11/15/18 (g)(l)	541	351
Class D, 0.5669% 11/15/18 (g)(l)	239	141
Class E, 0.6169% 11/15/18 (g)(l)	343	196
Class F, 0.6669% 11/15/18 (g)(l)	515	273
Class G, 0.6969% 11/15/18 (g)(l)	448	228
Class H, 0.8369% 11/15/18 (g)(l)	343	161
sequential payer:
Series 2006-CB14 Class A3B, 5.6694% 12/12/44 (l)	2,712	2,770
Series 2006-CB15 Class A3, 5.819% 6/12/43 (l)	1,373	1,411
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	587
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)	433	435
Class A3, 5.336% 5/15/47	380	365
Series 2007-CB19 Class A4, 5.9366% 2/12/49 (l)	3,198	3,089
Series 2007-LD11 Class A2, 5.9913% 6/15/49 (l)	2,560	2,622
Series 2007-LDP10 Class A1, 5.122% 1/15/49	67	68
Series 2007-LDPX Class A3, 5.412% 1/15/49	2,510	2,352
Series 2004-LDP4 Class D, 5.2913% 10/15/42 (l)	821	453
Series 2005-CB13 Class E, 5.5269% 1/12/43 (g)(l)	461	157
Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,840	6,942
Series 2006-CB17 Class A3, 5.45% 12/12/43	260	273
Series 2007-CB19:
Class B, 5.9366% 2/12/49 (l)	78	26
Class C, 5.9366% 2/12/49 (l)	204	69
Class D, 5.9366% 2/12/49 (l)	214	65
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	174	29
Class CS, 5.466% 1/15/49 (l)	75	12
Class ES, 5.5451% 1/15/49 (g)(l)	472	24
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (g)	376	377
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1496% 7/15/44 (l)	743	711
Series 1998-C1 Class D, 6.98% 2/18/30	375	378
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0832% 4/25/21 (g)(l)	92	60
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	$ 174	$ 179
Series 2001-C3 Class A1, 6.058% 6/15/20	24	24
Series 2006-C1 Class A2, 5.084% 2/15/31	418	423
Series 2006-C3 Class A1, 5.478% 3/15/32	38	38
Series 2006-C6:
Class A1, 5.23% 9/15/39	114	115
Class A2, 5.262% 9/15/39 (l)	1,591	1,624
Series 2006-C7:
Class A1, 5.279% 11/15/38	88	89
Class A2, 5.3% 11/15/38	1,003	1,025
Class A3, 5.347% 11/15/38	679	677
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)	139	141
Class A4, 5.424% 2/15/40	2,738	2,657
Series 2007-C2:
Class A1, 5.226% 2/15/40	89	90
Class A3, 5.43% 2/15/40	1,980	1,904
Series 2000-C5 Class E, 7.29% 12/15/32	64	65
Series 2001-C3 Class B, 6.512% 6/15/36	1,763	1,829
Series 2001-C7 Class D, 6.514% 11/15/33	1,003	1,009
Series 2004-C2 Class XCP, 1.2292% 3/15/36 (g)(l)(o)	15,387	132
Series 2004-C4 Class A2, 4.567% 6/15/29 (l)	138	139
Series 2005-C3 Class XCP, 0.9157% 7/15/40 (l)(o)	3,075	39
Series 2006-C3 Class A3 5.689% 3/15/32	550	569
Series 2006-C6 Class XCP, 0.8541% 9/15/39 (l)(o)	5,184	94
Series 2007-C1:
Class C, 5.533% 2/15/40 (l)	2,006	421
Class D, 5.563% 2/15/40 (l)	365	62
Class E, 5.582% 2/15/40 (l)	182	27
Class XCP, 0.5131% 2/15/40 (l)(o)	2,084	27
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,140	1,102
Series 2007-C7:
Class A3, 5.866% 9/15/45	2,982	2,917
Class XCP, 0.4535% 9/15/45 (l)(o)	71,579	833
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (g)	261	269
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (g)	1,381	1,215
Class C, 4.13% 11/20/37 (g)	3,934	3,344
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5669% 9/15/21 (g)(l)	$ 292	$ 243
Class E, 0.6269% 9/15/21 (g)(l)	1,054	825
Class F, 0.6769% 9/15/21 (g)(l)	868	630
Class G, 0.6969% 9/15/21 (g)(l)	1,714	1,124
Class H, 0.7369% 9/15/21 (g)(l)	442	176
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,619	1,709
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	165	166
Series 2007-C1 Class A1, 4.533% 6/12/50	326	330
Series 2005-CKI1 Class A3, 5.405% 11/12/37 (l)	1,498	1,528
Series 2005-LC1 Class F, 5.5536% 1/12/44 (g)(l)	793	275
Series 2006-C1 Class A2, 5.7934% 5/12/39 (l)	1,286	1,340
Series 2007-C1 Class A4, 6.0197% 6/12/50 (l)	3,452	3,404
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	1,898
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3701% 12/12/49 (l)	425	394
sequential payer:
Series 2006-1 CLass A3, 5.6441% 2/12/39 (l)	970	996
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	784	811
Series 2007-5:
Class A1, 4.275% 8/12/48	41	42
Class A3, 5.364% 8/12/48	356	349
Class A4, 5.378% 8/12/48	36	33
Class B, 5.479% 2/12/17	2,736	189
Series 2007-6:
Class A1, 5.175% 3/12/51	56	57
Class A4, 5.485% 3/12/51 (l)	7,400	6,842
Series 2007-7 Class A4, 5.81% 6/12/50 (l)	3,192	3,049
Series 2007-8 Class A1, 4.622% 8/12/49	245	250
Series 2006-4 Class XP, 0.816% 12/12/49 (l)(o)	20,927	428
Series 2007-6 Class B, 5.635% 3/12/51 (l)	912	258
Series 2007-7 Class B, 5.75% 6/12/50	79	14
Series 2007-8 Class A3, 6.1549% 8/12/49 (l)	787	783
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF Class J, 0.797% 8/15/19 (g)(l)	19	17
Series 2006-XLF:
Class C, 1.537% 7/15/19 (g)(l)	625	86
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2006-XLF:
Class F, 0.657% 7/15/19 (g)(l)	$ 878	$ 790
Class G, 0.697% 7/15/19 (g)(l)	499	349
Series 2007-XCLA Class A1, 0.537% 7/17/17 (g)(l)	1,937	814
Series 2007-XLCA Class B, 0.837% 7/17/17 (g)(l)	1,670	50
Series 2007-XLFA:
Class C, 0.497% 10/15/20 (g)(l)	523	209
Class D, 0.527% 10/15/20 (g)(l)	507	117
Class E, 0.587% 10/15/20 (g)(l)	634	82
Class F, 0.637% 10/15/20 (g)(l)	380	34
Class G, 0.677% 10/15/20 (g)(l)	470	33
Class H, 0.767% 10/15/20 (g)(l)	296	9
Class J, 0.917% 10/15/20 (g)(l)	338	7
Class MHRO, 1.027% 10/15/20 (g)(l)	376	56
Class MJPM, 1.337% 10/15/20 (g)(l)	115	81
Class MSTR, 1.037% 10/15/20 (g)(l)	214	32
Class NHRO, 1.227% 10/15/20 (g)(l)	567	74
Class NSTR, 1.187% 10/15/20 (g)(l)	197	26
sequential payer:
Series 2003-IQ5 Class X2, 0.9866% 4/15/38 (g)(l)(o)	2,808	30
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,354	1,359
Series 2006-HQ10 Class A1, 5.131% 11/12/41	211	214
Series 2006-T23 Class A1, 5.682% 8/12/41	614	628
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	222	227
Class A31, 5.439% 2/12/44 (l)	462	466
Series 2007-IQ13 Class A1, 5.05% 3/15/44	239	244
Series 2007-IQ14 Class A1, 5.38% 4/15/49	588	606
Series 2007-T25:
Class A1, 5.391% 11/12/49	193	198
Class A2, 5.507% 11/12/49	896	939
Series 2003-IQ6 Class X2, 0.7193% 12/15/41 (g)(l)(o)	5,901	53
Series 2005-IQ9 Class X2, 1.2108% 7/15/56 (g)(l)(o)	10,717	175
Series 2006-HQ10 Class X2, 0.6959% 11/12/41 (g)(l)(o)	7,085	86
Series 2006-HQ8 Class A3, 5.61% 3/12/44 (l)	1,415	1,447
Series 2006-HQ9 Class B, 5.832% 7/12/44 (l)	1,353	873
Series 2006-IQ11:
Class A3, 5.9045% 10/15/42 (l)	1,513	1,572
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Class A4, 5.9405% 10/15/42 (l)	$ 274	$ 284
Series 2006-IQ12 Class B, 5.468% 12/15/43	912	315
Series 2006-T23 Class A3, 5.9806% 8/12/41 (l)	466	487
Series 2007-HQ11 Class B, 5.538% 2/20/44 (l)	1,654	587
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	1,368	1,263
Class AAB, 5.654% 4/15/49	2,650	2,753
Class B, 5.9135% 4/15/49 (l)	224	66
Series 2007-XLC1:
Class C, 0.937% 7/17/17 (g)(l)	2,250	68
Class D, 1.037% 7/17/17 (g)(l)	1,059	32
Class E, 1.137% 7/17/17 (g)(l)	861	26
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	11	12
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	626	628
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	112	116
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (g)	775	792
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.5369% 1/15/18 (g)(l)	969	967
Series 2006-WL7A:
Class E, 0.6169% 9/15/21 (g)(l)	1,239	666
Class F, 0.6769% 8/11/18 (g)(l)	1,426	706
Class G, 0.6969% 8/11/18 (g)(l)	1,351	646
Class J, 0.9369% 8/11/18 (g)(l)	300	61
Series 2007-WHL8:
Class AP1, 1.0369% 6/15/20 (g)(l)	98	54
Class AP2, 1.1369% 6/15/20 (g)(l)	163	82
Class F, 0.8169% 6/15/20 (g)(l)	3,171	793
Class LXR1, 1.0369% 6/15/20 (g)(l)	112	56
Class LXR2, 1.1369% 6/15/20 (g)(l)	2,162	865
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	225	226
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	1,769	1,786
Series 2003-C8 Class A3, 4.445% 11/15/35	3,972	4,048
Series 2006-C27 Class A2, 5.624% 7/15/45	815	828
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C29:
Class A1, 5.11% 11/15/48	$ 529	$ 537
Class A3, 5.313% 11/15/48	2,422	2,463
Series 2007-C30:
Class A1, 5.031% 12/15/43	90	92
Class A3, 5.246% 12/15/43	783	780
Class A4, 5.305% 12/15/43	268	258
Class A5, 5.342% 12/15/43	976	862
Series 2007-C31:
Class A1, 5.14% 4/15/47	114	115
Class A4, 5.509% 4/15/47	2,061	1,881
Series 2007-C32:
Class A2, 5.7351% 6/15/49 (l)	3,184	3,267
Class A3, 5.9286% 6/15/49 (l)	1,548	1,473
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(l)	433	355
Series 2003-C8 Class XP, 0.4798% 11/15/35 (g)(l)(o)	2,638	6
Series 2003-C9 Class XP, 0.6562% 12/15/35 (g)(l)(o)	4,352	10
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (g)(l)	701	652
Class 180B, 5.5782% 10/15/41 (g)(l)	319	287
Series 2005-C19 Class B, 4.892% 5/15/44	912	622
Series 2005-C22:
Class B, 5.5348% 12/15/44 (l)	2,022	1,113
Class F, 5.5348% 12/15/44 (g)(l)	1,521	404
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	5,005	5,037
Series 2006-C29 Class E, 5.516% 11/15/48 (l)	912	267
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	2,736	432
Class D, 5.513% 12/15/43 (l)	1,459	173
Class XP, 0.6284% 12/15/43 (g)(l)(o)	10,504	155
Series 2007-C31 Class C, 5.8829% 4/15/47 (l)	251	51
Series 2007-C31A Class A2, 5.421% 4/15/47	6,385	6,514
Series 2007-C32:
Class D, 5.9286% 6/15/49 (l)	685	125
Class E, 5.9286% 6/15/49 (l)	1,080	177
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 6.0995% 2/15/51 (l)	$ 604	$ 562
Series 2007-C33 Class B, 6.0995% 2/15/51 (l)	1,534	475
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $269,722)		316,369
Municipal Securities - 0.1%

California Gen. Oblig.:
6.2% 3/1/19	2,600	2,697
7.5% 4/1/34	3,750	3,935
7.55% 4/1/39	4,908	5,197
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	4,050	4,089
TOTAL MUNICIPAL SECURITIES (Cost $15,445)		15,918
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $1,897)	1,794	1,939
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $131)	143	154
Floating Rate Loans - 1.4%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
AM General LLC term loan 6.0401% 4/17/12 (l)	4,130	3,304
Ford Motor Co. term loan 3.2837% 12/15/13 (l)	13,829	12,861
		16,165
Hotels, Restaurants & Leisure - 0.0%
Cannery Casino Resorts LLC:
term loan 4.5409% 5/18/13 (l)	202	180
Tranche B, term loan 4.5911% 5/18/13 (l)	227	203
Fantasy Springs Resort Casino term loan 12% 8/6/12 (l)	7,856	6,756
		7,139
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.2%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.3% 3/6/14 (l)	$ 9,232	$ 8,563
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.5347% 6/12/14 (l)	3,817	3,511
Hicks Sports Group LLC Tranche 2LN, term loan 8.75% 12/22/11 (c)(l)	2,750	385
Newsday LLC term loan 10.5% 8/1/13	7,000	7,350
Tribune Co. Tranche X, term loan 7.0838% 3/17/09 (c)(l)	1,188	677
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (l)	12,805	10,980
		31,466
Specialty Retail - 0.0%
GNC Corp. term loan 2.5666% 9/16/13 (l)	764	729
Michaels Stores, Inc.:
Tranche B1, term loan 2.6932% 10/31/13 (l)	1,200	1,105
Tranche B2, term loan 4.9432% 7/31/16 (l)	1,615	1,548
		3,382
TOTAL CONSUMER DISCRETIONARY		58,152
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
BI-LO LLC term loan 9.5% 5/12/15 (l)	8,645	8,450
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.3507% 5/7/14 (l)	577	532
FINANCIALS - 0.2%
Capital Markets - 0.0%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	5,446	5,419
Diversified Financial Services - 0.0%
CIT Group, Inc.:
term loan 13% 1/20/12 (l)	1,754	1,806
Tranche A, term loan 9.5% 1/20/12 (l)	2,972	3,038
		4,844
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
Realogy Corp.:
Credit-Linked Deposit 3.2487% 10/10/13 (l)	$ 1,279	$ 1,071
Tranche 2LN, term loan 13.5% 10/15/17	17,270	17,961
Tranche B, term loan 3.2915% 10/10/13 (l)	4,750	3,978
Tranche DD, term loan 3.2927% 10/10/13 (l)	1,002	837
		23,847
TOTAL FINANCIALS		34,110
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Concentra Operating Corp. Tranche 2LN, term loan 5.8% 6/25/15 (l)	19,892	18,102
Genoa Healthcare Group LLC Tranche 2, term loan 10.75% 2/4/13 (l)	2,500	2,050
Golden Gate National Senior Care LLC:
Tranche 1LN, term loan 3.1041% 3/14/11 (l)	4,332	4,116
Tranche 2LN, term loan 8.1041% 9/14/11 (l)	6,000	5,670
National Renal Institutes, Inc. Tranche B, term loan 9% 3/31/13 (l)	11,876	11,164
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.1041% 6/15/15 (l)	17,840	16,234
		57,336
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.36% 5/11/15 pay-in-kind (l)	110	97
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5478% 4/30/14 (l)	8,336	7,419
US Airways Group, Inc. term loan 2.8128% 3/23/14 (l)	4,593	3,594
		11,013
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.45% 2/7/15 (l)	985	882
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (l)	7,990	7,511
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.0%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (l)	$ 7,159	$ 6,685
TOTAL INDUSTRIALS		26,188
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Avaya, Inc. term loan 3.2597% 10/24/14 (l)	5,480	4,726
IPC Systems, Inc. Tranche 2LN, term loan 5.5401% 5/31/15 (l)	6,000	5,040
SafeNet, Inc. Tranche 2LN, term loan 6.3413% 4/12/15 (l)	7,500	7,050
Sorenson Communications, Inc. Tranche C, term loan 6% 8/16/13 (l)	4,640	4,246
		21,062
Semiconductors & Semiconductor Equipment - 0.1%
Spansion, Inc. term loan 7.5% 2/1/15 (l)	5,935	5,868
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 6.0401% 6/11/15 (l)	23,730	22,069
SS&C Technologies, Inc. term loan 2.3194% 11/23/12 (l)	395	379
		22,448
TOTAL INFORMATION TECHNOLOGY		49,378
MATERIALS - 0.0%
Chemicals - 0.0%
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 9/20/10 (l)	674	682
Tranche B 2LN, term loan 9% 9/20/10 (l)	181	183
		865
UTILITIES - 0.1%
Electric Utilities - 0.0%
Bicent Power LLC Tranche 2LN, term loan 4.3% 12/31/14 (l)	810	486
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B2, term loan 3.9692% 10/10/14 (l)	$ 2,769	$ 2,133
Tranche B3, term loan 3.797% 10/10/14 (l)	8,916	6,821
		9,440
Independent Power Producers & Energy Traders - 0.1%
Nebraska Energy, Inc. Tranche 2LN, term loan 4.8125% 5/1/14 (l)	12,400	11,284
TOTAL UTILITIES		20,724
TOTAL FLOATING RATE LOANS (Cost $256,499)		255,735
Bank Notes - 0.0%

National City Bank, Cleveland 0.3519% 3/1/13 (l) (Cost $492)	576	554
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (l)	620	471
MUFG Capital Finance 1 Ltd. 6.346% (l)	2,427	2,201
		2,672
TOTAL PREFERRED SECURITIES (Cost $1,848)		2,672
Fixed-Income Funds - 9.2%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (m)	4,736,666	500,097
Fidelity Mortgage Backed Securities Central Fund (m)	11,190,240	1,166,471
TOTAL FIXED-INCOME FUNDS (Cost $1,600,479)		1,666,568
Money Market Funds - 5.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.23% (n)	984,306,830	$ 984,307
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(n)	63,981,000	63,981
TOTAL MONEY MARKET FUNDS (Cost $1,048,288)		1,048,288
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.2%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Government Obligations) # (Cost $6,465)	$ 6,465	6,465
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $16,770,037)		18,275,525
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(229,510)
NET ASSETS - 100%		$ 18,046,015
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,560,250) (k)

	Sept. 2037	$ 10,760	$ (10,190)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,398,000) (k)	Sept. 2037	8,818	(8,351)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $565,625) (k)	Sept. 2037	2,023	(1,915)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,398,000) (k)

	Sept. 2037	$ 8,818	$ (8,351)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,332,000) (k)	Sept. 2037	8,576	(8,122)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,024,750) (k)	Sept. 2037	7,362	(6,972)
TOTAL CREDIT DEFAULT SWAPS		$ 46,357	$ (43,901)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 2.692% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2014	150,000	3,921
Receive semi-annually a fixed rate equal to 5.61% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2012	95,500	10,784
TOTAL INTEREST RATE SWAPS		$ 245,500	$ 14,705
		$ 291,857	$ (29,196)
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $746,385,000 or 4.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $31,347,000.

(k) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,285,000 or 0.0% of net assets.

* Amount represents less than $1,000.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 7
HMH Holdings, Inc.	1/22/10 - 3/9/10	$ 2,063
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 9,292
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$6,465,000 due 6/01/10 at 0.20%
BNP Paribas Securities Corp.	$ 2,742
Banc of America Securities LLC	1,039
Barclays Capital, Inc.	2,684
$ 6,465
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,339
Fidelity Corporate Bond 1-10 Year Central Fund	21,073
Fidelity Mortgage Backed Securities Central Fund	33,973
Fidelity Securities Lending Cash Central Fund	187
Total	$ 56,572
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 529,145	$ -	$ 49,948	$ 500,097	21.2%
Fidelity Mortgage Backed Securities Central Fund	1,256,475	33,972	149,765	1,166,471	14.4%
Total	$ 1,785,620	$ 33,972	$ 199,713	$ 1,666,568
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CareView Communications, Inc.	$ -	$ 15,100	$ -	$ -	$ 17,800
Southwest Bancorp, Inc., Oklahoma	-	20,046	-	-	22,088
Total	$ -	$ 35,146	$ -	$ -	$ 39,888
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,306,386	$ 1,293,324	$ 13,062	$ -
Consumer Staples	945,058	945,058	-	-
Energy	1,222,842	1,212,388	10,454	-
Financials	1,742,238	1,719,370	9,023	13,845
Health Care	1,349,930	1,349,913	17	-
Industrials	1,363,211	1,362,660	350	201
Information Technology	2,069,085	2,068,091	-	994
Materials	474,330	474,330	-	-
Telecommunication Services	159,034	158,863	-	171
Utilities	92,063	86,635	5,428	-
Corporate Bonds	2,185,561	-	2,184,679	882
U.S. Government and Government Agency Obligations	1,481,210	-	1,481,210	-
U.S. Government Agency - Mortgage Securities	315,823	-	315,823	-
Asset-Backed Securities	136,742	-	119,344	17,398
Collateralized Mortgage Obligations	117,350	-	112,768	4,582
Commercial Mortgage Securities	316,369	-	291,422	24,947
Municipal Securities	15,918	-	15,918	-
Foreign Government and Government Agency Obligations	1,939	-	1,939	-
Supranational Obligations	154	-	154	-
Floating Rate Loans	255,735	-	255,735	-
Bank Notes	554	-	554	-
Preferred Securities	2,672	-	2,672	-
Fixed-Income Funds	1,666,568	1,666,568	-	-
Money Market Funds	1,048,288	1,048,288	-	-
Cash Equivalents	6,465	-	6,465	-
Total Investments in Securities:	$ 18,275,525	$ 13,385,488	$ 4,827,017	$ 63,020
Derivative Instruments:
Assets
Swap Agreements	$ 14,705	$ -	$ 14,705	$ -
Liabilities
Swap Agreements	$ (43,901)	$ -	$ (43,901)	$ -
Total Derivative Instruments:	$ (29,196)	$ -	$ (29,196)	$ -
Other Financial Instruments:
Forward Commitments	$ (334)	$ -	$ (334)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 66,836
Total Realized Gain (Loss)	(38)
Total Unrealized Gain (Loss)	8,080
Cost of Purchases	14,587
Proceeds of Sales	(13,798)
Amortization/Accretion	590
Transfers in to Level 3	16,858
Transfers out of Level 3	(30,095)
Ending Balance	$ 63,020
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 6,324

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities, Derivative Instruments and Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $16,961,217,000. Net unrealized appreciation aggregated $1,314,308,000, of which $1,926,810,000 related to appreciated investment securities and $612,502,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $46,357,000 representing 0.26% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2010